                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-4708
                                   ---------------------------------------------

                             SunAmerica Income Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                Vincent M. Marra
                             Senior Vice President
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464
                                                   -----------------------------

Date of fiscal year end: March 31
                        --------------------------

Date of reporting period:   September 30, 2006
                         -------------------------

Item 1. Reports to Stockholders

SunAmerica 2006
---------------

[PHOTO]



Semi-annual Report

                                    [GRAPHIC]



Income Funds

[LOGO] AIG SunAmerica
           Mutual Funds

        September 30, 2006                                     SEMIANNUAL REPORT

SUNAMERICA INCOME FUNDS

SunAmerica U.S. Government Securities Fund (SGTAX)

SunAmerica GNMA Fund (GNMAX)

SunAmerica Strategic Bond Fund (SDIAX)

SunAmerica High Yield Bond Fund (SHNAX)

SunAmerica Tax Exempt Insured Fund (STEAX)

                        Table of Contents

             SHAREHOLDER LETTER................................  2
             EXPENSE EXAMPLE...................................  3
             STATEMENT OF ASSETS AND LIABILITIES...............  5
             STATEMENT OF OPERATIONS...........................  7
             STATEMENT OF CHANGES IN NET ASSETS................  9
             FINANCIAL HIGHLIGHTS.............................. 12
             PORTFOLIO OF INVESTMENTS.......................... 17
             NOTES TO FINANCIAL STATEMENTS..................... 61
             APPROVAL OF THE INVESTMENT ADVISORY AND
             MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT.... 76
             TRUSTEE AND OFFICER INFORMATION................... 80

        Shareholder Letter

Dear Shareholder,

We are pleased to present the semi-annual report for the SunAmerica Income Funds for the period ended September 30, 2006.

The six-month period will be best remembered for the Federal Reserve halting its policy of raising interest rates, following 17 consecutive quarter-point increases commencing in June 2004. Currently, the question overhanging the financial markets is whether the Federal Reserve's action is merely a pause toward higher interest rates or truly represents the end of the tightening cycle.

The beginning of the semi-annual period was a rocky time for the fixed income markets. The first three months were marked by increased awareness of risk. This re-emergence of risk and the continued headwinds posed by increasing interest rates took its toll on most fixed income markets. The Lipper Emerging Market Debt category declined by 2.69% as aversion to risk increased. As one would expect, short-term maturities and Treasury-Inflation-Protected securities held up the best--delivering small positive returns. The Lipper U.S Government Money Market Fund category lead the way returning 1.02% for the quarter.

The fixed income markets rallied upon the cessation of interest rate hikes at the August Federal Reserve meeting. The 10-year Treasury yield went from a high of 5.22% during the quarter to a yield of 4.63% at quarter's end. All major Lipper fixed income categories produced positive returns in the third calendar quarter with longer duration portfolios leading the way. High yield and municipal bonds also posted solid returns. Despite the challenging start to the period, six-month returns for major indices were positive. The Lehman Aggregate Bond Index returned 3.73%; the Lehman U.S. Government Bond Index rose 3.56%; and the Lehman Brothers Municipal Bond Index returned 3.44%. The high yield market continued its run of solid performance with the CSFB High Yield Index delivering a 3.93% return for the period.

We are proud that the SunAmerica Income Funds' portfolio managers were able to add value for our investors. Each of the five SunAmerica Income Funds (A shares) were in the top half of their respective Lipper peer group for the six-month period. Of particular note is the SunAmerica High Yield Bond Fund which finished in the top 10% of its Lipper peer group during the period. We continue to recommend that investors construct a diversified portfolio with an asset allocation appropriate to their individual circumstances and risk profile. We urge you to sit down with your financial adviser to review your portfolio.

Thank you for including AIG SunAmerica Mutual Funds in your investment plan. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

The SunAmerica Income Funds Investment Professionals

AIG SunAmerica Asset Management Corp. AIG Global Investment Corp.
------------------------------------- ---------------------------
Michael Cheah                         Rich Mercante          J.Hutchinson Bryan
Andrew Doulous                        Gregory Braun          Geoffrey Cornell

--------
The Lehman Aggregate Bond Index used by bond funds as a benchmark to measure their relative performance. The index comprises government securities, mortgage-backed securities, asset-backed securities and corporate securities to simulate the universe of bonds in the market. The maturity of the bonds in the index are over one year. Lehman Brothers U.S. Government Bond Index is a benchmark index made up of the Treasury Bond Index and the Agency Bond Index as well as the 1-3 Year Government Index and the 20+ Year Treasury Index. The Lehman Brothers Municipal Bond Index is a broad market performance benchmark for the tax exempt bond market. It is currently derived from approximately 40,000 issues. The CSFB High Yield Index is designed to mirror the investible universe of the $US-denominated high yield debt market. As of March 30, 2001, the index included $379 billion in tradable securities representing a universe of $704 billion. Indices are not managed and an investor cannot invest directly into an index.

Investors should carefully consider the investment objectives, risks, charges, and expenses of any mutual fund before investing. This and other important information is contained in the prospectus, which can be obtained from your financial adviser or from the AIG SunAmerica Sales Desk at 800-858-8850, ext. 6003. Read the prospectus carefully before investing.

Funds distributed by AIG SunAmerica Capital Services, Inc.

        SunAmerica Income Funds
        EXPENSE EXAMPLE -- September 30, 2006 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Fund in the SunAmerica Income Funds (the "Trust"), you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at April 1, 2006 and held until September 30, 2006.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended September 30, 2006" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended September 30, 2006" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended September 30, 2006" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Fund's prospectus and/or your retirement plan document for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended September 30, 2006" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended September 30, 2006" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended September 30, 2006" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Fund's prospectus and/or your retirement plan document for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended September 30, 2006" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges; small account fees and administrative fees, if applicable to your account. Please refer to your prospectus and/or qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Income Funds
        EXPENSE EXAMPLE -- September 30, 2006 -- (unaudited) (continued)

                                                  Actual                                  Hypothetical
                                ------------------------------------------ ------------------------------------------
                                                                                         Ending Account
                                              Ending Account                              Value Using
                                               Value Using   Expenses Paid               a Hypothetical Expenses Paid
                                  Beginning       Actual      During the     Beginning     5% Assumed    During the
                                Account Value   Return at    Period Ended  Account Value   Return at    Period Ended
                                 at April 1,  September 30,  September 30,  at April 1,  September 30,  September 30,
                                    2006           2006          2006*         2006           2006          2006*
                                ------------- -------------- ------------- ------------- -------------- -------------
U.S. Government Securities Fund
  Class A#.....................   $1,000.00     $1,031.67       $ 5.04       $1,000.00     $1,020.10       $ 5.01
  Class B#.....................   $1,000.00     $1,029.44       $ 8.34       $1,000.00     $1,016.85       $ 8.29
  Class C#.....................   $1,000.00     $1,028.34       $ 8.34       $1,000.00     $1,016.85       $ 8.29
GNMA Fund
  Class A#.....................   $1,000.00     $1,027.32       $ 5.03       $1,000.00     $1,020.10       $ 5.01
  Class B#.....................   $1,000.00     $1,024.91       $ 8.32       $1,000.00     $1,016.85       $ 8.29
  Class C#.....................   $1,000.00     $1,023.97       $ 8.32       $1,000.00     $1,016.85       $ 8.29
Strategic Bond Fund
  Class A......................   $1,000.00     $1,034.87       $ 6.48       $1,000.00     $1,018.70       $ 6.43
  Class B......................   $1,000.00     $1,031.44       $ 9.83       $1,000.00     $1,015.39       $ 9.75
  Class C......................   $1,000.00     $1,031.48       $ 9.83       $1,000.00     $1,015.39       $ 9.75
High Yield Bond Fund
  Class A#.....................   $1,000.00     $1,055.97       $ 7.01       $1,000.00     $1,018.25       $ 6.88
  Class B#.....................   $1,000.00     $1,052.52       $10.34       $1,000.00     $1,014.99       $10.15
  Class C#.....................   $1,000.00     $1,052.42       $10.34       $1,000.00     $1,014.99       $10.15
Tax Exempt Insured Fund
  Class A......................   $1,000.00     $1,029.65       $ 6.41       $1,000.00     $1,018.75       $ 6.38
  Class B......................   $1,000.00     $1,024.83       $10.71       $1,000.00     $1,014.49       $10.66
  Class C#.....................   $1,000.00     $1,026.14       $ 9.90       $1,000.00     $1,015.29       $ 9.85




                                   Expense
                                    Ratio
                                    as of
                                September 30,
                                    2006*
                                -------------
U.S. Government Securities Fund
  Class A#.....................     0.99%
  Class B#.....................     1.64%
  Class C#.....................     1.64%
GNMA Fund
  Class A#.....................     0.99%
  Class B#.....................     1.64%
  Class C#.....................     1.64%
Strategic Bond Fund
  Class A......................     1.27%
  Class B......................     1.93%
  Class C......................     1.93%
High Yield Bond Fund
  Class A#.....................     1.36%
  Class B#.....................     2.01%
  Class C#.....................     2.01%
Tax Exempt Insured Fund
  Class A......................     1.26%
  Class B......................     2.11%
  Class C#.....................     1.95%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus and/or qualified retirement plan document for more information.
# During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2006" and the "Expenses Ratios" would have been higher.

        SunAmerica Income Funds
        STATEMENT OF ASSETS AND LIABILITIES -- September 30, 2006 -- (unaudited)

                                                                           U.S. Government                 Strategic
                                                                             Securities        GNMA          Bond
                                                                                Fund           Fund          Fund
                                                                           --------------- ------------  ------------
ASSETS:
Long-term investment securities, at value* (unaffiliated).................  $159,635,445   $409,845,619  $501,332,059
Short-term investment securities, at value* (unaffiliated)................            --             --    28,214,000
Repurchase agreements (cost equals market)................................    13,510,000             --    12,365,000
                                                                            ------------   ------------  ------------
  Total investments.......................................................   173,145,445    409,845,619   541,911,059
                                                                            ------------   ------------  ------------
Cash......................................................................           958             --    21,284,659
Foreign cash*.............................................................            --             --       927,381
Receivable for:
  Shares of beneficial interest sold......................................       988,213      1,107,495     5,799,732
  Dividends and interest..................................................     1,176,366      2,284,313     7,636,590
  Investments sold........................................................            --             --     6,520,423
Prepaid expenses and other assets.........................................         1,660          3,969         2,107
Due from investment adviser for expense reimbursements/fee waivers........        51,289        105,696            --
                                                                            ------------   ------------  ------------
Total assets..............................................................   175,363,931    413,347,092   584,081,951
                                                                            ------------   ------------  ------------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed..................................       166,764        716,966       928,616
  Investments purchased...................................................            --             --    15,888,696
  Investment advisory and management fees.................................        91,246        153,205       281,973
  Distribution and service maintenance fees...............................        62,690        171,460       251,897
  Transfer agent fees and expenses........................................        46,217        120,636        85,168
  Trustees' fees and expenses.............................................        96,711         56,433        23,132
  Line of credit..........................................................            --      1,312,708            --
  Other accrued expenses..................................................        63,047         91,266        90,656
Dividends payable.........................................................       110,072        215,581       517,289
Securities sold short, at value#..........................................            --             --       646,196
                                                                            ------------   ------------  ------------
Total liabilities.........................................................       636,747      2,838,255    18,713,623
                                                                            ------------   ------------  ------------
Net Assets................................................................  $174,727,184   $410,508,837  $565,368,328
                                                                            ============   ============  ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01 par value............................  $    188,843   $    370,804  $  1,587,408
Paid-in capital...........................................................   188,359,871    417,477,982   585,339,113
                                                                            ------------   ------------  ------------
                                                                             188,548,714    417,848,786   586,926,521
Accumulated undistributed net investment income (loss)....................        28,557       (366,643)      400,854
Accumulated undistributed net realized gain (loss) on investments, futures
 contracts, securities sold short and foreign exchange transactions.......   (13,237,465)    (5,105,381)  (28,476,833)
Unrealized appreciation (depreciation) on investments.....................      (612,622)    (1,867,925)    6,542,043
Unrealized appreciation (depreciation) on foreign exchange transactions...            --             --       (24,257)
                                                                            ------------   ------------  ------------
  Net Assets..............................................................  $174,727,184   $410,508,837  $565,368,328
                                                                            ============   ============  ============
*Cost
  Long-term investment securities (unaffiliated)..........................  $160,248,067   $411,713,544  $494,790,016
                                                                            ============   ============  ============
  Short-term investment securities (unaffiliated).........................  $         --   $         --  $ 28,214,000
                                                                            ============   ============  ============
  Foreign currency........................................................  $         --   $         --  $    949,727
                                                                            ============   ============  ============
#Proceeds from securities sold short......................................  $         --   $         --  $    646,196
                                                                            ============   ============  ============

                                                                            High Yield    Tax Exempt
                                                                               Bond        Insured
                                                                               Fund          Fund
                                                                           ------------  -----------
ASSETS:
Long-term investment securities, at value* (unaffiliated)................. $265,831,247  $54,459,245
Short-term investment securities, at value* (unaffiliated)................           --    9,900,215
Repurchase agreements (cost equals market)................................   28,102,000           --
                                                                           ------------  -----------
  Total investments.......................................................  293,933,247   64,359,460
                                                                           ------------  -----------
Cash......................................................................       30,193           --
Foreign cash*.............................................................      150,189           --
Receivable for:
  Shares of beneficial interest sold......................................    3,893,880       26,138
  Dividends and interest..................................................    5,070,303      785,922
  Investments sold........................................................    3,836,597           --
Prepaid expenses and other assets.........................................       44,248          607
Due from investment adviser for expense reimbursements/fee waivers........       88,790        1,023
                                                                           ------------  -----------
Total assets..............................................................  307,047,447   65,173,150
                                                                           ------------  -----------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed..................................      325,623       22,563
  Investments purchased...................................................      479,050    2,035,040
  Investment advisory and management fees.................................      178,233       26,019
  Distribution and service maintenance fees...............................      156,669       23,712
  Transfer agent fees and expenses........................................       57,841       19,686
  Trustees' fees and expenses.............................................       49,943       30,322
  Line of credit..........................................................           --           --
  Other accrued expenses..................................................       88,363       49,901
Dividends payable.........................................................      610,027       55,770
Securities sold short, at value#..........................................           --           --
                                                                           ------------  -----------
Total liabilities.........................................................    1,945,749    2,263,013
                                                                           ------------  -----------
Net Assets................................................................ $305,101,698  $62,910,137
                                                                           ============  ===========
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01 par value............................ $    647,882  $    49,335
Paid-in capital...........................................................  382,348,920   59,524,175
                                                                           ------------  -----------
                                                                            382,996,802   59,573,510
Accumulated undistributed net investment income (loss)....................   (1,328,534)     (17,076)
Accumulated undistributed net realized gain (loss) on investments, futures
 contracts, securities sold short and foreign exchange transactions.......  (90,975,561)     420,787
Unrealized appreciation (depreciation) on investments.....................   14,412,519    2,932,916
Unrealized appreciation (depreciation) on foreign exchange transactions...       (3,528)          --
                                                                           ------------  -----------
  Net Assets.............................................................. $305,101,698  $62,910,137
                                                                           ============  ===========
*Cost
  Long-term investment securities (unaffiliated).......................... $251,418,728  $51,526,329
                                                                           ============  ===========
  Short-term investment securities (unaffiliated)......................... $         --  $ 9,900,215
                                                                           ============  ===========
  Foreign currency........................................................ $    153,717  $        --
                                                                           ============  ===========
#Proceeds from securities sold short...................................... $         --  $        --
                                                                           ============  ===========

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF ASSETS AND LIABILITIES -- September 30,
        2006 -- (unaudited) (continued)

                                                             U.S. Government               Strategic    High Yield  Tax Exempt
                                                               Securities        GNMA        Bond          Bond      Insured
                                                                  Fund           Fund        Fund          Fund        Fund
                                                             --------------- ------------ ------------ ------------ -----------
Class A (unlimited shares authorized):
Net assets..................................................  $149,016,630   $308,835,825 $377,587,069 $166,187,155 $52,787,457
Shares of beneficial interest issued and outstanding........    16,105,358     27,916,972  106,112,027   35,354,004   4,139,752
Net asset value and redemption price per share
 (excluding any applicable contingent deferred sales charge)  $       9.25   $      11.06 $       3.56 $       4.70 $     12.75
Maximum sales charge (4.75% of offering price)..............          0.46           0.55         0.18         0.23        0.64
                                                              ------------   ------------ ------------ ------------ -----------
Maximum offering price to public............................  $       9.71   $      11.61 $       3.74 $       4.93 $     13.39
                                                              ============   ============ ============ ============ ===========
Class B (unlimited shares authorized):
Net assets..................................................  $ 17,076,645   $ 66,021,089 $ 50,373,492 $ 52,604,705 $ 5,819,680
Shares of beneficial interest issued and outstanding........     1,844,868      5,952,561   14,157,821   11,173,487     456,289
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge)  $       9.26   $      11.09 $       3.56 $       4.71 $     12.75
                                                              ============   ============ ============ ============ ===========
Class C (unlimited shares authorized):
Net assets..................................................  $  8,633,909   $ 35,651,923 $137,407,767 $ 86,309,838 $ 4,303,000
Shares of beneficial interest issued and outstanding........       934,042      3,210,863   38,470,923   18,260,686     337,473
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge)  $       9.24   $      11.10 $       3.57 $       4.73 $     12.75
                                                              ============   ============ ============ ============ ===========

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF OPERATIONS -- For the six months ended September 30, 2006 -- (unaudited)

                                                    U.S. Government               Strategic
                                                    Securities Fund  GNMA Fund    Bond Fund
                                                    --------------- -----------  -----------
INCOME:
 Dividends* (unaffiliated).........................   $       --    $        --  $    85,514
 Interest (unaffiliated)...........................    4,491,023     10,420,775   15,710,484
                                                      ----------    -----------  -----------
   Total investment income.........................    4,491,023     10,420,775   15,795,998
                                                      ----------    -----------  -----------
EXPENSES:
 Investment advisory and management fees...........      557,316        937,804    1,522,158
 Distribution and service maintenance fees:
   Class A.........................................      255,194        526,570      555,556
   Class B.........................................       88,232        350,863      238,548
   Class C.........................................       40,051        186,879      567,045
 Transfer agent fees:
   Class A.........................................      181,727        356,790      351,293
   Class B.........................................       22,293         92,379       52,481
   Class C.........................................       10,687         47,518      124,823
 Registration fees:
   Class A.........................................        3,203          7,054       23,469
   Class B.........................................        2,928          7,094        7,416
   Class C.........................................          293          5,580       17,283
 Custodian and accounting fees.....................       39,060         77,781      217,604
 Reports to shareholders...........................       11,026         44,150       51,237
 Audit and tax fees................................       16,699         17,248       16,287
 Legal fees........................................        2,955         13,878       21,330
 Trustees' fees and expenses.......................        8,325         18,829        8,023
 Interest expense..................................        4,332          2,202           32
 Other expenses....................................        5,909          9,880        7,471
                                                      ----------    -----------  -----------
   Total expenses before fee waivers, expense
    reimbursements and custody credits.............    1,250,230      2,702,499    3,782,056
   Fees waived and expenses reimbursed by
    investment advisor (Note 3)....................     (317,453)      (330,871)          --
   Custody credits earned on cash balances.........         (557)          (343)    (217,604)
                                                      ----------    -----------  -----------
   Net expenses....................................      932,220      2,371,285    3,564,452
                                                      ----------    -----------  -----------
Net investment income (loss).......................    3,558,803      8,049,490   12,231,546
                                                      ----------    -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments
 (unaffiliated)....................................     (999,304)    (1,533,432)     105,289
Net realized foreign exchange gain (loss) on
 other assets and liabilities......................           --             --     (483,314)
                                                      ----------    -----------  -----------
Net realized gain (loss) on investments and
 foreign currencies................................     (999,304)    (1,533,432)    (378,025)
                                                      ----------    -----------  -----------
Change in unrealized appreciation (depreciation)
 on investments (unaffiliated).....................    2,626,815      4,216,265    4,820,615
Change in unrealized foreign exchange gain (loss)
 on other assets and liabilities...................           --             --     (100,740)
                                                      ----------    -----------  -----------
Net unrealized gain (loss) on investments and
 foreign currencies................................    2,626,815      4,216,265    4,719,875
                                                      ----------    -----------  -----------
Net realized and unrealized gain (loss) on
 investments and foreign currencies................    1,627,511      2,682,833    4,341,850
                                                      ----------    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................   $5,186,314    $10,732,323  $16,573,396
                                                      ==========    ===========  ===========
 *Net of foreign withholding taxes on interest
   and dividends of................................   $       --    $        --  $    44,138
                                                      ==========    ===========  ===========

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF OPERATIONS -- For the six months ended September 30, 2006 -- (unaudited) (continued)


                                                      HighYield    Tax Exempt
                                                      Bond Fund   Insured Fund
                                                     -----------  ------------
 INCOME:
  Dividends* (unaffiliated)......................... $    99,207   $       --
  Interest (unaffiliated)...........................  12,458,935    1,480,533
                                                     -----------   ----------
    Total investment income.........................  12,558,142    1,480,533
                                                     -----------   ----------
 EXPENSES:
  Investment advisory and management fees...........   1,100,842      162,711
  Distribution and service maintenance fees:
    Class A.........................................     299,757       95,272
    Class B.........................................     257,537       31,143
    Class C.........................................     373,180       22,075
  Transfer agent fees:
    Class A.........................................     192,079       60,590
    Class B.........................................      58,900        7,885
    Class C.........................................      84,836        5,396
  Registration fees:
    Class A.........................................      21,933       13,944
    Class B.........................................       7,428        6,843
    Class C.........................................       8,756        2,579
  Custodian and accounting fees.....................      54,719       15,447
  Reports to shareholders...........................      41,790           --
  Audit and tax fees................................      16,964       15,994
  Legal fees........................................      21,270        5,269
  Trustees' fees and expenses.......................      11,485        3,073
  Interest expense..................................      68,909           --
  Other expenses....................................       9,411        4,318
                                                     -----------   ----------
    Total expenses before fee waivers, expense
     reimbursements and custody credits.............   2,629,796      452,539
    Fees waived and expenses reimbursed by
     investment advisor.............................    (193,854)      (1,023)
    Custody credits earned on cash balances (Note
     3).............................................      (3,430)        (166)
                                                     -----------   ----------
    Net expenses....................................   2,432,512      451,350
                                                     -----------   ----------
 Net investment income (loss).......................  10,125,630    1,029,183
                                                     -----------   ----------
 REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES:
 Net realized gain (loss) on investments
  (unaffiliated)....................................   1,503,496        2,208
 Net realized foreign exchange gain (loss) on
  other assets and liabilities......................          --           --
                                                     -----------   ----------
 Net realized gain (loss) on investments and
  foreign currencies................................   1,503,496        2,208
                                                     -----------   ----------
 Change in unrealized appreciation (depreciation)
  on investments (unaffiliated).....................   3,751,244      772,794
 Change in unrealized foreign exchange gain (loss)
  on other assets and liabilities...................       6,650           --
                                                     -----------   ----------
 Net unrealized gain (loss) on investments and
  foreign currencies................................   3,757,894      772,794
                                                     -----------   ----------
 Net realized and unrealized gain (loss) on
  investments and foreign currencies................   5,261,390      775,002
                                                     -----------   ----------
 INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS........................................ $15,387,020   $1,804,185
                                                     ===========   ==========
  *Net of foreign withholding taxes on interest
    and dividends of................................ $        --   $       --
                                                     ===========   ==========

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF CHANGES IN NET ASSETS

                                                         U.S. Government
                                                         Securities Fund                GNMA Fund
                                                   --------------------------  --------------------------
                                                      For the                     For the
                                                    six months                  six months
                                                       ended     For the year      ended     For the year
                                                   September 30,    ended      September 30,    ended
                                                       2006       March 31,        2006       March 31,
                                                    (unaudited)      2006       (unaudited)      2006
                                                   ------------- ------------  ------------- ------------
Operations:
 Net investment income (loss)..................... $  3,558,803  $  7,348,908  $  8,049,490  $ 14,040,017
 Net realized gain (loss) on investments and
   foreign currencies.............................     (999,304)   (2,629,101)   (1,533,432)   (1,409,187)
 Net unrealized gain (loss) on investments and
   foreign currencies.............................    2,626,815    (1,138,951)    4,216,265    (2,932,719)
                                                   ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting
 from operations..................................    5,186,314     3,580,856    10,732,323     9,698,111
                                                   ------------  ------------  ------------  ------------

Distributions to shareholders from:
 Net investment income (Class A)..................   (3,122,313)   (6,505,119)   (6,474,790)  (11,887,262)
 Net investment income (Class B)..................     (320,385)     (786,554)   (1,280,056)   (2,666,840)
 Net investment income (Class C)..................     (145,425)     (307,714)     (681,867)   (1,429,033)
 Net investment income (Class Z)..................           --            --            --            --
 Net investment income (Class X)..................           --            --            --       (10,305)
 Net realized gain on securities (Class A)........           --            --            --    (1,253,478)
 Net realized gain on securities (Class B)........           --            --            --      (327,987)
 Net realized gain on securities (Class C)........           --            --            --      (169,603)
 Net realized gain on securities (Class Z)........           --            --            --            --
 Net realized gain on securities (Class X)........           --            --            --            --
                                                   ------------  ------------  ------------  ------------
Total distributions to shareholders...............   (3,588,123)   (7,599,387)   (8,436,713)  (17,744,508)
                                                   ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting
 from capital share transactions (Note 6).........   (5,712,484)  (29,003,495)  (11,621,426)  (68,594,450)
                                                   ------------  ------------  ------------  ------------
Total increase (decrease) in net assets...........   (4,114,293)  (33,022,026)   (9,325,816)  (76,640,847)

NET ASSETS:
Beginning of period...............................  178,841,477   211,863,503   419,834,653   496,475,500
                                                   ------------  ------------  ------------  ------------
End of period+.................................... $174,727,184  $178,841,477  $410,508,837  $419,834,653
                                                   ============  ============  ============  ============
--------
+Includes accumulated undistributed net
 investment income (loss)......................... $     28,557  $     57,877  $   (366,643) $     20,580
                                                   ============  ============  ============  ============

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)


                                                       Strategic Bond Fund        High Yield Bond Fund
                                                   --------------------------  --------------------------
                                                      For the                     For the
                                                    six months                  six months
                                                       ended     For the year      ended     For the year
                                                   September 30,    ended      September 30,    ended
                                                       2006       March 31,        2006       March 31,
                                                    (unaudited)      2006       (unaudited)      2006
                                                   ------------- ------------  ------------- ------------
Operations:
 Net investment income (loss)..................... $ 12,231,546  $ 10,165,505  $ 10,125,630  $ 21,938,661
 Net realized gain (loss) on investments and
   foreign currencies.............................     (378,025)    3,525,730     1,503,496    16,381,114
 Net unrealized gain (loss) on investments and
   foreign currencies.............................    4,719,875    (1,597,716)    3,757,894    (3,300,370)
                                                   ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting
 from operations..................................   16,573,396    12,093,519    15,387,020    35,019,405
                                                   ------------  ------------  ------------  ------------

Distributions to shareholders from:
 Net investment income (Class A)..................   (8,198,850)   (5,369,145)   (5,646,159)  (11,905,182)
 Net investment income (Class B)..................   (1,074,312)   (1,942,089)   (1,533,798)   (3,703,477)
 Net investment income (Class C)..................   (2,557,305)   (2,927,876)   (2,223,673)   (4,398,206)
 Net investment income (Class Z)..................           --            --            --    (1,686,486)
 Net investment income (Class X)..................           --            --            --            --
 Net realized gain on securities (Class A)........           --            --            --            --
 Net realized gain on securities (Class B)........           --            --            --            --
 Net realized gain on securities (Class C)........           --            --            --            --
 Net realized gain on securities (Class Z)........           --            --            --            --
 Net realized gain on securities (Class X)........           --            --            --            --
                                                   ------------  ------------  ------------  ------------
Total distributions to shareholders...............  (11,830,467)  (10,239,110)   (9,403,630)  (21,693,351)
                                                   ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting
 from capital share transactions (Note 6).........  249,608,429   175,766,449   (37,408,769)    5,307,491
                                                   ------------  ------------  ------------  ------------
Total increase (decrease) in net assets...........  254,351,358   177,620,858   (31,425,379)   18,633,545

NET ASSETS:
Beginning of period...............................  311,016,970   133,396,112   336,527,077   317,893,532
                                                   ------------  ------------  ------------  ------------
End of period+.................................... $565,368,328  $311,016,970  $305,101,698  $336,527,077
                                                   ============  ============  ============  ============
--------
+Includes accumulated undistributed net
 investment income (loss)......................... $    400,854  $       (225) $ (1,328,534) $ (2,050,534)
                                                   ============  ============  ============  ============

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)


                                                     Tax Exempt Insured Fund
                                                    -------------------------
                                                       For the
                                                     six months
                                                        ended     For the year
                                                    September 30,    ended
                                                        2006       March 31,
                                                     (unaudited)      2006
                                                    ------------- ------------
 Operations:
  Net investment income (loss).....................  $ 1,029,183  $ 2,192,275
  Net realized gain (loss) on investments and
    foreign currencies.............................        2,208      828,946
  Net unrealized gain (loss) on investments and
    foreign currencies.............................      772,794   (1,242,127)
                                                     -----------  -----------
 Net increase (decrease) in net assets resulting
  from operations..................................    1,804,185    1,779,094
                                                     -----------  -----------

 Distributions to shareholders from:
  Net investment income (Class A)..................     (902,877)  (1,839,250)
  Net investment income (Class B)..................      (79,061)    (194,099)
  Net investment income (Class C)..................      (58,170)    (132,474)
  Net investment income (Class Z)..................           --           --
  Net investment income (Class X)..................           --           --
  Net realized gain on securities (Class A)........           --     (587,815)
  Net realized gain on securities (Class B)........           --      (75,670)
  Net realized gain on securities (Class C)........           --      (52,856)
  Net realized gain on securities (Class Z)........           --           --
  Net realized gain on securities (Class X)........           --           --
                                                     -----------  -----------
 Total distributions to shareholders...............   (1,040,108)  (2,882,164)
                                                     -----------  -----------
 Net increase (decrease) in net assets resulting
  from capital share transactions (Note 6).........   (5,919,195)  (7,564,719)
                                                     -----------  -----------
 Total increase (decrease) in net assets...........   (5,155,118)  (8,667,789)

 NET ASSETS:
 Beginning of period...............................   68,065,255   76,733,044
                                                     -----------  -----------
 End of period+....................................  $62,910,137  $68,065,255
                                                     ===========  ===========
 --------
 +Includes accumulated undistributed net
  investment income (loss).........................  $   (17,076) $    (6,151)
                                                     ===========  ===========

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS

                                                                 U.S. GOVERNMENT SECURITIES FUND
                                                                 -------------------------------
                                         Net gain
                                         (loss) on
                      Net               investments                       Distributions          Net               Net
                     Asset                 (both               Dividends    from net            Asset            Assets,
                    Value,      Net      realized   Total from  from net    realized     Total  Value,           end of
                   beginning investment     and     investment investment   gains on    distri- end of   Total   period
   Period Ended    of period income(1)  unrealized) operations   income    investments  butions period Return(2) (000's)
------------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- --------
                                                                             Class A
                                                                             -------
03/31/02             $8.91     $0.37(4)   $(0.08)     $ 0.29     $(0.40)       $--      $(0.40) $8.80     3.25%  $187,615
03/31/03              8.80      0.37        0.86        1.23      (0.40)        --       (0.40)  9.63    14.14    210,848
03/31/04              9.63      0.30        0.01        0.31      (0.30)        --       (0.30)  9.64     3.29    204,618
03/31/05              9.64      0.31       (0.26)       0.05      (0.32)        --       (0.32)  9.37     0.61    174,905
03/31/06              9.37      0.36       (0.20)       0.16      (0.37)        --       (0.37)  9.16     1.68    151,284
04/01/06-09/30/06+    9.16      0.19        0.10        0.29      (0.20)        --       (0.20)  9.25     3.17    149,016
                                                                             Class B
                                                                             -------
03/31/02             $8.91     $0.31(4)   $(0.08)     $ 0.23     $(0.34)       $--      $(0.34) $8.80     2.55%  $ 38,878
03/31/03              8.80      0.30        0.87        1.17      (0.33)        --       (0.33)  9.64    13.51     62,595
03/31/04              9.64      0.24        0.01        0.25      (0.24)        --       (0.24)  9.65     2.62     36,605
03/31/05              9.65      0.25       (0.27)      (0.02)     (0.26)        --       (0.26)  9.37    (0.14)    27,013
03/31/06              9.37      0.30       (0.20)       0.10      (0.31)        --       (0.31)  9.16     1.02     19,276
04/01/06-09/30/06+    9.16      0.17        0.10        0.27      (0.17)        --       (0.17)  9.26     2.94     17,077
                                                                            Class C*
                                                                            --------
03/31/02             $8.91     $0.29(4)   $(0.09)     $ 0.20     $(0.32)       $--      $(0.32) $8.79     2.40%  $ 12,209
03/31/03              8.79      0.30        0.87        1.17      (0.33)        --       (0.33)  9.63    13.52     24,322
03/31/04              9.63      0.24        0.01        0.25      (0.24)        --       (0.24)  9.64     2.62     15,139
03/31/05              9.64      0.25       (0.27)      (0.02)     (0.26)        --       (0.26)  9.36    (0.14)     9,945
03/31/06              9.36      0.30       (0.20)       0.10      (0.31)        --       (0.31)  9.15     1.02      8,281
04/01/06-09/30/06+    9.15      0.16        0.10        0.26      (0.17)        --       (0.17)  9.24     2.83      8,634



                Ratio
                of net
 Ratio of     investment
 expenses     income to
to average     average       Portfolio
net assets    net assets     Turnover
----------    ----------     ---------


   1.42%         4.12%(4)       579%(5)
   1.12(3)       3.88(3)        630(5)
   0.99(3)       3.14(3)        267(5)
   0.99(3)       3.26(3)        253(5)
   0.99(3)       3.80(3)        357
   0.99(3)(6)    4.25(3)(6)     147


   2.09%(3)      3.42%(3)(4)    579%(5)
   1.76(3)       3.20(3)        630(5)
   1.64(3)       2.45(3)        267(5)
   1.64(3)       2.61(3)        253(5)
   1.64(3)       3.14(3)        357
   1.64(3)(6)    3.60(3)(6)     147


   2.10%(3)      3.33%(3)(4)    579%(5)
   1.75(3)       3.18(3)        630(5)
   1.64(3)       2.45(3)        267(5)
   1.64(3)       2.61(3)        253(5)
   1.64(3)       3.14(3)        357
   1.64(3)(6)    3.60(3)(6)     147

--------
*  Effective February 23, 2004, Class II was redesignated to Class C.
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                         03/31/02 03/31/03 03/31/04 03/31/05 03/31/06 09/30/06(6)+
                                         -------- -------- -------- -------- -------- ------------
U.S. Government Securities Fund Class A.    -- %    0.21%    0.37%    0.39%    0.36%      0.37%
U.S. Government Securities Fund Class B.   0.01     0.23     0.37     0.43     0.43       0.40
U.S. Government Securities Fund Class C.   0.16     0.27     0.38     0.48     0.57       0.39

(4)The Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The per share effect of this change for the year ended March 31, 2002 on investment income and realized and unrealized gains and losses was less than $0.01 per share for all classes of shares. The effect of this change was to decrease the ratio of net investment income to average net assets by 0.11% for all classes of shares. Per share data and ratios for periods prior to March 31, 2002 have not been restated to reflect this change in accounting policy.
(5)Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                   2002 2003 2004 2005
                                                   ---- ---- ---- ----
          U.S. Government Securities Fund......... 570% 614% 256% 246%

(6)Annualized

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                              GNMA FUND
                                                                              ---------
                                         Net gain
                                         (loss) on
                      Net               investments                       Distributions          Net               Net
                     Asset                 (both               Dividends    from net            Asset            Assets,
                    Value,      Net      realized   Total from  from net    realized     Total  Value,           end of
                   beginning investment     and     investment investment   gains on    distri- end of   Total   period
   Period Ended    of period income(1)  unrealized) operations   income    investments  butions period Return(2) (000's)
------------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- --------
                                                                               Class A
-
03/31/02            $11.12     $0.51(5)   $(0.03)     $0.48      $(0.51)     $(0.32)    $(0.83) $10.77    4.45%  $118,440
03/31/03             10.77      0.37        0.93       1.30       (0.42)      (0.11)     (0.53)  11.54   12.29    255,096
03/31/04             11.54      0.28        0.07       0.35       (0.31)      (0.20)     (0.51)  11.38    3.06    337,467
03/31/05             11.38      0.31       (0.16)      0.15       (0.33)         --      (0.33)  11.20    1.41    338,031
03/31/06             11.20      0.35       (0.07)      0.28       (0.40)      (0.08)     (0.48)  11.00    2.18    303,343
04/01/06-09/30/06+   11.00      0.22        0.08       0.30       (0.24)         --      (0.24)  11.06    2.73    308,836
                                                                               Class B
-
03/31/02            $11.15     $0.44(5)   $(0.03)     $0.41      $(0.44)     $(0.32)    $(0.76) $10.80    3.78%  $ 90,011
03/31/03             10.80      0.30        0.93       1.23       (0.35)      (0.11)     (0.46)  11.57   11.54    189,323
03/31/04             11.57      0.21        0.06       0.27       (0.23)      (0.20)     (0.43)  11.41    2.39    136,923
03/31/05             11.41      0.24       (0.16)      0.08       (0.26)         --      (0.26)  11.23    0.75    102,497
03/31/06             11.23      0.28       (0.08)      0.20       (0.33)      (0.08)     (0.41)  11.02    1.43     76,304
04/01/06-09/30/06+   11.02      0.19        0.08       0.27       (0.20)         --      (0.20)  11.09    2.49     66,021
                                                                              Class C*
-
03/31/02            $11.16     $0.44(5)   $(0.03)     $0.41      $(0.44)     $(0.32)    $(0.76) $10.81    3.78%  $ 36,258
03/31/03             10.81      0.29        0.94       1.23       (0.35)      (0.11)     (0.46)  11.58   11.53    137,173
03/31/04             11.58      0.20        0.07       0.27       (0.23)      (0.20)     (0.43)  11.42    2.39     88,184
03/31/05             11.42      0.24       (0.16)      0.08       (0.26)         --      (0.26)  11.24    0.75     54,936
03/31/06             11.24      0.28       (0.07)      0.21       (0.33)      (0.08)     (0.41)  11.04    1.53     40,188
04/01/06-09/30/06+   11.04      0.19        0.07       0.26       (0.20)         --      (0.20)  11.10    2.40     35,652



                   Ratio
                   of net
 Ratio of        investment
 expenses        income to
to average        average        Portfolio
net assets       net assets      Turnover
----------     ----------        ---------


   0.99%(3)(4)    4.61%(3)(4)(5)    544%(6)
   0.99(4)        3.36(4)           436(6)
   0.99(4)        2.51(4)           225(6)
   0.99(4)        2.73(4)           204(6)
   0.99(4)        3.17(4)           138
   0.99(4)(7)     4.11(4)(7)         59


   1.64%(3)(4)    3.96%(3)(4)(5)    544%(6)
   1.64(4)        2.71(4)           436(6)
   1.64(4)        1.77(4)           225(6)
   1.64(4)        2.10(4)           204(6)
   1.64(4)        2.50(4)           138
   1.64(4)(7)     3.46(4)(7)         59


   1.64%(3)(4)    3.96%(3)(4)(5)    544%(6)
   1.64(4)        2.59(4)           436(6)
   1.64(4)        1.74(4)           225(6)
   1.64(4)        2.11(4)           204(6)
   1.64(4)        2.49(4)           138
   1.64(4)(7)     3.46(4)(7)         59

--------
*  Effective February 23, 2004, Class II was redesignated to Class C.
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)The ratios reflect an expense cap of 0.99%, 1.64% and 1.64% for Class A, Class B and Class C, respectively, which are net of custody credits of 0.01% for Class A, Class B, and Class C.
(4)Net of the following expense reimbursements, if applicable (based on average net assets):

                               03/31/02 03/31/03 03/31/04 03/31/05 03/31/06 09/30/06(7)+
                               -------- -------- -------- -------- -------- ------------
GNMA Fund Class A.............   0.19%    0.13%    0.18%    0.17%    0.13%      0.15%
GNMA Fund Class B.............   0.19     0.14     0.16     0.18     0.17       0.19
GNMA Fund Class C.............   0.21     0.13     0.16     0.18     0.19       0.19

(5)The Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The per share effect of this change for the year ended March 31, 2002 on investment income and realized and unrealized gains and losses was less than $0.01 per share on all classes of shares. The effect of this change was to decrease the ratio of net investment income to average net assets by 0.03% for all classes of shares. Per share data and ratios for periods prior to March 31, 2002 have not been restated to reflect this change in accounting policy.
(6)Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                   2002 2003 2004 2005
                                                   ---- ---- ---- ----
          GNMA Fund............................... 537% 421% 213% 204%

(7)Annualized

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                              STRATEGIC BOND FUND**
                                                                              ---------------------
                                            Net gain
                                           (loss) on
                       Net                investments                         Distributions            Net                Net
                      Asset                  (both                 Dividends    from net              Asset             Assets,
                      Value,      Net       realized   Total from   from net    realized     Total   Value,             end of
                    beginning  investment     and      investment  investment   gains on    distri-  end of    Total    period
   Period Ended     of period+ income(1)+ unrealized)+ operations+  income+   investments+  butions+ period+ Return(2)  (000's)
------------------- ---------- ---------- ------------ ----------- ---------- ------------- -------- ------- ---------  --------
                                                                                     Class A
-
11/01/00-10/31/01     $3.13      $0.28       $(0.09)      $0.19      $(0.28)       $--       $(0.28)  $3.04     6.48%   $  8,478
11/01/01-03/31/02      3.04       0.11(6)     (0.03)       0.08       (0.12)        --        (0.12)   3.00     2.46      35,365
04/01/02-03/31/03      3.00       0.20         0.06        0.26       (0.18)        --        (0.18)   3.08     9.07(7)   37,136
04/01/03-03/31/04      3.08       0.21         0.33        0.54       (0.21)        --        (0.21)   3.41    18.04      43,840
04/01/04-03/31/05      3.41       0.20         0.11        0.31       (0.23)        --        (0.23)   3.49     9.36      59,279
04/01/05-03/31/06      3.49       0.17         0.05        0.22       (0.18)        --        (0.18)   3.53     6.54     167,072
04/01/06-09/30/06++    3.53       0.09         0.03        0.12       (0.09)        --        (0.09)   3.56     3.49     377,587
                                                                                     Class B
-
11/01/00-10/31/01     $3.14      $0.26       $(0.09)      $0.17      $(0.26)       $--       $(0.26)  $3.05     5.65%   $  9,964
11/01/01-03/31/02      3.05       0.10(6)     (0.04)       0.06       (0.11)        --        (0.11)   3.00     2.05      26,892
04/01/02-03/31/03      3.00       0.18         0.06        0.24       (0.16)        --        (0.16)   3.08     8.36(7)   27,879
04/01/03-03/31/04      3.08       0.19         0.33        0.52       (0.19)        --        (0.19)   3.41    17.29      36,110
04/01/04-03/31/05      3.41       0.18         0.10        0.28       (0.21)        --        (0.21)   3.48     8.35      37,250
04/01/05-03/31/06      3.48       0.16         0.05        0.21       (0.16)        --        (0.16)   3.53     6.14      46,294
04/01/06-09/30/06++    3.53       0.08         0.03        0.11       (0.08)        --        (0.08)   3.56     3.14      50,373
                                                                                    Class C*
-
11/01/00-10/31/01     $3.14      $0.26       $(0.09)      $0.17      $(0.26)       $--       $(0.26)  $3.05     5.65%   $ 11,461
11/01/01-03/31/02      3.05       0.10(6)     (0.03)       0.07       (0.11)        --        (0.11)   3.01     2.25      14,289
04/01/02-03/31/03      3.01       0.19         0.05        0.24       (0.16)        --        (0.16)   3.09     8.47(7)   14,423
04/01/03-03/31/04      3.09       0.19         0.34        0.53       (0.20)        --        (0.20)   3.42    17.43      22,064
04/01/04-03/31/05      3.42       0.18         0.11        0.29       (0.21)        --        (0.21)   3.50     8.65      36,867
04/01/05-03/31/06      3.50       0.15         0.05        0.20       (0.16)        --        (0.16)   3.54     5.84      97,651
04/01/06-09/30/06++    3.54       0.08         0.03        0.11       (0.08)        --        (0.08)   3.57     3.15     137,408



                      Ratio
                      of net
  Ratio of          investment
  expense           income to
 to average          average         Portfolio
 net assets         net assets       Turnover
 ----------      ----------          ---------


   1.57%(5)         9.07%(5)             49%(10)
   1.52(3)(4)(5)    8.09(3)(4)(5)(6)    100(10)
   1.62(8)          6.93(8)              67(10)
   1.55(5)(9)       6.41(5)(9)           71(10)
   1.40(5)(8)       5.94(5)(8)          190(10)
   1.34(5)(11)      5.19(5)(11)         119
   1.27(4)(12)      5.34(4)(12)          68


   2.21%(5)         8.41%(5)             49%(10)
   2.19(3)(4)(5)    7.48(3)(4)(5)(6)    100(10)
   2.28(8)          6.26(8)              67(10)
   2.19(5)(9)       5.76(5)(9)           71(10)
   2.05(5)(8)       5.32(5)(8)          190(10)
   2.00(5)(11)      4.51(5)(11)         119
   1.93(4)(12)      4.67(4)(12)          68


   2.22%(5)         8.41%(5)             49%(10)
   2.22(3)(4)(5)    7.34(3)(4)(5)(6)    100(10)
   2.17(5)(8)       6.37(5)(8)           67(10)
   2.16(5)(9)       5.78(5)(9)           71(10)
   2.05(5)(8)       5.29(5)(8)          190(10)
   1.99(5)(11)      4.54(5)(11)         119
   1.93(4)(12)      4.67(4)(12)          68

--------
* In conjunction with the reorganization on November 16, 2001, Class C was redesignated as Class II. Effective February 23, 2004, Class II was redesignated to Class C.
** The financial information for the fiscal periods prior to November 16, 2001 reflects the financial information of the North American Strategic Income Fund, which was reorganized in SunAmerica Strategic Bond Fund on that date.
+ Prior to the fund merger, the North American Strategic Income Fund issued a stock split. The per share information for all periods prior to the stock split have been restated. For amounts reflecting activity subsequent to November 16, 2001, no restatement was necessary.
++ Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)The ratios reflect an expense cap of 2.22%, for Class C, which is net of custody credits of 0.02% for Class C. Class A and Class B are gross of custody credits of 0.03% for the period ended March 31, 2002.
(4)Annualized
(5)Net of the following expense reimbursements, if applicable (based on average net assets):

                                         10/31/01 03/31/02(4) 03/31/03 03/31/04 03/31/05 03/31/06
                                         -------- ----------- -------- -------- -------- --------
Strategic Bond Fund Class A.............   0.17%     0.01%       -- %    0.02%    0.03%     -- %
Strategic Bond Fund Class B.............   0.18      0.01         --     0.02     0.02     0.00
Strategic Bond Fund Class C.............   0.17      0.08       0.11     0.02     0.03     0.00

(6)The Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The effect of this change for the year ended March 31, 2002 on net investment income and realized and unrealized gains and losses was less than $0.01 per share for all classes. The effect of this change on the ratio of net investment income to average net asset was less than 0.01% for all classes. Per share data and ratios for the periods prior to March 31, 2002 have not been restated to reflect this change in accounting policy.
(7)Total return for each class was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
(8)Net of custody credits of 0.01%.
(9)Net of custody credits of 0.02%.
(10)Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                      2001 2002 2003 2004 2005
                           -          ---- ---- ---- ---- ----
                  Strategic Bond Fund 49%  99%  65%  69%  188%

(11)Net of custody credits of 0.07%.
(12)Net of custody credits of 0.09%

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                            HIGH YIELD BOND FUND**
                                                                            ----------------------
                                            Net gain
                                           (loss) on
                       Net                investments                         Distributions            Net               Net
                      Asset                  (both                 Dividends    from net              Asset            Assets,
                      Value,      Net       realized   Total from   from net    realized     Total   Value,            end of
                    beginning  investment     and      investment  investment   gains on    distri-  end of    Total   period
   Period Ended     of period+ income(1)+ unrealized)+ operations+  income+    investment+  butions+ period+ Return(2) (000's)
------------------- ---------- ---------- ------------ ----------- ---------- ------------- -------- ------- --------- --------
                                                                                    Class A
-
11/01/00-10/31/01     $4.82      $0.44       $(0.55)     $(0.11)     $(0.46)       $--       $(0.46)  $4.25    (2.23)% $    722
11/01/01-03/31/02      4.25       0.18(6)     (0.11)       0.07       (0.19)        --        (0.19)   4.13     1.67     59,075
04/01/02-03/31/03      4.13       0.37        (0.49)      (0.12)      (0.35)        --        (0.35)   3.66    (2.45)    66,521
04/01/03-03/31/04      3.66       0.33         0.60        0.93       (0.36)        --        (0.36)   4.23    26.05     93,818
04/01/04-03/31/05      4.23       0.33         0.21        0.54       (0.34)        --        (0.34)   4.43    13.26    101,661
04/01/05-03/31/06      4.43       0.31         0.19        0.50       (0.33)        --        (0.33)   4.60    11.61    214,041
04/01/06-09/30/06++    4.60       0.17         0.08        0.25       (0.15)        --        (0.15)   4.70     5.60    166,187
                                                                                    Class B
-
11/01/00-10/31/01     $4.82      $0.41       $(0.54)     $(0.13)     $(0.43)       $--       $(0.43)  $4.26    (2.84)% $  2,911
11/01/01-03/31/02      4.26       0.16(6)     (0.11)       0.05       (0.18)        --        (0.18)   4.13     1.23     67,599
04/01/02-03/31/03      4.13       0.35        (0.49)      (0.14)      (0.33)        --        (0.33)   3.66    (3.06)    57,596
04/01/03-03/31/04      3.66       0.31         0.60        0.91       (0.33)        --        (0.33)   4.24    25.55     73,751
04/01/04-03/31/05      4.24       0.31         0.20        0.51       (0.31)        --        (0.31)   4.44    12.57     61,961
04/01/05-03/31/06      4.44       0.31         0.16        0.47       (0.30)        --        (0.30)   4.61    10.88     52,346
04/01/06-09/30/06++    4.61       0.15         0.09        0.24       (0.14)        --        (0.14)   4.71     5.25     52,605
                                                                                   Class C*
-
11/01/00-10/31/01     $4.83      $0.40       $(0.52)     $(0.12)     $(0.44)       $--       $(0.44)  $4.27    (2.84)% $  2,274
11/01/01-03/31/02      4.27       0.17(6)     (0.11)       0.06       (0.18)        --        (0.18)   4.15     1.43     20,670
04/01/02-03/31/03      4.15       0.34        (0.48)      (0.14)      (0.33)        --        (0.33)   3.68    (2.97)    27,814
04/01/03-03/31/04      3.68       0.30         0.60        0.90       (0.33)        --        (0.33)   4.25    25.14     52,868
04/01/04-03/31/05      4.25       0.30         0.22        0.52       (0.31)        --        (0.31)   4.46    12.77     65,385
04/01/05-03/31/06      4.46       0.30         0.17        0.47       (0.30)        --        (0.30)   4.63    10.86     70,140
04/01/06-09/30/06++    4.63       0.15         0.09        0.24       (0.14)        --        (0.14)   4.73     5.24     86,310



                      Ratio
                      of net
  Ratio of          investment
  expense           income to
 to average          average         Portfolio
 net assets         net assets       Turnover
----------       ----------          ---------


   1.57%(5)         9.73%(5)             83%(7)
   1.48(3)(4)       9.56(3)(4)(6)        61(7)
   1.56            10.26                117(7)
   1.49             8.15                126(7)
   1.38(5)          7.59(5)              85(7)
   1.36(5)(8)       7.20(5)(8)           91
   1.36(4)(5)       7.06(4)(5)           30


   2.21%(5)         9.17%(5)             83%(7)
   2.12(3)(4)       8.91(3)(4)(6)        61(7)
   2.18             9.63                117(7)
   2.14             7.52                126(7)
   2.03(5)          7.04(5)              85(7)
   2.01(5)(8)       6.71(5)(8)           91
   2.01(4)(5)       6.47(4)(5)           30


   2.21%(5)         9.02%(5)             83%(7)
   2.17(3)(4)(5)    8.86(3)(4)(5)(6)     61(7)
   2.15(5)          9.67(5)             117(7)
   2.11(5)          7.53(5)             126(7)
   2.03(5)          6.97(5)              85(7)
   2.01(5)(8)       6.67(5)(8)           91
   2.01(4)(5)       6.46(4)(5)           30

--------
* In conjunction with the reorganization on November 16, 2001, Class C was redesignated as Class II and Class II was redesignated as Class Z. Effective February 23, 2004, Class II was redesignated to Class C.
** The financial information for the fiscal periods prior to November 16, 2001 reflects the financial information of the North American High Yield Bond Fund, which was reorganized in SunAmerica High Yield Bond Fund on that date.
+ Prior to the fund merger, the North American High Yield Bond Fund issued a stock split. The per share information for all periods prior to the stock split have been restated. For amounts subsequent to November 16, 2001, no restatement was necessary.
++ Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of custody credits of 0.01%.
(4)Annualized
(5)Net of the following expense reimbursements, if applicable (based on average net assets):

                                         10/31/01 03/31/02(4) 03/31/03 03/31/04 03/31/05 03/31/06 09/30/06(4)++
                                         -------- ----------- -------- -------- -------- -------- -------------
High Yield Bond Fund Class A............   0.18%      -- %       -- %     -- %    0.08%    0.11%      0.13%
High Yield Bond Fund Class B............   0.18        --         --       --     0.07     0.14       0.14
High Yield Bond Fund Class C............   0.18      0.01       0.10     0.01     0.09     0.12       0.13

(6)The Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The effect of this change for the year ended March 31, 2002 on net investment income and realized and unrealized gains and losses was less than $0.01 per share for all classes. The effect of this change on the ratio of net investment income to average net assets was less than 0.01%. Per share data and ratios for the years prior to March 31, 2002 have not been restated to reflect this change in accounting policy.
(7)Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydown on securities and was as follows:

                                      2001 2002 2003 2004 2005
                                      ---- ---- ---- ---- ----
                 High Yield Bond Fund 83%  61%  117% 126% 85%

(8)Net of custody credits of 0.01%.

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                      TAX EXEMPT INSURED FUND
                                                                      -----------------------
                                         Net gain
                                         (loss) on
                      Net               investments                       Distributions          Net               Net
                     Asset                 (both               Dividends    from net            Asset            Assets,
                    Value,      Net      realized   Total from  from net    realized     Total  Value,           end of
                   beginning investment     and     investment investment   gains on    distri- end of   Total   period
   Period Ended    of period income(1)  unrealized) operations   income    investments  butions period Return(2) (000's)
------------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------
                                                                              Class A
-
03/31/02            $13.02     $0.52(5)   $(0.30)     $0.22      $(0.52)     $   --     $(0.52) $12.72   1.70%   $75,071
03/31/03             12.72      0.41        0.73       1.14       (0.43)      (0.09)     (0.52)  13.34   9.08     78,358
03/31/04             13.34      0.39        0.24       0.63       (0.37)      (0.44)     (0.81)  13.16   4.86     69,098
03/31/05             13.16      0.41       (0.18)      0.23       (0.41)      (0.17)     (0.58)  12.81   1.83     62,032
03/31/06             12.81      0.41       (0.10)      0.31       (0.40)      (0.13)     (0.53)  12.59   2.43     56,875
04/01/06-09/30/06+   12.59      0.21        0.16       0.37       (0.21)         --      (0.21)  12.75   2.96     52,787
                                                                              Class B
-
03/31/02            $13.02     $0.41(5)   $(0.28)     $0.13      $(0.43)     $   --     $(0.43) $12.72   0.95%   $18,090
03/31/03             12.72      0.32        0.73       1.05       (0.34)      (0.09)     (0.43)  13.34   8.30     19,031
03/31/04             13.34      0.30        0.23       0.53       (0.27)      (0.44)     (0.71)  13.16   4.10     16,632
03/31/05             13.16      0.33       (0.18)      0.15       (0.32)      (0.17)     (0.49)  12.82   1.21      9,000
03/31/06             12.82      0.32       (0.09)      0.23       (0.32)      (0.13)     (0.45)  12.60   1.77      6,694
04/01/06-09/30/06+   12.60      0.16        0.15       0.31       (0.16)         --      (0.16)  12.75   2.48      5,820
                                                                             Class C*
-
03/31/02            $13.02     $0.41(5)   $(0.28)     $0.13      $(0.43)     $   --     $(0.43) $12.72   0.99%   $ 4,095
03/31/03             12.72      0.31        0.74       1.05       (0.34)      (0.09)     (0.43)  13.34   8.32      6,451
03/31/04             13.34      0.30        0.24       0.54       (0.28)      (0.44)     (0.72)  13.16   4.14      5,803
03/31/05             13.16      0.32       (0.18)      0.14       (0.32)      (0.17)     (0.49)  12.81   1.12      5,701
03/31/06             12.81      0.32       (0.09)      0.23       (0.32)      (0.13)     (0.45)  12.59   1.81      4,497
04/01/06-09/30/06+   12.59      0.16        0.17       0.33       (0.17)         --      (0.17)  12.75   2.61      4,303



                   Ratio
                   of net
 Ratio of        investment
 expenses        income to
to average        average        Portfolio
net assets       net assets      Turnover
----------     ----------        ---------


   1.29%(3)       3.99%(3)(5)       140%
   1.24           3.12              195
   1.26           2.90              131
   1.25           3.14              153
   1.30           3.14               81
   1.26(6)        3.29(6)            42


   2.04%(3)       3.22%(3)(5)       140%
   1.97           2.39              195
   1.96           2.20              131
   1.94           2.44              153
   1.95           2.48               81
   2.11(6)        2.44(6)            42


   1.95%(3)(4)    3.21%(3)(4)(5)    140%
   1.95(4)        2.40(4)           195
   1.95(4)        2.21(4)           131
   1.95(4)        2.44(4)           153
   1.95(4)        2.48(4)            81
   1.95(4)(6)     2.60(4)(6)         42

--------
*  Effective February 23, 2004, Class II was redesignated to Class C.
+  Unaudited
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3) The ratios for Class C reflects an expense cap of 1.95%, which is net of custody credits of 0.01%. Ratios for Class A and Class B are gross of custody credits of 0.01%.
(4) Net of the following expense reimbursements, if applicable (based on average net assets):

                                         03/31/02 03/31/03 03/31/04 03/31/05 03/31/06 09/30/06(6)+
                                         -------- -------- -------- -------- -------- ------------
Tax Exempt Insured Fund Class C.........   0.56%    0.00%    0.12%    0.09%    0.20%      0.05%

(5)The Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The effect of this change for the year ended March 31, 2002 on net investment income and net realized and unrealized gains and losses was less than $0.01 per share for all classes. The effect of this change on the ratio of net investment income to average net assets was less than 0.01%. Per share date and ratios for the years prior to March 31, 2002 have not been restated to reflect this change in accounting policy.
(6)Annualized

See Notes to Financial Statements

        SunAmerica U.S. Government Securities Fund
        PORTFOLIO PROFILE -- September 30, 2006 -- (unaudited)

Industry Allocation*

                 Government National Mortgage Association 40.1%
                 U.S. Treasury Notes..................... 25.0
                 U.S. Treasury Bonds..................... 18.0
                 Repurchase Agreements...................  7.7
                 Private Export Funding..................  5.8
                 U.S. Government Agencies................  1.3
                 Federal Farm Credit Bank................  0.7
                 Federal National Mortgage Association...  0.5
                 Federal Home Loan Mortgage Corporation..  0.0
                                                          ----
                                                          99.1%
                                                          ====

Credit Quality+#

                         Government -- Treasury  47.1%
                         Government -- Agency..  46.5%
                         AA....................   6.4%
                                                -----
                                                100.0%
                                                =====

--------
* Calculated as a percentage of net assets.
+ Source Standard and Poors.
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica U.S. Government Securities Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (unaudited)



                                                    Principal    Value
                 Security Description                Amount     (Note 2)
     ---------------------------------------------
     U.S. GOVERNMENT AGENCIES -- 48.4%
     Federal Farm Credit Bank Consolidated -- 0.7%
       5.64% due 04/04/11......................... $   500,000 $   514,493
       6.00% due 03/07/11.........................     200,000     208,209
       6.30% due 12/03/13, Series 1998 -- M4C(2)..     500,000     539,800
                                                               -----------
                                                                 1,262,502
                                                               -----------
     Federal Home Loan Mtg. Corp. -- 0.0%
       8.00% due 06/01/08.........................       4,762       4,755
       8.50% due 05/01/08.........................          69          69
                                                               -----------
                                                                     4,824
                                                               -----------
     Federal National Mtg. Assoc. -- 0.5%
       6.53% due 05/25/30.........................     756,882     760,519
       8.00% due 01/01/23.........................      34,690      36,645
       11.00% due 02/01/15........................          33          37
       11.50% due 09/01/19........................      10,623      11,631
                                                               -----------
                                                                   808,832
                                                               -----------
     Private Export Funding Corp. -- 5.8%
       5.87% due 07/31/08.........................  10,000,000  10,154,030
                                                               -----------
     Government National Mtg. Assoc. -- 40.1%
       4.50% due 05/15/18.........................   1,079,919   1,048,217
       4.50% due 08/15/18.........................   1,756,758   1,705,187
       4.50% due 09/15/18.........................   4,839,630   4,697,556
       4.50% due 10/15/18.........................   4,805,520   4,664,448
       4.50% due 09/15/33.........................   5,129,746   4,855,340
       5.00% due 04/15/18.........................   5,113,034   5,058,159
       5.00% due 08/15/33.........................   2,106,897   2,050,987
       5.00% due 09/15/33.........................     964,892     939,287
       5.00% due 10/15/33.........................     671,070     653,261
       5.00% due 11/15/34.........................     227,989     221,691
       5.50% due 11/15/32.........................      16,015      15,924
       5.50% due 03/15/33.........................     517,114     514,165
       5.50% due 04/15/33.........................     665,776     661,981
       5.50% due 05/15/33.........................   1,458,819   1,450,506
       5.50% due 06/15/33.........................   6,890,695   6,851,426
       5.50% due 07/15/33.........................   1,909,021   1,898,142
       5.50% due 10/15/33.........................   1,928,839   1,917,847
       5.50% due 12/15/33.........................     388,061     385,849
       5.50% due 01/15/34.........................   3,805,023   3,782,751
       5.50% due 02/15/34.........................   2,291,592   2,278,177
       6.00% due 01/15/28.........................       4,194       4,257
       6.00% due 04/15/28.........................   1,459,184   1,480,495
       6.00% due 05/15/28.........................       3,052       3,098
       6.00% due 10/15/28.........................      16,432      16,678
       6.00% due 03/15/29.........................     102,723     104,183
       6.00% due 04/15/29.........................      52,758      53,508
       6.00% due 05/15/29.........................      95,278      96,632
       6.00% due 06/15/29.........................      29,961      30,387
       6.00% due 04/15/31.........................      30,956      31,380
       6.00% due 05/15/31.........................      59,019      59,828
       6.00% due 11/15/31.........................     232,970     236,163
       6.00% due 12/15/31.........................     415,464     421,159
       6.00% due 01/15/32.........................     197,255     199,986
       6.00% due 02/15/32.........................      46,538      47,182
       6.00% due 03/15/32.........................      10,428      10,572
       6.00% due 08/15/32.........................     320,405     324,840
       6.00% due 11/15/32.........................      44,105      44,716


                                                   Principal    Value
                  Security Description              Amount     (Note 2)
       -----------------------------------------------------------------
       Government National Mtg. Assoc. (continued)
         6.00% due 12/15/32....................... $    9,620 $    9,753
         6.00% due 01/15/33.......................     20,416     20,690
         6.00% due 02/15/33.......................     64,047     64,906
         6.00% due 03/15/33.......................    105,154    106,565
         6.00% due 04/15/33.......................    413,279    418,822
         6.00% due 07/15/33.......................    287,993    291,856
         6.00% due 08/15/33.......................  2,863,804  2,903,304
         6.00% due 09/15/33.......................    408,536    414,017
         6.00% due 10/15/33.......................  1,746,452  1,769,885
         6.00% due 11/15/33.......................    197,557    200,207
         6.00% due 12/15/33.......................    989,495  1,002,770
         6.00% due 02/15/34.......................    434,535    440,406
         6.00% due 05/15/34.......................     55,769     56,522
         6.00% due 06/15/34.......................     47,013     47,648
         6.00% due 07/15/34.......................  1,567,066  1,588,237
         6.00% due 08/15/34.......................    207,458    210,261
         6.00% due 09/15/34.......................  1,409,221  1,428,260
         6.00% due 10/15/34.......................  5,715,860  5,793,083
         6.00% due 12/15/34.......................    492,628    499,283
         6.00% due 06/15/35.......................    353,752    358,092
         6.00% due 08/15/35.......................    423,494    428,690
         6.50% due 02/15/29.......................     18,427     18,955
         6.50% due 05/15/31.......................     21,233     21,816
         6.50% due 06/15/31.......................     65,330     67,124
         6.50% due 07/15/31.......................     56,268     57,813
         6.50% due 08/15/31.......................     82,708     84,979
         6.50% due 09/15/31.......................    192,509    197,796
         6.50% due 10/15/31.......................    379,649    390,076
         6.50% due 11/15/31.......................     13,833     14,213
         6.50% due 12/15/31.......................     22,644     23,266
         6.50% due 01/15/32.......................     34,547     35,481
         6.50% due 02/15/32.......................    660,208    678,057
         6.50% due 06/15/32.......................     51,678     53,076
         7.00% due 07/15/23.......................     36,916     38,113
         7.00% due 10/15/23.......................     88,041     90,897
         7.00% due 09/15/25.......................    272,615    281,710
         7.00% due 03/20/29.......................     20,275     20,870
         7.00% due 06/20/29.......................      3,378      3,477
         7.00% due 11/20/30.......................     87,109     89,665
         7.50% due 04/15/17.......................     10,998     11,394
         7.50% due 08/15/23.......................    208,719    217,343
         7.50% due 09/15/23.......................    606,292    631,346
         7.50% due 10/15/23.......................     16,872     17,570
         8.00% due 02/15/08.......................        407        413
         9.00% due 12/15/16.......................     82,475     88,225
         11.00% due 08/20/15......................        235        258
         11.00% due 09/20/15......................        547        602
         11.50% due 05/20/15......................      3,838      4,281
         12.50% due 09/15/14......................      6,834      7,604
         13.00% due 01/15/11......................      2,410      2,677
         13.00% due 02/15/11......................      2,793      3,102
         13.00% due 03/15/11......................        222        246
         13.00% due 04/15/11......................        496        551
         13.00% due 09/15/13......................      5,009      5,591
         13.00% due 10/20/14......................      1,122      1,237
         13.00% due 11/15/14......................        756        846
         13.00% due 02/20/15......................        675        747

        SunAmerica U.S. Government Securities Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (unaudited)
        (continued)



                                                 Principal      Value
                Security Description              Amount       (Note 2)
       -----------------------------------------------------------------
       U.S. GOVERNMENT AGENCIES (continued)
         13.50% due 02/15/13................... $    11,147  $     12,536
         15.00% due 01/15/12...................         445           508
         15.00% due 02/15/12...................       1,080         1,235
         15.00% due 06/15/12...................      11,569        13,224
         15.00% due 09/15/12...................         643           735
         15.50% due 09/15/11...................      34,918        39,826
                                                             ------------
                                                               70,098,703
                                                             ------------
       Small Business Administration -- 1.3%
        6.30% due 06/01/18.....................   2,136,145     2,193,754
                                                             ------------
       Total U.S. Government Agencies
          (cost $85,793,195)...................                84,522,645
                                                             ------------
       U.S. GOVERNMENT TREASURIES -- 43.0%
         United States Treasury Bonds -- 18.0%
          4.50% due 02/15/36...................  16,000,000    15,331,248
          5.38% due 02/15/31...................  15,000,000    16,201,170
                                                             ------------
                                                               31,532,418
                                                             ------------
         United States Treasury Notes -- 25.0%
          4.50% due 11/15/15...................   8,000,000     7,922,496
          4.50% due 02/15/16...................   2,000,000     1,979,922
          4.88% due 08/15/16...................  20,000,000    20,378,120
          5.13% due 05/15/16...................   7,000,000     7,261,408
          5.13% due 06/30/08...................   6,000,000     6,038,436
                                                             ------------
                                                               43,580,382
                                                             ------------
       Total U.S. Government Treasuries
          (cost $74,454,872)...................                75,112,800
                                                             ------------
       Total Long-Term Investment Securities
          (cost $160,248,067)..................               159,635,445
                                                             ------------
       REPURCHASE AGREEMENTS -- 7.7%
         UBS Securities, LLC Joint Repurchase
          Agreement Account (1)
          (cost $13,510,000)...................  13,510,000    13,510,000
                                                             ------------
       TOTAL INVESTMENTS
          (cost $173,758,067) @................        99.1%  173,145,445
       Other assets less liabilities...........         0.9     1,581,739
                                                -----------  ------------
       NET ASSETS --                                  100.0% $174,727,184
                                                ===========  ============

--------
@  See Note 5 for cost of investment on a tax basis
(1)See Note 2 for details of Joint Repurchase Agreements
(2)Collateralized Mortgage Obligation

See Note to Financial Statements

        SunAmerica GNMA Fund
        PORTFOLIO PROFILE -- September 30, 2006 -- (unaudited)

Industry Allocation*

                 Government National Mortgage Association 80.7%
                 U.S. Treasury Notes..................... 15.1
                 U.S. Treasury Bonds.....................  2.1
                 Federal National Mortgage Association...  1.7
                 Small Business Administration...........  0.2
                                                          ----
                                                          99.8%
                                                          ====

Credit Quality+#

                         Government -- Agency..  82.7%
                         Government -- Treasury  17.3
                                                -----
                                                100.0%
                                                =====

--------
* Calculated as a percentage of net assets.
+ Source Standard and Poors.
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica GNMA Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (unaudited)



                                                  Principal    Value
                  Security Description             Amount     (Note 2)
        ----------------------------------------------------------------
        U.S. GOVERNMENT AGENCIES -- 82.6%
        Federal National Mtg. Assoc. -- 1.7%
          5.00% due 01/25/18(1)................. $ 7,145,761 $ 7,104,678
                                                             -----------
        Government National Mtg. Assoc. -- 80.7%
          4.50% due 05/15/18....................   2,159,838   2,096,433
          4.50% due 08/15/18....................   1,177,474   1,142,908
          4.50% due 09/15/18....................   3,669,252   3,561,536
          4.50% due 10/15/18....................   5,470,473   5,309,880
          4.50% due 08/15/33....................   3,357,718   3,178,104
          4.50% due 09/15/33....................   3,616,733   3,423,263
          5.00% due 03/15/18....................     585,746     579,460
          5.00% due 04/15/18....................   8,144,655   8,057,245
          5.00% due 05/15/18....................  10,936,174  10,818,802
          5.00% due 01/15/33....................      18,439      17,950
          5.00% due 05/15/33....................      14,050      13,676
          5.00% due 08/15/33....................   3,058,169   2,977,014
          5.00% due 09/15/33....................   2,939,163   2,861,166
          5.00% due 10/15/33....................   6,856,349   6,674,401
          5.00% due 04/15/34....................      65,593      63,781
          5.00% due 05/15/34....................     176,688     171,808
          5.00% due 11/15/34....................     780,051     758,504
          5.00% due 12/15/34....................     772,648     751,305
          5.50% due 06/15/29....................       6,635       6,599
          5.50% due 01/15/32....................      54,516      54,208
          5.50% due 12/15/32....................     860,330     855,456
          5.50% due 01/15/33....................     564,008     560,794
          5.50% due 02/15/33....................   2,244,087   2,231,299
          5.50% due 03/15/33....................   1,269,972   1,262,736
          5.50% due 04/15/33....................   6,734,506   6,696,131
          5.50% due 05/15/33....................   8,010,392   7,964,739
          5.50% due 06/15/33....................   8,932,500   8,881,617
          5.50% due 07/15/33....................     455,060     452,466
          5.50% due 08/15/33....................   2,811,901   2,795,877
          5.50% due 09/15/33....................     498,323     495,483
          5.50% due 10/15/33....................   7,514,812   7,471,987
          5.50% due 12/15/33....................   8,221,438   8,174,585
          5.50% due 01/15/34....................  11,863,280  11,793,839
          5.50% due 02/15/34....................   1,519,171   1,510,280
          5.50% due 04/15/35....................   2,811,588   2,793,102
          5.50% due 07/15/35....................   2,886,811   2,867,830
          5.50% due 09/15/35....................  28,210,241  28,024,762
          5.50% due 10/15/35....................  18,042,241  17,923,615
          5.50% due 11/15/35....................  35,551,010  35,317,266
          5.50% due 12/15/35....................  20,951,215  20,813,462
          5.50% due 02/15/36....................   2,840,782   2,821,803
          5.50% due 03/15/36....................  11,000,562  10,927,067
          5.50% due 04/15/36....................     488,966     485,700
          5.50% due 05/15/36....................   3,562,211   3,538,411
          6.00% due 11/15/23....................       6,846       6,939
          6.00% due 01/15/24....................       7,437       7,541
          6.00% due 07/15/28....................       5,272       5,351
          6.00% due 11/15/28....................     342,970     348,114
          6.00% due 12/15/28....................     378,140     383,813
          6.00% due 01/15/29....................     811,525     823,061
          6.00% due 02/15/29....................     833,779     845,630
          6.00% due 03/15/29....................     633,887     642,897
          6.00% due 04/15/29....................   1,656,305   1,680,015
          6.00% due 05/15/29....................      75,144      76,212


                                                   Principal    Value
                 Security Description               Amount     (Note 2)
      -------------------------------------------------------------------
      Government National Mtg. Assoc. (continued)
        6.00% due 06/15/29....................... $   662,684 $   672,169
        6.00% due 07/15/29.......................     228,629     231,880
        6.00% due 08/15/29.......................      20,771      21,067
        6.00% due 10/15/29.......................     107,126     108,648
        6.00% due 04/15/31.......................      24,212      24,544
        6.00% due 07/15/31.......................      15,444      15,656
        6.00% due 10/15/31.......................      86,012      87,191
        6.00% due 11/15/31.......................   1,594,897   1,616,760
        6.00% due 12/15/31.......................     667,199     676,346
        6.00% due 01/15/32.......................     789,839     800,772
        6.00% due 02/15/32.......................      60,950      61,793
        6.00% due 03/15/32.......................     516,228     523,374
        6.00% due 07/15/32.......................     125,335     127,070
        6.00% due 08/15/32.......................   1,887,308   1,913,245
        6.00% due 09/15/32.......................   1,335,503   1,353,989
        6.00% due 10/15/32.......................     226,446     229,580
        6.00% due 11/15/32.......................       9,796       9,932
        6.00% due 12/15/32.......................     173,359     175,759
        6.00% due 01/15/33.......................   1,732,620   1,755,863
        6.00% due 02/15/33.......................   1,930,927   1,956,832
        6.00% due 03/15/33.......................   1,389,906   1,408,551
        6.00% due 04/15/33.......................   1,674,488   1,696,950
        6.00% due 05/15/33.......................   1,573,625   1,594,735
        6.00% due 06/15/33.......................   1,254,919   1,271,755
        6.00% due 08/15/33.......................   1,807,448   1,831,851
        6.00% due 10/15/33.......................     592,460     600,408
        6.00% due 11/15/33.......................   1,937,193   1,963,188
        6.00% due 12/15/33.......................   3,561,525   3,609,305
        6.00% due 01/15/34.......................   1,956,892   1,983,330
        6.00% due 02/15/34.......................  12,759,878  12,932,267
        6.00% due 03/15/34.......................     427,432     433,207
        6.00% due 04/15/34.......................   4,076,225   4,131,296
        6.00% due 05/15/34.......................     349,403     354,123
        6.00% due 06/15/34.......................     358,720     363,567
        6.00% due 07/15/34.......................   4,260,477   4,318,038
        6.00% due 08/15/34.......................   6,113,505   6,196,115
        6.00% due 09/15/34.......................     301,144     305,214
        6.00% due 10/15/34.......................     958,605     971,556
        6.00% due 11/15/34.......................   1,994,664   2,021,612
        6.00% due 12/15/34.......................      76,369      77,401
        6.00% due 01/15/35.......................      95,355      96,525
        6.00% due 02/15/35.......................   1,343,804   1,360,292
        6.00% due 04/15/35.......................      66,627      67,444
        6.00% due 05/15/35.......................     137,077     138,759
        6.00% due 06/15/35.......................     516,749     523,089
        6.00% due 12/15/35.......................   1,587,324   1,606,804
        6.00% due 01/15/36.......................     426,370     431,599
        6.00% due 02/15/36.......................   1,845,956   1,868,591
        6.00% due 03/15/36.......................   2,120,105   2,146,102
        6.00% due 04/15/36.......................   5,794,207   5,865,260
        6.00% due 05/15/36.......................   5,646,439   5,715,682
        6.00% due 06/15/36.......................   2,292,296   2,320,406
        6.50% due 03/15/28.......................      29,032      29,856
        6.50% due 08/15/28.......................      44,383      45,656
        6.50% due 12/15/28.......................       1,721       1,770
        6.50% due 01/15/29.......................       5,579       5,739
        6.50% due 02/15/29.......................       1,798       1,849

        SunAmerica GNMA Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (unaudited)
        (continued)



                                                  Principal     Value
                 Security Description              Amount      (Note 2)
      -------------------------------------------------------------------
      U.S. GOVERNMENT AGENCIES (continued)
      Government National Mtg. Assoc. (continued)
        6.50% due 03/15/29....................... $  120,347 $    123,793
        6.50% due 04/15/29.......................      2,059        2,118
        6.50% due 05/15/29.......................     14,706       15,128
        6.50% due 06/15/29.......................     43,548       44,795
        6.50% due 07/15/29.......................      6,187        6,364
        6.50% due 10/15/29.......................      6,468        6,654
        6.50% due 08/15/31.......................    277,154      284,767
        6.50% due 09/15/31.......................     17,787       18,276
        6.50% due 10/15/31.......................    379,649      390,077
        6.50% due 11/15/31.......................    182,978      188,004
        6.50% due 12/15/31.......................    223,362      229,497
        6.50% due 02/15/32.......................    309,917      318,296
        6.50% due 05/15/32.......................  1,647,543    1,692,087
        6.50% due 06/15/32.......................    125,820      129,220
        7.00% due 03/15/23.......................     97,887      101,063
        7.00% due 01/20/24.......................        739          761
        7.00% due 03/20/24.......................        767          789
        7.00% due 07/20/25.......................      4,203        4,328
        7.00% due 09/15/25.......................    118,391      122,341
        7.00% due 01/20/29.......................     47,695       49,094
        7.00% due 02/20/29.......................      9,095        9,361
        7.00% due 06/20/29.......................     16,752       17,243
        7.00% due 07/20/29.......................     60,537       62,313
        7.00% due 09/20/29.......................      6,113        6,293
        7.00% due 10/20/29.......................     12,543       12,911
        7.00% due 11/20/29.......................      4,175        4,297
        7.00% due 03/20/30.......................      6,147        6,327
        7.00% due 06/20/30.......................     10,681       10,994
        7.00% due 08/20/30.......................     35,720       36,768
        7.00% due 09/20/30.......................     29,996       30,876
        7.00% due 10/20/30.......................     40,047       41,222
        8.00% due 11/15/26.......................    214,319      227,172
        8.00% due 12/15/29.......................     24,282       25,755
        8.00% due 04/15/30.......................     44,092       46,719
        8.00% due 05/15/30.......................      6,308        6,683
        8.00% due 08/15/30.......................     43,325       45,906
        8.50% due 03/15/17.......................     18,308       19,567
        8.50% due 05/15/21.......................     53,697       57,744
        8.50% due 12/15/22.......................    110,244      118,712
        8.50% due 01/15/23.......................    118,963      128,255
        8.50% due 09/15/24.......................     42,627       46,005
        9.00% due 07/15/16.......................     81,526       87,210
        9.00% due 10/15/16.......................     15,406       16,480
                                                             ------------
                                                              331,442,550
                                                             ------------


                                                 Principal      Value
                Security Description              Amount       (Note 2)
       -----------------------------------------------------------------
       Small Business Administration -- 0.2%
         6.30% due 06/01/18.................... $   712,048  $    731,251
                                                             ------------
       Total U.S. Government Agencies
          (cost $342,046,359)..................               339,278,479
                                                             ------------
       U.S. GOVERNMENT TREASURIES -- 17.2%
         United States Treasury Bonds -- 2.1%
          4.50% due 02/15/36...................   9,000,000     8,623,827
                                                             ------------
         United States Treasury Notes -- 15.1%
          4.50% due 11/15/15...................   1,000,000       990,312
          4.50% due 02/15/16...................   7,000,000     6,929,727
          4.88% due 08/15/16...................  25,000,000    25,472,650
          5.13% due 06/30/08...................  16,000,000    16,102,496
          5.13% due 05/15/16...................  12,000,000    12,448,128
                                                             ------------
                                                               61,943,313
                                                             ------------
       Total U.S. Government Treasuries
          (cost $69,667,185)...................                70,567,140
                                                             ------------
       Total Long-Term Investment Securities
          (cost $411,713,544)..................               409,845,619
                                                             ------------
       TOTAL INVESTMENTS
          (cost $411,713,544)@.................        99.8%  409,845,619
       Other Assets Less Liabilities...........         0.2       663,218
                                                -----------  ------------
       NET ASSETS                                     100.0% $410,508,837
                                                ===========  ============

--------
@  See Note 5 for cost of investment on a tax basis
(1)Collateralized Mortgaged Obligation

        SunAmerica Strategic Bond Fund
        PORTFOLIO PROFILE -- September 30, 2006 -- (unaudited)

Industry Allocation*

                  Foreign Government Agencies........... 31.8%
                  U.S. Treasury Notes...................  5.2
                  Federal Home Loan Mtg. Corp...........  5.1
                  Time Deposits.........................  5.0
                  Federal National Mtg. Assoc...........  4.7
                  Diversified Financial Services........  3.5
                  Finance-Auto Loans....................  2.2
                  Repurchase Agreements.................  2.2
                  Oil Companies-Exploration & Production  1.7
                  U.S. Treasury Bonds...................  1.7
                  Cable TV..............................  1.6
                  Cellular Telecom......................  1.5
                  Pipelines.............................  1.4
                  Independent Power Producers...........  1.1
                  Telephone-Integrated..................  1.1
                  Casino Hotels.........................  1.0
                  Electric-Integrated...................  1.0
                  Foreign Government Treasury...........  1.0
                  Transport-Air Freight.................  1.0
                  Airlines..............................  0.9
                  Special Purpose Entities..............  0.9
                  Television............................  0.9
                  Real Estate Investment Trusts.........  0.8
                  Paper & Related Products..............  0.7
                  Chemicals-Specialty...................  0.6
                  Medical-Drugs.........................  0.6
                  Oil-Field Services....................  0.6
                  Telecom Services......................  0.6
                  Auto-Cars/Light Trucks................  0.5
                  Banks-Commercial......................  0.5
                  Building & Construction Products-Misc.  0.5
                  Funeral Services & Related Items......  0.5
                  Broadcast Services/Program............  0.4
                  Containers-Metal/Glass................  0.4
                  Insurance-Multi-line..................  0.4
                  Rental Auto/Equipment.................  0.4
                  Savings & Loans/Thrifts...............  0.4
                  Banks-Super Regional..................  0.3
                  Diversified Manufactured Operations...  0.3
                  Electric-Generation...................  0.3
                  Electronic Components-Semiconductors..  0.3
                  Federal Home Loan Bank................  0.3
                  Finance-Investment Banker/Broker......  0.3
                  Insurance-Life/Health.................  0.3
                  Multimedia............................  0.3
                  Retail-Drug Store.....................  0.3
                  Satellite Telecom.....................  0.3
                  Specified Purpose Acquisitions........  0.3
                  Theaters..............................  0.3
                  Applications Software.................  0.2
                  Commercial Services...................  0.2
                  Consumer Products-Misc................  0.2
                  Containers-Paper/Plastic..............  0.2
                  Electronics-Military..................  0.2
                  Finance-Consumer Loans................  0.2
                  Finance-Mortgage Loan/Banker..........  0.2
                  Food-Meat Products....................  0.2
                  Gambling (Non-Hotel)..................  0.2
                  Non-Hazardous Waste Disposal..........  0.2
                  Office Automation & Equipment.........  0.2
                  Oil Companies-Integrated..............  0.2

                   Retail-Restaurants.................  0.2%
                   Advertising Services...............  0.1
                   Aerospace/Defense..................  0.1
                   Agricultural Chemicals.............  0.1
                   Agricultural Operations............  0.1
                   Banks-Money Center.................  0.1
                   Beverages-Non-alcoholic............  0.1
                   Beverages-Wine/Spirits.............  0.1
                   Brewery............................  0.1
                   Building & Construction-Misc.......  0.1
                   Chemicals-Diversified..............  0.1
                   Computer Services..................  0.1
                   Cosmetics & Toiletries.............  0.1
                   Diagnostic Kits....................  0.1
                   Direct Marketing...................  0.1
                   Electronic Components-Misc.........  0.1
                   Electronic Parts Distribution......  0.1
                   Energy-Alternate Sources...........  0.1
                   Finance-Credit Card................  0.1
                   Food-Misc..........................  0.1
                   Gas-Distribution...................  0.1
                   Golf...............................  0.1
                   Hotels/Motels......................  0.1
                   Housewares.........................  0.1
                   Insurance-Mutual...................  0.1
                   Machinery-Farming..................  0.1
                   Medical Products...................  0.1
                   Medical-Generic Drugs..............  0.1
                   Medical-HMO........................  0.1
                   Medical-Hospitals..................  0.1
                   Medical-Wholesale Drug Distribution  0.1
                   Metal Processors & Fabrication.....  0.1
                   Metal-Aluminum.....................  0.1
                   Metal-Diversified..................  0.1
                   Music..............................  0.1
                   Oil Refining & Marketing...........  0.1
                   Precious Metals....................  0.1
                   Property Trust.....................  0.1
                   Protection/Safety..................  0.1
                   Publishing-Newspapers..............  0.1
                   Real Estate Management/Services....  0.1
                   Retail-Major Department Stores.....  0.1
                   Retail-Petroleum Products..........  0.1
                   Retail-Regional Deptment Stores....  0.1
                   Seismic Data Collection............  0.1
                   Steel-Producers....................  0.1
                   Steel-Specialty....................  0.1
                   Storage/Warehousing................  0.1
                   Telecom Equipment-Fiber Optics.....  0.1
                   Textile-Products...................  0.1
                   Transport-Marine...................  0.1
                   Transport-Rail.....................  0.1
                   Transport-Services.................  0.1
                   Travel Services....................  0.1
                                                       ----
                                                       95.9%
                                                       ====

--------
* Calculated as a percentage of net assets.

        SunAmerica Strategic Bond Fund
        PORTFOLIO PROFILE -- September 30, 2006 -- (unaudited) (continued)

Country Allocation*

                 United States........................... 56.5%
                 Brazil..................................  5.1
                 Russia..................................  3.0
                 Turkey..................................  2.9
                 Sweden..................................  2.6
                 Switzerland.............................  2.2
                 Japan...................................  2.1
                 Canada..................................  2.1
                 United Kingdom..........................  1.9
                 Germany.................................  1.9
                 Mexico..................................  1.6
                 Argentina...............................  1.4
                 Philippines.............................  1.4
                 Australia...............................  1.3
                 Norway..................................  1.3
                 Uruguay.................................  1.0
                 Colombia................................  1.0
                 Venezuela...............................  1.0
                 Hungary.................................  0.7
                 Spain...................................  0.6
                 Peru....................................  0.6
                 South Africa............................  0.5
                 Netherlands.............................  0.5
                 Luxembourg..............................  0.5
                 Belgium.................................  0.4
                 Bermuda.................................  0.3
                 Greece..................................  0.3
                 Cayman Islands..........................  0.3
                 Ireland.................................  0.3
                 Poland..................................  0.3
                 France..................................  0.3
                                                          ----
                                                          95.9%
                                                          ====

Credit Quality+#

                Government -- Agency....................  11.3%
                Government -- Treasury..................   8.0%
                AAA.....................................  13.8%
                AA......................................   3.6%
                A.......................................   4.3%
                BBB.....................................  10.0%
                BB......................................  21.9%
                B.......................................  15.5%
                CCC.....................................   6.9%
                Below C.................................   1.0%
                Not Rated @.............................   3.7%
                                                         -----
                                                         100.0%
                                                         =====

--------
* Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating or the rating is unavailable from the data source.
+ Source Standard and Poors.
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (unaudited)



                                                        Principal   Value
                  Security Description                  Amount**   (Note 2)
   ------------------------------------------------------------------------
   ASSET BACKED SECURITIES -- 3.1%
   Diversified Financial Services -- 3.1%
     Banc of America Commercial Mtg., Inc.,
      Series 2006-4, Class AJ,
      5.70% due 07/10/46(1)(2)......................... 2,140,000 $2,179,355
     Bear Stearns Commercial Mtg. Securities, Inc.,
      Series 2006-PW12, Class G,
      5.75% due 09/11/38(1)(2).........................    59,000     58,867
     Bear Stearns Commercial Mtg. Securities, Inc.,
      Series 2006-PW12, Class F,
      5.93% due 09/11/38*(1)(2)........................   345,000    347,227
     Commercial Mtg. Pass Through Certificates, Series
      2004-LB2A, Class A3,
      4.22% due 03/10/39(1)............................ 1,586,000  1,533,519
     Commercial Mtg. Pass Through Certificates, Series
      2004-LB4A, Class A3,
      4.41% due 10/15/37(1)............................ 1,500,000  1,451,469
     Countrywide Asset-Backed Certificates,
      Series 2006-S6, Class A3,
      5.66% due 03/25/34(2)(3)......................... 1,596,000  1,593,287
     Countrywide Asset-Backed Certificates,
      Series 2006-S4, Class A3,
      5.80% due 10/25/36............................... 2,800,000  2,821,000
     Credit Suisse Mtg. Capital Certificates,
      Series 2006-TFLA, Class C,
      5.59% due 04/15/08*(1)(10).......................   550,000    550,169
     Credit Suisse Mtg. Capital Certificates,
      Series 2006-TFLA, Class D,
      5.61% due 04/15/08*(1)(10).......................   550,000    550,168
     Deutsche ALT-A Securities, Inc.
      Series 2006-AB2, Class A5A,
      6.09% due 06/25/36(1)............................   600,000    609,189
     JP Morgan Chase Commercial Mtg. Securities
      Corp.,
      Series 2006-CB16, Class E,
      5.84% due 05/12/45*(1)(2)........................   445,000    451,568
     JP Morgan Chase Commercial Mtg. Securities
      Corp.,
      Series 2006-LDP8, Class H,
      5.99% due 05/15/45*(1)(2)(3).....................   505,000    501,273
     LB-UBS Commercial Mtg. Trust,
      Series 2004-C4, Class C,
      5.30% due 06/15/36(1)(2).........................   100,000    100,363
     LB-UBS Commercial Mtg. Trust,
      Series 2006-C6,
      6.06% due 09/15/39............................... 1,205,000  1,210,002
     Merrill Lynch/Countrywide Commercial Mtg. Trust,
      Series 2006-3, Clas AJ,
      5.49% due 07/12/46(1)(2)......................... 1,370,000  1,374,809
     Morgan Stanley Capital I,
      Series 2004-IQ8, Class C,
      5.30% due 06/15/40(1)(2).........................   240,000    236,565
     Wachovia Bank Commercial Mtg. Trust,
      Series 2006-WL7A, Class E,
      5.60% due 08/11/18*(1)(3)........................   350,000    350,000



                                                   Principal   Value
                   Security Description            Amount**   (Note 2)
        ----------------------------------------------------------------
        Diversified Financial Services (continued)
          Wachovia Bank Commercial Mtg. Trust,
           Series 2006-WL7A, Class F,
           5.66% due 08/11/18*(1)(3).............. 1,525,000 $ 1,525,000
          Washington Mutual, Inc.,
           Series 2005-AR1, Class A2,
           5.58% due 01/25/45(1)..................   316,346     316,833
                                                             -----------
        Total Asset Backed Securities
           (cost $17,986,694).....................            17,760,663
                                                             -----------
        CONVERTIBLE BONDS & NOTES -- 0.1%
        Telecom Services -- 0.1%
          ICO North America, Inc.
           7.50% due 08/15/09(3)(4)(5)
           (cost $280,925)........................   265,000     323,300
                                                             -----------
        CORPORATE BONDS & NOTES -- 29.1%
        Advertising Services -- 0.1%
          Vertis, Inc.
           Sec. Notes
           9.75% due 04/01/09.....................   100,000     100,875
          Vertis, Inc.
           Company Guar. Notes
           10.88% due 06/15/09....................   725,000     728,625
                                                             -----------
                                                                 829,500
                                                             -----------
        Aerospace/Defense -- 0.1%
          Raytheon Co.
           Debentures
           6.00% due 12/15/10.....................   135,000     138,561
          Raytheon Co.
           Senior Notes
           6.75% due 08/15/07.....................   335,000     338,627
                                                             -----------
                                                                 477,188
                                                             -----------
        Aerospace/Defense-Equipment -- 0.0%
          DeCrane Aircraft Holdings, Inc.
           Company Guar. Series B
           12.00% due 09/30/08....................   175,000     130,813
                                                             -----------
        Agricultural Chemicals -- 0.1%
          Freeport-McMoRan Resource Partners LP
           Senior Notes
           7.00% due 02/15/08.....................   375,000     377,812
          Terra Capital, Inc.
           Sec. Notes
           11.50% due 06/01/10....................   162,000     176,175
          Terra Capital, Inc.
           Company Guar. Notes
           12.88% due 10/15/08....................    75,000      83,813
                                                             -----------
                                                                 637,800
                                                             -----------
        Agricultural Operations -- 0.1%
          Bunge Ltd. Finance Corp
           Notes
           5.35% due 04/15/14.....................   281,000     269,133
                                                             -----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (unaudited)
        (continued)




                                                     Principal   Value
                   Security Description              Amount**   (Note 2)
       ------------------------------------------------------------------
       CORPORATE BONDS & NOTES (continued)
       Airlines -- 0.9%
         American Airlines, Inc.
          Pass Through Certs.,
          Series 2001-1, Class A-2,
          6.82% due 05/23/11........................ 1,800,000 $1,770,750
         Continental Airlines, Inc.
          Pass Through Certs.,
          Series 1991, Class A,
          6.55% due 02/02/19........................   679,766    691,522
         Continental Airlines, Inc.
          Pass Through Certs.,
          Series 1991-1, Class C,
          6.95% due 08/02/09........................   103,950     94,075
         Continental Airlines, Inc.
          Pass Through Certs.,
          Series 1999, Class 2,
          7.73% due 03/15/11........................   186,534    163,683
         Continental Airlines, Inc.
          Pass Through Certs.,
          Series 2000-2,
          8.31% due 04/02/18........................    64,786     62,842
         Delta Air Lines, Inc.
          Pass Through Certs.
          7.57% due 11/18/10(6)(7).................. 1,125,000  1,126,406
         Delta Air Lines, Inc.
          Sec. Notes
          9.50% due 11/18/08*(7)....................   375,000    414,375
         Northwest Airlines, Inc.
          Pass Through Certs.
          7.04% due 04/01/22(7).....................   374,162    371,823
         United AirLines, Inc.
          Pass Through Certs.
          6.20% due 09/01/08........................   131,839    131,839
                                                               ----------
                                                                4,827,315
                                                               ----------
       Applications Software -- 0.2%
         SS&C Technologies, Inc.
          Company Guar. Notes
          11.75% due 12/01/13.......................   875,000    920,937
                                                               ----------
       Auto-Cars/Light Trucks -- 0.5%
         DaimlerChrysler NA Holding Corp.
          Notes
          5.75% due 09/08/11........................   145,000    144,318
         DaimlerChrysler NA Holding Corp.
          Company Guar. Notes
          7.30% due 01/15/12........................   160,000    170,061
         General Motors Corp.
          Senior Notes
          7.13% due 07/15/13........................ 1,900,000  1,669,625
         General Motors Corp.
          Debentures
          8.25% due 07/15/23........................ 1,100,000    952,875
                                                               ----------
                                                                2,936,879
                                                               ----------
       Auto/Truck Parts & Equipment-Original -- 0.0%
         BREED Technologies, Inc.
          Guar. Senior Sub. Notes
          9.25% due 04/15/08+(3)(4)(6)(7)...........   500,000          0
                                                               ----------



                                                  Principal   Value
                   Security Description           Amount**   (Note 2)
           ---------------------------------------------------------
           Auto/Truck Parts & Equipment-Replacement -- 0.0%
             Exide Corp.
              Notes
              10.00% due 03/15/25+(3)(4).........  225,000  $        0
                                                            ----------
           Banks-Commercial -- 0.2%
             Bank of Tokyo-Mitsubishi UFJ, Ltd.
              Sub. Notes
              7.40% due 06/15/11.................  100,000     108,030
             Branch Banking & Trust Co.
              Sub. Notes
              5.63% due 09/15/16.................  150,000     151,564
             Popular North America, Inc.
              Company Guar. Notes
              5.65% due 04/15/09.................  135,000     135,459
             SouthTrust Bank
              Sub. Notes
              4.75% due 03/01/13.................  340,000     329,873
             UBS AG
              Sub. Notes
              5.88% due 07/15/16.................  140,000     144,090
             Union Bank of California NA
              Sub. Notes
              5.95% due 05/11/16.................  330,000     340,293
                                                            ----------
                                                             1,209,309
                                                            ----------
           Banks-Super Regional -- 0.3%
             Banc One Corp.
              Sub. Debentures
              8.00% due 04/29/27.................  135,000     166,284
             Chemical Bank NA
              Sub. Notes
              6.13% due 11/01/08.................  198,000     202,161
             Comerica, Inc.
              Sub. Notes
              4.80% due 05/01/15.................  168,000     158,607
             Huntington National Bank
              Sub. Notes
              6.60% due 06/15/18.................  177,000     188,097
             Wells Fargo & Co.
              Notes
              3.98% due 10/29/10.................  360,000     344,780
             Wells Fargo Bank NA
              Sub. Notes
              4.75% due 02/09/15.................  500,000     479,065
                                                            ----------
                                                             1,538,994
                                                            ----------
           Beverages-Non-alcoholic -- 0.1%
             Cott Beverages, Inc.
              Company Guar. Notes
              8.00% due 12/15/11.................  350,000     357,000
             Le-Natures, Inc.
              Sub. Notes
              10.00% due 06/15/13*(15)...........  325,000     334,750
                                                            ----------
                                                               691,750
                                                            ----------
           Broadcast Services/Program -- 0.3%
             Clear Channel Communications, Inc.
              Bonds
              4.90% due 05/15/15.................  329,000     290,631

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (unaudited)
        (continued)




                                                     Principal   Value
                   Security Description              Amount**   (Note 2)
      -------------------------------------------------------------------
      CORPORATE BONDS & NOTES (continued)
      Broadcast Services/Program (continued)
        Fisher Communications, Inc.
         Senior Notes
         8.63% due 09/15/14.........................   950,000 $  985,625
        Nexstar Finance Holdings
         LLC/Nexstar Finance Holdings, Inc.
         Senior Disc. Notes
         11.38% due 04/01/13(8).....................   175,000    146,125
        Nexstar Finance, Inc.
         Senior Sub. Notes
         7.00% due 01/15/14.........................   450,000    409,500
                                                               ----------
                                                                1,831,881
                                                               ----------
      Building & Construction Products-Misc. -- 0.5%
        Associated Materials, Inc.
         Senior Disc. Notes
         11.25% due 03/01/14(8).....................   250,000    137,500
        Associated Materials, Inc.
         Senior Sub. Notes
         9.75% due 04/15/12.........................   625,000    623,437
        Dayton Superior Corp.
         Senior Sec. Notes
         10.75% due 09/15/08........................   648,000    667,440
        Dayton Superior Corp.
         Company Guar. Notes
         13.00% due 06/15/09........................   932,000    876,080
        Interline Brands, Inc.
         Senior Sub. Notes
         8.13% due 06/15/14.........................   325,000    329,063
                                                               ----------
                                                                2,633,520
                                                               ----------
      Building Products-Air & Heating -- 0.0%
        American Standard, Inc.
         Company Guar. Notes
         7.38% due 02/01/08.........................   152,000    154,899
                                                               ----------
      Cable TV -- 1.6%
        Adelphia Communications Corp.
         Senior Notes
         10.25% due 06/15/11+(6)(7).................    50,000     32,375
        Cablevision Systems Corp.
         Senior Notes
         8.00% due 04/15/12.........................   240,000    243,000
        CCH I Holdings LLC/CCH I Holdings
         Capital Corp.
         Bonds
         11.00% due 10/01/15*....................... 3,180,506  2,870,407
        CCH II LLC/CCH II Capital Corp.
         Senior Notes
         10.25% due 09/15/10........................   775,000    786,625
        CCH II LLC/CCH II Capital Corp.
         Company Guar. Notes
         10.25% due 10/01/13*....................... 3,267,690  3,324,875
        COX Communications, Inc.
         Bonds
         5.50% due 10/01/15.........................   290,000    279,449
        CSC Holdings, Inc.
         Senior Notes
         7.63% due 04/01/11.........................   350,000    359,187



                                                      Principal   Value
                  Security Description                Amount**   (Note 2)
     --------------------------------------------------------------------
     Cable TV (continued)
       CSC Holdings, Inc.
        Debentures
        8.13% due 08/15/09...........................   250,000 $  259,062
       Insight Communications Co., Inc.
        Senior Disc. Notes
        12.25% due 02/15/11(8).......................   900,000    954,000
                                                                ----------
                                                                 9,108,980
                                                                ----------
     Casino Hotels -- 1.0%
       Circus & Eldorado Joint Venture/Silver Legacy
        Capital Corp.
        Notes
        10.13% due 03/01/12..........................   575,000    604,469
       Eldorado Casino Corp. (Shreveport)
        Sec. Bonds
        10.00% due 08/01/12(4)(9)....................   946,489    894,432
       Eldorado Resorts LLC
        Senior Notes
        9.00% due 04/15/14(3)(4).....................   425,000    425,000
       Harrah's Operating Co., Inc.
        Notes
        6.50% due 06/01/16...........................   642,000    629,346
       MGM Mirage, Inc.
        Senior Notes
        5.88% due 02/27/14........................... 1,800,000  1,667,250
       Riviera Holdings Corp.
        Company Guar. Notes
        11.00% due 06/15/10..........................   135,000    142,425
       Station Casinos, Inc.
        Senior Sub. Notes
        6.63% due 03/15/18........................... 1,325,000  1,195,812
       Turning Stone Resort Casino Enterprise
        Senior Notes
        9.13% due 09/15/14*..........................   125,000    126,250
                                                                ----------
                                                                 5,684,984
                                                                ----------
     Cellular Telecom -- 0.9%
       American Cellular Corp.
        Senior Notes
        Series B
        10.00% due 08/01/11.......................... 1,800,000  1,885,500
       Centennial Cellular Operating Co./Centennial
        Communications Corp.
        Company Guar. Notes
        10.13% due 06/15/13..........................   200,000    212,500
       Centennial Communications Corp.
        Senior Notes
        10.00% due 01/01/13..........................    61,000     61,763
       Centennial Communications Corp.
        Senior Notes
        11.12% due 01/01/13(10)......................   525,000    542,062
       New Cingular Wireless Services, Inc.
        Senior Notes
        7.88% due 03/01/11...........................   841,000    920,973
       Rural Cellular Corp.
        Sec. Notes
        8.25% due 03/15/12...........................   350,000    360,500

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (unaudited)
        (continued)




                                                      Principal   Value
                   Security Description               Amount**   (Note 2)
      -------------------------------------------------------------------
      CORPORATE BONDS & NOTES (continued)
      Cellular Telecom (continued)
        Rural Cellular Corp.
         Senior Sub. Notes
         9.75% due 01/15/10..........................  900,000  $  905,625
        Rural Cellular Corp.
         Senior Sub. Notes
         11.12% due 11/01/12(10).....................  200,000     206,250
                                                                ----------
                                                                 5,095,173
                                                                ----------
      Chemicals-Diversified -- 0.1%
        Equistar Chemicals LP/Equistar Funding Corp.
         Senior Notes
         10.63% due 05/01/11.........................  275,000     294,937
        ICI Wilmington, Inc.
         Company Guar. Notes
         7.05% due 09/15/07..........................  268,000     271,513
        Lyondell Chemical Co.
         Company Guar. Notes
         8.00% due 09/15/14..........................  225,000     227,813
                                                                ----------
                                                                   794,263
                                                                ----------
      Chemicals-Plastics -- 0.0%
        BCI US Finance Corp.
         Sec. Notes
         11.89% due 07/15/10*(10)....................  100,000     102,000
                                                                ----------
      Chemicals-Specialty -- 0.4%
        Cytec Industries, Inc.
         Notes
         6.00% due 10/01/15..........................  270,000     266,683
        Eastman Chemical Co.
         Debentures
         7.63% due 06/15/24..........................  180,000     197,280
        Nalco Co.
         Senior Notes
         7.75% due 11/15/11..........................  250,000     255,000
        Nalco Co.
         Senior Sub. Notes
         8.88% due 11/15/13..........................  350,000     364,875
        Rockwood Specialties Group, Inc.
         Senior Sub. Notes
         7.50% due 11/15/14..........................  625,000     615,625
        Rockwood Specialties Group, Inc.
         Senior Sub. Notes
         10.63% due 05/15/11.........................   55,000      58,850
        Tronox Worldwide LLC/Tronox Finance Corp.
         Company Guar. Notes
         9.50% due 12/01/12..........................  325,000     333,531
                                                                ----------
                                                                 2,091,844
                                                                ----------
      Commercial Services -- 0.2%
        DI Finance/DynCorp International
         Senior Sub. Notes
         9.50% due 02/15/13..........................  817,000     845,595
        The ServiceMaster Co.
         Notes
         7.88% due 08/15/09..........................  108,000     113,325
                                                                ----------
                                                                   958,920
                                                                ----------



                                                 Principal      Value
                Security Description             Amount**      (Note 2)
       ----------------------------------------------------------------
       Computer Services -- 0.1%
         Computer Sciences Corp.
          Notes
          3.50% due 04/15/08..................        150,000 $  145,624
         Sungard Data Systems, Inc.
          Company Guar. Notes
          9.13% due 08/15/13..................        175,000    181,125
                                                              ----------
                                                                 326,749
                                                              ----------
       Computers-Integrated Systems -- 0.0%
         Activant Solutions, Inc.
          Senior Sub. Notes
          9.50% due 05/01/16*.................        225,000    208,125
                                                              ----------
       Consulting Services -- 0.0%
         FTI Consulting, Inc.
          Company Guar. Notes
          7.63% due 06/15/13..................        225,000    227,250
                                                              ----------
       Consumer Products-Misc. -- 0.2%
         American Achievement Corp.
          Senior Sub. Notes
          8.25% due 04/01/12..................         86,000     86,860
         Jostens Holding Corp.
          Senior Disc. Notes
          10.25% due 12/01/13(8)..............        323,000    266,475
         Prestige Brands, Inc.
          Senior Sub. Notes
          9.25% due 04/15/12..................        100,000    100,500
         Visant Holding Corp.
          Senior Notes
          8.75% due 12/01/13*.................        525,000    528,281
                                                              ----------
                                                                 982,116
                                                              ----------
       Containers-Metal/Glass -- 0.4%
         Crown Cork & Seal Co., Inc.
          Debentures
          8.00% due 04/15/23..................      1,110,000  1,060,050
         Owens Brockway Glass Container, Inc.
          Company Guar. Notes
          8.88% due 02/15/09..................        593,000    609,307
         Owens-Brockway Glass Container, Inc.
          Company Guar. Notes
          8.25% due 05/15/13..................        375,000    384,375
                                                              ----------
                                                               2,053,732
                                                              ----------
       Containers-Paper/Plastic -- 0.2%
         Pliant Corp.
          Sec. Notes
          11.13% due 09/01/09.................        870,000    850,425
                                                              ----------
       Cosmetics & Toiletries -- 0.1%
         Procter & Gamble Co.
          Senior Notes
          2.00% due 06/21/10.................. JPY 79,000,000    691,016
                                                              ----------
       Diagnostic Kits -- 0.1%
         Inverness Medical Innovations, Inc.
          Senior Sub. Notes
          8.75% due 02/15/12..................        425,000    418,625
                                                              ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (unaudited)
        (continued)



                                                   Principal      Value
                Security Description               Amount**      (Note 2)
     ---------------------------------------------------------------------
     CORPORATE BONDS & NOTES (continued)
     Direct Marketing -- 0.1%
       Affinity Group, Inc.
        Senior Sub. Notes
        9.00% due 02/15/12......................        814,000 $  814,000
                                                                ----------
     Diversified Financial Services -- 0.3%
       ANZ Capital Trust II
        Bonds
        5.36% due 12/15/13*(12).................        370,000    356,643
       General Electric Capital Corp.
        Senior Notes
        Series E
        5.13% due 03/21/12...................... JPY105,000,000    867,194
       General Electric Capital Corp.
        Notes
        Series A
        6.75% due 03/15/32......................        279,000    318,908
       ZFS Finance USA Trust I
        Bonds
        6.45% due 06/15/16*(11).................        310,000    306,604
                                                                ----------
                                                                 1,849,349
                                                                ----------
     Diversified Manufactured Operations -- 0.2%
       Covalence Specialty Materials Corp.
        Senior Sub. Notes
        10.25% due 03/01/16*....................        325,000    315,250
       Indalex Holding Corp.
        Sec. Notes
        11.50% due 02/01/14*....................        500,000    530,000
       Park-Ohio Industries, Inc.
        Company Guar. Notes
        8.38% due 11/15/14......................         75,000     68,250
                                                                ----------
                                                                   913,500
                                                                ----------
     Electric-Generation -- 0.3%
       Edison Mission Energy
        Senior Notes
        7.50% due 06/15/13*.....................        425,000    429,250
       Edison Mission Energy
        Senior Notes
        7.75% due 06/15/16*.....................        225,000    227,812
       The AES Corp.
        Sec. Notes
        8.75% due 05/15/13*.....................      1,150,000  1,233,375
                                                                ----------
                                                                 1,890,437
                                                                ----------
     Electric-Integrated -- 1.0%
       American Electric Power Co., Inc.
        Senior Notes
        4.71% due 08/16/07(8)...................        370,000    367,473
       Appalachian Power Co.
        Senior Notes
        5.00% due 06/01/17......................        186,000    174,236
       CenterPoint Energy Houston Electric LLC
        Sec. Notes
        Series L2
        5.60% due 07/01/23......................        244,000    236,356
       Centerpoint Energy, Inc.
        Senior Notes
        Series B
        5.88% due 06/01/08......................        150,000    150,704


                                                Principal   Value
                  Security Description          Amount**   (Note 2)
           --------------------------------------------------------
           Electric-Integrated (continued)
             Commonwealth Edison Co.
              1st Mtg. Notes
              5.95% due 08/15/16...............   280,000 $  283,875
             Consumers Energy Co.
              1st Mtg. Bonds
              Series C
              4.25% due 04/15/08...............   180,000    176,843
             Dominion Resources, Inc.
              Senior Notes
              Series A
              5.69% due 05/15/08(8)............   176,000    176,720
             Duke Energy Corp.
              Senior Notes
              4.20% due 10/01/08...............   305,000    298,629
             Energy East Corp.
              Notes
              6.75% due 07/15/36...............   295,000    308,785
             Entergy Louisiana LLC
              1st Mtg. Bonds
              5.83% due 11/01/10...............   195,000    194,499
             Florida Power & Light Co.
              1st Mtg. Bonds
              5.95% due 10/01/33...............   100,000    103,199
             Mirant Americas Generation LLC
              Senior Notes
              8.30% due 05/01/11...............   900,000    901,125
             Mission Energy Holding Co.
              Sec. Notes
              13.50% due 07/15/08.............. 1,075,000  1,199,969
             Pepco Holdings, Inc.
              Notes
              5.50% due 08/15/07...............   278,000    277,935
             Pepco Holdings, Inc.
              Notes
              6.45% due 08/15/12...............   140,000    144,885
             PSEG Power LLC
              Company Guar. Notes
              7.75% due 04/15/11...............    50,000     54,250
             Public Service Electric & Gas Co.
              Sec. Notes
              5.00% due 08/15/14...............    96,000     93,482
             Puget Sound Energy, Inc.
              Senior Notes
              5.20% due 10/01/15...............   433,000    416,867
             Southern California Edison Co.
              1st Mtg. Bonds
              5.75% due 04/01/35...............    80,000     79,050
             Southern Energy, Inc.
              Notes
              7.90% due 07/15/09+(3)(4)(5)..... 1,550,000          0
                                                          ----------
                                                           5,638,882
                                                          ----------
           Electronic Components-Misc. -- 0.0%
             Sanmina-SCI Corp.
              Company Guar. Notes
              6.75% due 03/01/13...............    75,000     70,688
                                                          ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (unaudited)
        (continued)



                                                    Principal   Value
                   Security Description             Amount**   (Note 2)
       -----------------------------------------------------------------
       CORPORATE BONDS & NOTES (continued)
       Electronic Components-Semiconductors -- 0.1%
         Advanced Micro Devices, Inc.
          Senior Notes
          7.75% due 11/01/12.......................   244,000 $  247,660
         Amkor Technology, Inc.
          Senior Notes
          9.25% due 06/01/16.......................   550,000    515,625
                                                              ----------
                                                                 763,285
                                                              ----------
       Electronic Parts Distribution -- 0.1%
         Arrow Electronics, Inc.
          Debentures
          6.88% due 06/01/18.......................   279,000    285,139
                                                              ----------
       Electronics-Military -- 0.2%
         L-3 Communications Corp.
          Company Guar. Notes
          6.13% due 07/15/13.......................   750,000    729,375
         L-3 Communications Corp.
          Senior Sub. Notes
          6.38% due 10/15/15.......................   550,000    534,875
                                                              ----------
                                                               1,264,250
                                                              ----------
       Energy-Alternate Sources -- 0.1%
         VeraSun Energy Corp.
          Sec. Notes
          9.88% due 12/15/12.......................   375,000    391,875
                                                              ----------
       Enterprise Software/Service -- 0.0%
         Oracle Corp and Ozark Holding, Inc.
          Notes
          5.00% due 01/15/11.......................   118,000    116,873
                                                              ----------
       Finance-Auto Loans -- 2.2%
         Ford Motor Credit Co.
          Senior Notes
          5.80% due 01/12/09....................... 2,117,000  2,015,418
         Ford Motor Credit Co.
          Notes
          6.38% due 11/05/08.......................   123,000    118,198
         Ford Motor Credit Co.
          Notes
          7.38% due 10/28/09....................... 1,150,000  1,117,575
         Ford Motor Credit Co.
          Notes
          9.96% due 04/15/12(10)...................   800,000    837,122
         General Motors Acceptance Corp.
          Notes
          6.75% due 12/01/14....................... 2,050,000  2,001,323
         General Motors Acceptance Corp.
          Notes
          6.88% due 09/15/11....................... 4,100,000  4,078,278
         General Motors Acceptance Corp.
          Notes
          6.88% due 08/28/12.......................    60,000     59,388
         General Motors Acceptance Corp.
          Notes
          7.25% due 03/02/11.......................   425,000    427,430
         General Motors Acceptance Corp.
          Notes
          9.82% due 12/01/14(10)...................   925,000    927,317


                                                  Principal   Value
                   Security Description           Amount**   (Note 2)
         --------------------------------------------------------------
         Finance-Auto Loans (continued)
           General Motors Acceptance Corp.
            Notes
            7.75% due 01/19/10...................  575,000  $   589,170
                                                            -----------
                                                             12,171,219
                                                            -----------
         Finance-Commercial -- 0.0%
           CIT Group, Inc.
            Notes
            5.85% due 09/15/16...................  150,000      151,772
           Transamerica Finance Corp.
            Senior Notes
            6.40% due 09/15/08...................   36,000       36,708
                                                            -----------
                                                                188,480
                                                            -----------
         Finance-Credit Card -- 0.1%
           Capital One Financial Corp.
            Senior Notes
            5.70% due 09/15/11...................  290,000      292,043
           Capital One Financial Corp.
            Sub. Notes
            6.15% due 09/01/16...................  280,000      283,322
                                                            -----------
                                                                575,365
                                                            -----------
         Finance-Investment Banker/Broker -- 0.3%
           Citigroup, Inc.
            Sub. Notes
            5.00% due 09/15/14...................  140,000      136,399
           Goldman Sachs Group, Inc.
            Notes
            6.13% due 02/15/33...................  320,000      318,775
           JP Morgan Chase Capital XVIII
            Bonds Series R,
            6.95% due 08/17/36...................  145,000      154,016
           Lehman Brothers Holdings, Inc.
            Notes
            4.50% due 07/26/10...................  120,000      116,710
           Lehman Brothers Holdings, Inc.
            Notes
            5.50% due 04/04/16...................  240,000      239,113
           Lehman Brothers Holdings, Inc.
            Senior Notes
            5.75% due 05/17/13...................  330,000      335,861
           Merrill Lynch & Co., Inc.
            Sub. Notes
            6.22% due 09/15/26...................  340,000      345,864
           Morgan Stanley
            Senior Notes
            5.63% due 01/09/12...................  150,000      151,944
           Morgan Stanley
            Senior Notes
            6.25% due 08/09/26...................  150,000      155,286
                                                            -----------
                                                              1,953,968
                                                            -----------
         Finance-Mortgage Loan/Banker -- 0.2%
           Countrywide Home Loans, Inc.
            Notes
            4.13% due 09/15/09...................   90,000       87,187

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (unaudited)
        (continued)




                                                  Principal   Value
                   Security Description           Amount**   (Note 2)
         -------------------------------------------------------------
         CORPORATE BONDS & NOTES (continued)
         Finance-Mortgage Loan/Banker (continued)
           Residential Capital Corp.
            Senior Notes
            6.38% due 06/30/10...................   750,000 $  758,834
           Residential Capital Corp.
            Senior Notes
            6.50% due 04/17/13...................   155,000    157,409
                                                            ----------
                                                             1,003,430
                                                            ----------
         Financial Guarantee Insurance -- 0.0%
           The PMI Group, Inc.
            Notes
            6.00% due 09/15/16...................   227,000    229,876
                                                            ----------
         Food-Meat Products -- 0.1%
           Smithfield Foods, Inc.
            Senior Notes
            7.75% due 05/15/13...................   550,000    566,500
                                                            ----------
         Food-Misc. -- 0.1%
           Wornick Co.
            Sec. Notes
            10.88% due 07/15/11..................   800,000    796,000
                                                            ----------
         Forestry -- 0.0%
           Weyerhaeuser Co.
            Debentures
            6.88% due 12/15/33...................   160,000    157,138
                                                            ----------
         Funeral Services & Related Items -- 0.5%
           Alderwoods Group, Inc.
            Company Guar. Notes
            7.75% due 09/15/12...................    50,000     53,875
           Carriage Services, Inc.
            Senior Notes
            7.88% due 01/15/15...................   687,000    668,108
           Service Corp. International
            Senior Notes
            6.75% due 04/01/16................... 1,225,000  1,174,469
           Service Corp. International
            Senior Notes
            7.00% due 06/15/17*..................   400,000    383,000
           Service Corp. International
            Senior Notes
            7.38% due 10/01/14*..................    25,000     25,156
           Service Corp. International
            Senior Notes
            7.63% due 10/01/18*..................    25,000     25,156
           Stewart Enterprises, Inc.
            Senior Notes
            6.25% due 02/15/13...................   725,000    670,625
                                                            ----------
                                                             3,000,389
                                                            ----------
         Gambling (Non-Hotel) -- 0.2%
           Greektown Holdings LLC
            Senior Notes
            10.75% due 12/01/13*.................   750,000    791,250
           Waterford Gaming LLC
            Senior Notes
            8.63% due 09/15/12*..................   172,000    181,890
                                                            ----------
                                                               973,140
                                                            ----------



                                                   Principal   Value
                   Security Description            Amount**   (Note 2)
         --------------------------------------------------------------
         Gas-Distribution -- 0.1%
           Colorado Interstate Gas Co.
            Senior Debentures
            6.85% due 06/15/37....................   150,000 $  150,815
           Sempra Energy
            Senior Notes
            4.62% due 05/17/07....................   432,000    429,906
           Southern California Gas Co
            1st Mtg. Bonds
            5.75% due 11/15/35....................    70,000     70,331
                                                             ----------
                                                                651,052
                                                             ----------
         Gold Mining -- 0.0%
           Newmont Mining Corp.
            Notes
            8.63% due 05/15/11....................   146,000    164,025
                                                             ----------
         Golf -- 0.1%
           True Temper Sports, Inc.
            Company Guar. Notes
            8.38% due 09/15/11....................   600,000    537,000
                                                             ----------
         Hotels/Motels -- 0.1%
           Gaylord Entertainment Co.
            Company Guar. Senior Notes
            6.75% due 11/15/14....................   500,000    478,125
           Hilton Hotels Corp.
            Senior Notes
            7.20% due 12/15/09....................    68,000     70,295
                                                             ----------
                                                                548,420
                                                             ----------
         Independant Power Producers -- 1.1%
           Calpine Corp
            Sec. Notes
            8.75% due 07/15/13*+(6)(7)............ 4,648,000  4,682,860
           NRG Energy, Inc.
            Company Guar. Notes
            7.38% due 02/01/16.................... 1,125,000  1,117,969
           Reliant Energy, Inc.
            Sec. Notes
            6.75% due 12/15/14....................    50,000     47,562
           Reliant Energy, Inc.
            Sec. Notes
            9.50% due 07/15/13....................   176,000    182,600
                                                             ----------
                                                              6,030,991
                                                             ----------
         Industrial Audio & Video Products -- 0.0%
           Telex Communications, Inc.
            Sec. Notes
            11.50% due 10/15/08...................    50,000     53,000
                                                             ----------
         Instruments-Scientific -- 0.0%
           Fisher Scientific International, Inc.
            Senior Sub. Notes
            6.75% due 08/15/14....................   250,000    254,375
                                                             ----------
         Insurance-Life/Health -- 0.3%
           Americo Life, Inc.
            Notes
            7.88% due 05/01/13*...................    38,000     38,212
           AmerUs Group Co.
            Senior Notes
            6.58% due 05/16/11....................   310,000    322,408

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (unaudited)
        (continued)




                                                   Principal   Value
                   Security Description            Amount**   (Note 2)
        ---------------------------------------------------------------
        CORPORATE BONDS & NOTES (continued)
        Insurance-Life/Health (continued)
          Great West Life & Annuity Insurance Co.
           Bonds
           7.15% due 05/16/46*(11)................  550,000  $  571,227
          MIC Financing Trust I
           Pass Through Certs.
           8.38% due 02/01/27*....................  123,000     123,688
          Monumental Global Funding II
           Notes
           5.65% due 07/14/11*....................  174,000     176,941
          Nationwide Life Global Funding I
           Notes
           5.35% due 03/15/11*....................  200,000     201,077
          Presidential Life Corp.
           Senior Notes
           7.88% due 02/15/09.....................  150,000     144,000
                                                             ----------
                                                              1,577,553
                                                             ----------
        Insurance-Multi-line -- 0.1%
          MetLife, Inc.
           Senior Notes
           5.00% due 11/24/13.....................  203,000     197,365
          Metropolitan Life Global Funding I
           Sec. Notes
           5.75% due 07/25/11*....................  140,000     143,015
                                                             ----------
                                                                340,380
                                                             ----------
        Insurance-Mutual -- 0.0%
          Liberty Mutual Group, Inc.
           Bonds
           7.50% due 08/15/36*....................  200,000     214,540
                                                             ----------
        Insurance-Property/Casualty -- 0.0%
          Crum & Forster Holdings Corp.
           Senior Notes
           10.38% due 06/15/13....................  125,000     128,125
                                                             ----------
        Invest Management/Advisor Services -- 0.0%
          Ameriprise Financial, Inc.
           Senior Notes
           5.35% due 11/15/10.....................   81,000      81,279
                                                             ----------
        Leisure Products -- 0.0%
          Brunswick Corp.
           Notes
           5.00% due 06/01/11.....................  103,000      98,497
          K2, Inc. Guar.
           Senior Notes
           7.38% due 07/01/14.....................  125,000     121,719
                                                             ----------
                                                                220,216
                                                             ----------
        Machinery-Farming -- 0.1%
          Case New Holland, Inc.
           Senior Notes
           6.00% due 06/01/09.....................  325,000     320,531
                                                             ----------
        Machinery-General Industrial -- 0.0%
          Stewart & Stevenson LLC/Stewart &
           Stevenson Corp.
           Senior Notes
           10.00% due 07/15/14....................  175,000     177,187
                                                             ----------



                                                 Principal  Value
                   Security Description          Amount**  (Note 2)
            ------------------------------------------------------
            Medical Information Systems -- 0.0%
              Spheris, Inc.
               Senior Sub. Notes
               11.00% due 12/15/12..............  150,000  $140,625
                                                           --------
            Medical Products -- 0.1%
              Baxter International, Inc.
               Senior Bonds
               5.90% due 09/01/16...............  135,000   138,649
              CDRV Investors, Inc.
               Senior Disc. Notes
               9.63% due 01/01/15(8)............  325,000   240,500
              Encore Medical IHC, Inc.
               Company Guar. Notes
               9.75% due 10/01/12...............   75,000    82,500
              Universal Hospital Services, Inc.
               Senior Notes
               10.13% due 11/01/11..............  250,000   262,500
                                                           --------
                                                            724,149
                                                           --------
            Medical-Biomedical/Gene -- 0.0%
              Bio-Rad Laboratories, Inc.
               Senior Sub. Notes
               6.13% due 12/15/14...............   27,000    25,515
                                                           --------
            Medical-Drugs -- 0.2%
              Abbott Laboratories
               Notes
               5.88% due 05/15/16...............  348,000   360,510
              American Home Products Corp.
               Notes
               6.95% due 03/15/11...............  158,000   168,010
              Merck & Co., Inc.
               Notes
               2.50% due 03/30/07...............   40,000    39,466
              Wyeth
               Bonds
               5.50% due 02/01/14...............  250,000   250,474
              Wyeth
               Notes
               6.00% due 02/15/36...............  168,000   169,846
                                                           --------
                                                            988,306
                                                           --------
            Medical-Generic Drugs -- 0.1%
              Mylan Laboratories, Inc.
               Company Guar. Notes
               5.75% due 08/15/10...............   25,000    24,719
              Mylan Laboratories, Inc.
               Company Guar. Notes
               6.38% due 08/15/15...............  450,000   435,937
                                                           --------
                                                            460,656
                                                           --------
            Medical-HMO -- 0.1%
              Multiplan, Inc.
               Senior Sub. Notes
               10.38% due 04/15/16..............  450,000   452,250
                                                           --------
            Medical-Hospitals -- 0.1%
              Community Health Systems, Inc.
               Senior Sec. Notes
               6.50% due 12/15/12...............  616,000   589,050
                                                           --------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (unaudited)
        (continued)




                                                    Principal   Value
                   Security Description             Amount**   (Note 2)
        ----------------------------------------------------------------
        CORPORATE BONDS & NOTES (continued)
        Medical-Nursing Homes -- 0.0%
          Genesis HealthCare Corp.
           Senior Sub. Debentures
           2.50% due 03/15/25*.....................   75,000  $   79,875
          Genesis HealthCare Corp.
           Senior Notes
           8.00% due 10/15/13......................   75,000      77,813
                                                              ----------
                                                                 157,688
                                                              ----------
        Medical-Wholesale Drug Distribution -- 0.1%
          Cardinal Health, Inc.
           Notes
           5.80% due 10/15/16*.....................  330,000     329,545
                                                              ----------
        Metal Processors & Fabrication -- 0.1%
          Metals USA, Inc.
           Secured Notes
           11.13% due 12/01/15.....................  450,000     492,750
          Timken Co.
           Notes
           5.75% due 02/15/10......................  162,000     161,350
                                                              ----------
                                                                 654,100
                                                              ----------
        Multimedia -- 0.3%
          Belo Corp.
           Senior Notes
           6.75% due 05/30/13......................  145,000     148,644
          Haights Cross Operating Co.
           Guar. Senior Notes
           11.75% due 08/15/11.....................  150,000     153,750
          News America, Inc.
           Company Guar. Bonds
           7.30% due 04/30/28......................  173,000     184,526
          Time Warner Cos., Inc.
           Company Guar. Notes
           7.25% due 10/15/17......................  151,000     162,989
          Time Warner Entertainment Co. LP
           Senior Notes
           8.38% due 07/15/33......................  160,000     188,703
          Time Warner Entertainment Co. LP
           Senior Debentures
           8.38% due 03/15/23......................  458,000     528,932
          Time Warner, Inc.
           Company Guar. Notes
           6.75% due 04/15/11......................  190,000     198,717
          Viacom, Inc.
           Senior Notes
           6.88% due 04/30/36*.....................  137,000     135,437
                                                              ----------
                                                               1,701,698
                                                              ----------
        Networking Products -- 0.0%
          Cisco Systems, Inc.
           Senior Notes
           5.50% due 02/22/16......................  152,000     153,209
                                                              ----------
        Non-Ferrous Metals -- 0.0%
          Renco Metals, Inc.
           Local Government Guar. Notes
           11.50% due 07/01/03+(3)(4)(7)(16).......  500,000           0
                                                              ----------



                                                     Principal   Value
                   Security Description              Amount**   (Note 2)
      -------------------------------------------------------------------
      Non-hazardous Waste Disposal -- 0.2%
        Allied Waste North America, Inc.
         Senior Notes
         Series B
         8.50% due 12/01/08......................... 1,250,000 $1,309,375
                                                               ----------
      Office Automation & Equipment -- 0.2%
        Pitney Bowes, Inc.
         Senior Notes
         4.75% due 01/15/16.........................   256,000    243,599
        Xerox Corp.
         Senior Notes
         6.75% due 02/01/17.........................   500,000    507,500
        Xerox Corp.
         Senior Notes
         7.63% due 06/15/13.........................   275,000    288,750
                                                               ----------
                                                                1,039,849
                                                               ----------
      Office Supplies & Forms -- 0.0%
        Acco Brands Corp.
         Company Guar. Notes
         7.63% due 08/15/15.........................    75,000     72,563
                                                               ----------
      Oil & Gas Drilling -- 0.0%
        Pride International, Inc.
         Senior Notes
         7.38% due 07/15/14.........................    50,000     51,500
                                                               ----------
      Oil Comp-Integrated -- 0.1%
        Hess Corp.
         Bonds
         7.88% due 10/01/29.........................   202,000    238,710
        Phillips Petroleum Co.
         Debentures
         7.00% due 03/30/29.........................   125,000    143,367
                                                               ----------
                                                                  382,077
                                                               ----------
      Oil Companies-Exploration & Production -- 1.5%
        Anadarko Petroleum Corp.
         Senior Notes
         5.95% due 09/15/16.........................   290,000    293,465
        Belden & Blake Corp.
         Company Guar. Sec. Notes
         8.75% due 07/15/12.........................   200,000    205,500
        Brigham Exploration Co.
         Senior Notes
         9.63% due 05/01/14*........................   550,000    536,250
        Chaparral Energy, Inc.
         Company Guar. Notes
         8.50% due 12/01/15......................... 1,550,000  1,538,375
        Chesapeake Energy Corp.
         Senior Notes
         6.25% due 01/15/18.........................   875,000    811,562
        Chesapeake Energy Corp.
         Senior Notes
         6.63% due 01/15/16.........................   925,000    892,625
        Costilla Energy, Inc.
         Senior Notes
         10.25% due 10/01/06+(3)(4).................   500,000          0
        El Paso Production Holding Co.
         Company Guar. Notes
         7.75% due 06/01/13......................... 2,375,000  2,428,437

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (unaudited)
        (continued)



                                                   Principal   Value
                   Security Description            Amount**   (Note 2)
          ------------------------------------------------------------
          CORPORATE BONDS & NOTES (continued)
          Oil Companies-Exploration & Production (continued)
            Encore Acquisition Co.
             Senior Sub. Notes
             6.00% due 07/15/15...................   175,000 $  160,125
            Encore Acquisition Co.
             Senior Sub. Notes
             6.25% due 04/15/14...................    50,000     46,750
            Exco Resources, Inc.
             Company Guar. Notes
             7.25% due 01/15/11...................   125,000    122,188
            Hilcorp Energy LP
             Senior Notes
             7.75% due 11/01/15*..................   425,000    411,187
            Hilcorp Energy I LP
             Senior Notes
             10.50% due 09/01/10*.................   170,000    182,963
            Newfield Exploration Co.
             Senior Sub. Notes
             6.63% due 09/01/14...................   150,000    146,813
            Quicksilver Resources, Inc.
             Company Guar.
             7.13% due 04/01/16...................   200,000    189,500
            Transmeridian Exploration, Inc.
             Company Guar.
             12.00% due 12/15/10(3)...............   325,000    325,000
                                                             ----------
                                                              8,290,740
                                                             ----------
          Oil Field Machinery & Equipment -- 0.0%
            Dresser-Rand Group, Inc.
             Company Guar.
             7.38% due 11/01/14...................   188,000    184,710
                                                             ----------
          Oil Refining & Marketing -- 0.1%
            The Premcor Refining Group, Inc.
             Senior Notes
             6.75% due 02/01/11...................   335,000    349,761
                                                             ----------
          Oil-Field Services -- 0.1%
            Allis-Chalmers Energy, Inc.
             Senior Notes
             9.00% due 01/15/14*..................   350,000    350,875
            Hanover Compressor Co.
             Guar. Senior Sub. Notes
             8.63% due 12/15/10...................   175,000    182,000
            Oslo Seismic Services, Inc.
             1st Mtg. Bonds
             8.28% due 06/01/11...................   173,564    177,914
                                                             ----------
                                                                710,789
                                                             ----------
          Paper & Related Products -- 0.4%
            Bowater, Inc.
             Notes
             6.50% due 06/15/13................... 1,500,000  1,331,250
            Caraustar Industries, Inc.
             Notes
             7.38% due 06/01/09...................   425,000    399,500
            Plum Creek Timberlands LP
             Company Guar. Notes
             5.88% due 11/15/15...................   294,000    290,818
                                                             ----------
                                                              2,021,568
                                                             ----------


                                                        Principal   Value
                  Security Description                  Amount**   (Note 2)
   ------------------------------------------------------------------------
   Pipelines -- 1.4%
     Atlas Pipeline Partners LP
      Company Guar. Notes
      8.13% due 12/15/15...............................   300,000 $  305,250
     Consolidated Natural Gas Co.
      Senior Notes
      Series B
      5.38% due 11/01/06...............................   114,000    113,981
     Copano Energy LLC
      Senior Notes
      8.13% due 03/01/16...............................   250,000    253,125
     Duke Energy Field Services LLC
      Notes
      6.88% due 02/01/11...............................   178,000    187,087
     Dynegy-Roseton Danskammer
      Company Guar. Bonds
      Series B
      7.67% due 11/08/16...............................   425,000    433,500
     El Paso Natural Gas Co.
      Senior Notes
      Series A
      7.63% due 08/01/10...............................   100,000    103,000
     El Paso Natural Gas Co.
      Debentures
      8.63% due 01/15/22...............................   875,000  1,001,082
     MarkWest Energy Partners LP/MarkWest Energy
      Finance Corp.
      Senior Notes
      6.88% due 11/01/14...............................   200,000    188,000
     NGC Corp Capital Trust
      Company Guar. Bonds
      Series B
      8.32% due 06/01/27............................... 1,875,000  1,706,250
     ONEOK Partners LP
      Bonds
      6.15% due 10/01/16...............................   155,000    156,461
     Pacific Energy Partners LP
      Senior Notes
      7.13% due 06/15/14...............................   332,000    338,640
     Pacific Energy Partners LP/Pacific Energy Finance
      Corp.
      Company Guar. Notes
      6.25% due 09/15/15...............................   218,000    214,730
     Reliant Energy, Inc.
      Notes
      7.75% due 02/15/11...............................   290,000    314,526
     Tennessee Gas Pipeline Co.
      Debentures
      7.00% due 10/15/28...............................   800,000    796,771
     Transcontinental Gas Pipe Line Corp.
      Notes
      7.00% due 08/15/11...............................   150,000    153,750
     Transcontinental Gas Pipe Line Corp.
      Senior Notes
      Series B
      8.88% due 07/15/12...............................   425,000    470,156
     Williams Cos., Inc.
      Notes
      7.88% due 09/01/21...............................   975,000  1,018,875
                                                                  ----------
                                                                   7,755,184
                                                                  ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (unaudited)
        (continued)




                                                  Principal  Value
                    Security Description          Amount**  (Note 2)
            --------------------------------------------------------
            CORPORATE BONDS & NOTES (continued)
            Precious Metals -- 0.1%
              Barrick Gold Finance Co.
               Bonds
               5.80% due 11/15/34................  175,000  $162,847
              Barrick Gold Finance Co.
               Company Guar. Bonds
               7.50% due 05/01/07................  233,000   235,758
                                                            --------
                                                             398,605
                                                            --------
            Private Corrections -- 0.0%
              Corrections Corp. of America
               Company Guar. Notes
               6.25% due 03/15/13................  200,000   196,000
                                                            --------
            Protection/Safety -- 0.1%
              Monitronics International, Inc.
               Senior Sub. Notes
               11.75% due 09/01/10...............  335,000   324,112
                                                            --------
            Publishing-Newspapers -- 0.1%
              Knight Ridder, Inc.
               Debentures
               6.88% due 03/15/29................   90,000    85,898
              Knight Ridder, Inc.
               Debentures
               7.15% due 11/01/27................  205,000   197,653
              Medianews Group, Inc.
               Senior Sub. Notes
               6.38% due 04/01/14................   20,000    17,650
              Medianews Group, Inc.
               Senior Sub. Notes
               6.88% due 10/01/13................  255,000   235,875
                                                            --------
                                                             537,076
                                                            --------
            Radio -- 0.0%
              Chancellor Media Corp.
               Company Guar. Notes
               8.00% due 11/01/08................  148,000   154,749
                                                            --------
            Real Estate Investment Trusts -- 0.8%
              AvalonBay Communities, Inc.
               Senior Notes
               5.75% due 09/15/16................  310,000   313,092
              Equity One, Inc.
               Senior Notes
               6.25% due 01/15/17................  126,000   128,895
              Heritage Property Investment Trust
               Notes
               4.50% due 10/15/09................  152,000   148,348
              Mack-Cali Realty LP
               Bonds
               5.80% due 01/15/16................  156,000   156,317
              National Health Investors, Inc.
               Notes
               7.30% due 07/16/07................  100,000   100,233
              Omega Healthcare Investors, Inc.
               Senior Notes
               7.00% due 04/01/14................  200,000   198,000
              Reckson Operating Partnership LP
               Senior Notes
               6.00% due 03/31/16................   86,000    86,770


                                                   Principal   Value
                   Security Description            Amount**   (Note 2)
         --------------------------------------------------------------
         Real Estate Investment Trusts (continued)
           Senior Housing Properties Trust
            Senior Notes
            8.63% due 01/15/12.................... 2,027,000 $2,176,491
           Simon Property Group LP
            Notes
            5.38% due 08/28/08....................   124,000    123,928
           Simon Property Group LP
            Notes
            5.60% due 09/01/11....................   140,000    141,042
           Trustreet Properties, Inc.
            Senior Notes
            7.50% due 04/01/15....................   775,000    769,187
                                                             ----------
                                                              4,342,303
                                                             ----------
         Real Estate Management/Services -- 0.1%
           AMB Property LP
            Company Guar. Notes
            5.90% due 08/15/13....................   112,000    113,753
           EOP Operating LP
            Senior Notes
            7.00% due 07/15/11....................   321,000    339,797
                                                             ----------
                                                                453,550
                                                             ----------
         Rental Auto/Equipment -- 0.4%
           Avis Budget Car Rental LLC/Avis
            Budget Finance, Inc.
            Senior Notes
            7.63% due 05/15/14*...................   100,000     97,000
           Avis Budget Car Rental LLC/Avis
            Budget Finance, Inc.
            Senior Notes
            7.91% due 05/15/14*(10)...............   150,000    147,000
           H&E Equipment Services, Inc.
            Senior Notes
            8.38% due 07/15/16*...................   450,000    461,250
           Rent-Way, Inc.
            Sec. Notes
            11.88% due 06/15/10...................   758,000    879,280
           United Rentals North America, Inc.
            Senior Sub. Notes
            7.75% due 11/15/13....................   650,000    640,250
                                                             ----------
                                                              2,224,780
                                                             ----------
         Retail-Drug Store -- 0.3%
           General Nutrition Centers, Inc.
            Senior Sub. Notes
            8.50% due 12/01/10.................... 1,050,000  1,018,500
           Rite Aid Corp.
            Sec. Notes
            8.13% due 05/01/10....................   425,000    426,062
                                                             ----------
                                                              1,444,562
                                                             ----------
         Retail-Major Department Stores -- 0.1%
           Saks, Inc.
            Company Guar. Notes
            9.88% due 10/01/11....................   375,000    409,219
                                                             ----------
         Retail-Petroleum Products -- 0.1%
           Ferrellgas LP
            Senior Notes
            6.75% due 05/01/14....................   850,000    830,875
                                                             ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (unaudited)
        (continued)




                                                  Principal   Value
                   Security Description           Amount**   (Note 2)
          ------------------------------------------------------------
          CORPORATE BONDS & NOTES (continued)
          Retail-Regional Deptment Stores -- 0.1%
            Neiman-Marcus Group, Inc.
             Company Guar. Notes
             9.00% due 10/15/15..................  400,000  $  425,000
                                                            ----------
          Retail-Restaurants -- 0.2%
            Dave & Buster's, Inc.
             Senior Notes
             11.25% due 03/15/14.................  250,000     237,500
            NPC International, Inc.
             Senior Sub. Notes
             9.50% due 05/01/14*.................  950,000     935,750
            The Restaurant Co.
             Senior Notes
             10.00% due 10/01/13.................  100,000      92,375
                                                            ----------
                                                             1,265,625
                                                            ----------
          Rubber-Tires -- 0.0%
            Cooper-Standard Automotive, Inc.
             Company Guar. Notes
             8.38% due 12/15/14..................   64,000      47,040
                                                            ----------
          Rubber/Plastic Products -- 0.0%
            Venture Holdings Co. LLC
             Company Guar. Notes
             11.00% due 06/01/07+(4)(6)(17)......  100,000         400
                                                            ----------
          Savings & Loans/Thrifts -- 0.3%
            Downey Financial Corp.
             Notes
             6.50% due 07/01/14..................  180,000     180,482
            Golden West Financial Corp.
             Senior Notes
             4.75% due 10/01/12..................  354,000     344,623
            Independence Community Bank Corp.
             Notes
             3.50% due 06/20/13(11)..............  172,000     166,801
            Sovereign Bancorp, Inc.
             Senior Notes
             4.80% due 09/01/10*.................  405,000     396,535
            Washington Mutual Bank
             Sub. Notes
             5.95% due 05/20/13..................  330,000     336,859
            Western Financial Bank
             Senior Debentures
             9.63% due 05/15/12..................  333,000     367,973
                                                            ----------
                                                             1,793,273
                                                            ----------
          Seismic Data Collection -- 0.1%
            Seitel, Inc.
             Senior Notes
             11.75% due 07/15/11.................  475,000     564,062
                                                            ----------
          Special Purpose Entities -- 0.7%
            AAC Group Holding Corp.
             Senior Disc. Notes
             10.25% due 10/01/12(8)..............  450,000     373,500
            AMR HoldCo, Inc./EmCare HoldCo, Inc.
             Senior Sub. Notes
             10.00% due 02/15/15.................  125,000     133,125


                                                    Principal   Value
                  Security Description              Amount**   (Note 2)
       ----------------------------------------------------------------
       Special Purpose Entities (continued)
         BAE Systems Holdings, Inc.
          Notes
          5.20% due 08/15/15*......................  465,000  $  444,910
         Chukchansi Economic Development Authority
          Senior Notes
          8.78% due 11/15/12*(10)..................  150,000     154,500
         Consolidated Communications
          Illinois/Texas Holdings, Inc.
          Senior Notes
          9.75% due 04/01/12.......................  347,000     366,085
         Hexion US Finance Corp/Hexion
          Nova Scotia Finance ULC
          Sec. Notes
          9.00% due 07/15/14.......................  645,000     657,900
         ING USA Global Funding Trust
          Notes
          4.25% due 10/01/10.......................  268,000     260,844
         MedCath Holdings Corp.
          Senior Notes
          9.88% due 07/15/12.......................  175,000     186,375
         MXEnergy Holdings, Inc.
          Senior Notes
          13.02% due 08/01/11*(10).................  675,000     658,125
         PCA LLC/PCA Finance Corp.
          Senior Notes
          11.88% due 08/01/09(4)...................  325,000      78,000
         Pricoa Global Funding I
          Notes
          5.30% due 09/27/13*......................  320,000     319,811
         Principal Life Global Funding I
          Sec. Notes
          5.25% due 01/15/13*......................  296,000     294,586
         Southern Star Central Corp.
          Senior Notes
          6.75% due 03/01/16.......................  150,000     147,375
         Swiss Re Capital I LP
          Company Guar. Notes
          6.85% due 05/25/16*(12)..................  149,000     153,461
                                                              ----------
                                                               4,228,597
                                                              ----------
       Specified Purpose Acquisitions -- 0.0%
         ESI Tractebel Acquisition Corp.
          Company Guar. Notes
          Series B
          7.99% due 12/30/11.......................  210,000     216,600
                                                              ----------
       Steel-Producer -- 0.1%
         Chaparral Steel Co.
          Company Guar. Notes
          10.00% due 07/15/13......................  300,000     334,500
                                                              ----------
       Steel-Specialty -- 0.0%
         Allegheny Technologies, Inc.
          Notes
          8.38% due 12/15/11.......................   75,000      78,938
                                                              ----------
       Storage/Warehousing -- 0.1%
         Mobile Mini, Inc.
          Senior Notes
          9.50% due 07/01/13.......................   98,000     104,860

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (unaudited)
        (continued)




                                                  Principal   Value
                  Security Description            Amount**   (Note 2)
         ------------------------------------------------------------
         CORPORATE BONDS & NOTES (continued)
         Storage/Warehousing (continued)
           Mobile Services Group, Inc.
            Senior Notes
            9.75% due 08/01/14*..................   250,000 $  256,250
                                                            ----------
                                                               361,110
                                                            ----------
         Telecom Equipment-Fiber Optics -- 0.1%
           Corning, Inc.
            Bonds
            7.25% due 08/15/36...................   288,000    306,729
                                                            ----------
         Telecom Services -- 0.1%
           Cincinnati Bell Telephone Co.
            Company Guar. Series MTN
            7.18% due 12/15/23...................    50,000     50,250
           Cincinnati Bell Telephone Co.
            Company Guar. Series MTN
            7.20% due 11/29/23...................   225,000    218,250
           Embarq Corp.
            Notes
            7.08% due 06/01/16...................     8,000      8,161
           Insight Midwest LP
            Senior Notes
            9.75% due 10/01/09...................   100,000    101,750
           Qwest Corp.
            Senior Notes
            7.50% due 10/01/14*..................   375,000    387,187
                                                            ----------
                                                               765,598
                                                            ----------
         Telephone-Integrated -- 0.9%
           Cincinnati Bell, Inc.
            Senior Notes
            7.00% due 02/15/15...................   150,000    147,000
           Cincinnati Bell, Inc.
            Senior Notes
            7.25% due 06/15/23...................    25,000     24,000
           GTE Northwest, Inc.
            Debentures
            Series D
            5.55% due 10/15/08...................    55,000     55,031
           GTE Southwest, Inc.
            1st Mtg. Bonds
            8.50% due 11/15/31...................   230,000    275,291
           LCI International, Inc.
            Senior Notes
            7.25% due 06/15/07................... 2,550,000  2,556,375
           New England Telephone & Telegraph Co.
            Debentures
            7.88% due 11/15/29...................   174,000    188,851
           Verizon New York, Inc.
            Debentures
            Series A
            6.88% due 04/01/12...................   117,000    122,012
           Windstream Corp.
            Senior Notes
            8.63% due 08/01/16*.................. 1,450,000  1,551,500
                                                            ----------
                                                             4,920,060
                                                            ----------


                                                  Principal   Value
                  Security Description            Amount**   (Note 2)
         ------------------------------------------------------------
         Television -- 0.8%
           Allbritton Communications Co
            Senior Sub. Notes
            7.75% due 12/15/12...................   875,000 $  881,562
           CBS Corp.
            Company Guar. Notes
            6.63% due 05/15/11...................   320,000    332,492
           LIN Television Corp.
            Senior Sub. Notes
            6.50% due 05/15/13...................   810,000    755,325
           Paxson Communications, Inc.
            Sec. Notes
            11.62% due 01/15/13*(10)............. 1,550,000  1,561,625
           Univision Communications, Inc.
            Company Guar. Notes
            3.50% due 10/15/07...................    80,000     77,815
           Young Broadcasting, Inc.
            Senior Sub. Notes
            8.75% due 01/15/14...................   100,000     85,000
           Young Broadcasting, Inc.
            Company Guar. Bonds
            10.00% due 03/01/11..................   725,000    676,969
                                                            ----------
                                                             4,370,788
                                                            ----------
         Textile-Products -- 0.1%
           Collins & Aikman Floorcoverings, Inc.
            Company Guar. Series B
            9.75% due 02/15/10...................   273,000    271,635
                                                            ----------
         Theaters -- 0.3%
           AMC Entertainment, Inc.
            Senior Sub. Notes
            8.00% due 03/01/14...................   450,000    423,000
           AMC Entertainment, Inc.
            Senior Sub. Notes
            9.88% due 02/01/12...................   475,000    488,062
           Cinemark, Inc.
            Senior Disc. Notes
            9.75% due 03/15/14(8)................ 1,200,000    957,000
                                                            ----------
                                                             1,868,062
                                                            ----------
         Transport-Air Freight -- 1.0%
           Atlas Air, Inc.
            Pass Through Certs.
            Series 1991 Class A
            6.88% due 01/02/11...................   225,771    218,998
           Atlas Air, Inc.
            Pass Through Certs.
            Series 1991 Class A
            7.20% due 01/02/19................... 1,713,503  1,700,651
           Atlas Air, Inc.
            Pass Through Certs.
            Series 1991 Class B
            7.63% due 01/02/15................... 1,701,936  1,770,014

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (unaudited)
        (continued)



                                                     Principal    Value
                  Security Description               Amount**    (Note 2)
     ---------------------------------------------------------------------
     CORPORATE BONDS & NOTES (continued)
     Transport-Air Freight (continued)
       Atlas Air, Inc.
        Pass Through Certs.
        Series 2000-1, Class A
        8.71% due 01/02/19..........................   363,674 $    376,402
       Atlas Air, Inc.
        Pass Through Certs.
        Series 1991 Class C
        8.77% due 01/02/11..........................    62,428       54,001
       Atlas Air, Inc.
        Pass Through Certs.
        Series 2000-1, Class B
        9.06% due 07/02/17.......................... 1,346,314    1,494,408
                                                               ------------
                                                                  5,614,474
                                                               ------------
     Transport-Rail -- 0.1%
       Burlington Northern Santa Fe Corp.
        Debentures
        7.29% due 06/01/36..........................   323,000      382,777
                                                               ------------
     Transport-Services -- 0.1%
       FedEx Corp.
        Company Guar. Notes
        5.50% due 08/15/09..........................   135,000      135,867
       PHI, Inc.
        Senior Notes
        7.13% due 04/15/13*.........................   325,000      307,938
       Ryder System, Inc.
        Notes
        5.00% due 06/15/12..........................   131,000      126,069
                                                               ------------
                                                                    569,874
                                                               ------------
     Travel Services -- 0.1%
       Travelport, Inc.
        Senior Notes
        9.88% due 09/01/14*.........................   125,000      120,625
       Travelport, Inc.
        Senior Notes
        10.02% due 09/01/14*(10)....................   125,000      120,000
       Travelport, Inc.
        Senior Sub. Notes
        11.88% due 09/01/16*........................   500,000      480,000
                                                               ------------
                                                                    720,625
                                                               ------------
     Total Corporate Bonds & Notes
        (cost $162,537,343).........................            164,563,082
                                                               ------------
     FOREIGN CORPORATE BONDS & NOTES -- 5.2%
     Banks-Commercial -- 0.2%
       Barclays Bank PLC
        Notes
        5.93% due 12/15/16*(12).....................   370,000      369,430
       Caisse Nationale des Caisses d'Epargne et de
        Prevoyance
        Notes
        4.90% due 12/30/49(10)......................   141,000      113,505
       Glitnir Banki HF
        Sub. Notes
        6.69% due 06/15/11*(11).....................   144,000      147,255


                                                  Principal   Value
                   Security Description           Amount**   (Note 2)
          -----------------------------------------------------------
          Banks-Commercial (continued)
            Landsbanki Islands HF
             Notes
             6.10% due 08/25/11*.................   145,000 $  146,518
            NIBC Bank NV
             Bonds
             5.82% due 12/11/13*(12).............    95,000     92,474
            Standard Bank PLC
             Sub. Bonds
             8.01% due 07/27/16(12)..............   495,000    511,899
                                                            ----------
                                                             1,381,081
                                                            ----------
          Banks-Money Center -- 0.1%
            HBOS Capital Funding LP
             Bank Guar. Bonds
             6.85% due 03/23/09(12)..............   175,000    175,437
            Mizuho Financial Group Cayman, Ltd.
             Bank Guar. Notes
             8.38% due 12/29/49..................   175,000    185,395
            National Westminster Bank PLC
             Sub. Notes
             7.75% due 10/16/07(12)..............    67,000     68,396
                                                            ----------
                                                               429,228
                                                            ----------
          Beverages-Wine/Spirits -- 0.1%
            Diageo Capital PLC
             Company Guar. Notes
             5.13% due 01/30/13..................   320,000    316,922
                                                            ----------
          Brewery -- 0.1%
            SABMiller PLC
             Notes
             6.50% due 07/01/16*.................   315,000    329,057
                                                            ----------
          Broadcast Services/Program -- 0.1%
            Grupo Televisa SA
             Senior Notes
             6.63% due 03/18/25..................   496,000    506,020
                                                            ----------
          Building & Construction-Misc. -- 0.1%
            North American Energy Partners, Inc.
             Senior Notes
             8.75% due 12/01/11..................   310,000    309,225
            North American Energy Partners, Inc.
             Sec. Notes
             9.00% due 06/01/10..................   175,000    189,000
                                                            ----------
                                                               498,225
                                                            ----------
          Cellular Telecom -- 0.0%
            Rogers Wireless, Inc.
             Sec. Notes
             7.25% due 12/15/12..................   125,000    130,781
                                                            ----------
          Chemicals-Specialty -- 0.2%
            Rhodia SA
             Senior Notes
             8.88% due 06/01/11.................. 1,325,000  1,368,062
                                                            ----------
          Coal -- 0.0%
            Adaro Finance B.V.
             Company Guar.
             8.50% due 12/08/10*.................   200,000    203,250
                                                            ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (unaudited)
        (continued)




                                                      Principal     Value
                 Security Description                 Amount**     (Note 2)
     ---------------------------------------------------------------------
     FOREIGN CORPORATE BONDS & NOTES (continued)
     Computers-Memory Devices -- 0.0%
       Seagate Technology HDD Holdings
        Company Guar. Bonds
        6.80% due 10/01/16........................         200,000 $199,000
                                                                   --------
     Cruise Lines -- 0.0%
       Royal Caribbean Cruises, Ltd.
        Senior Notes
        7.00% due 06/15/13........................         175,000  176,918
                                                                   --------
     Diversified Manufactured Operations -- 0.1%
       Siemens Financieringsmaatschappij NV
        Notes
        5.75% due 10/17/16*.......................         145,000  147,172
       Tyco International Group SA
        Company Guar. Notes
        6.00% due 11/15/13........................         310,000  320,797
                                                                   --------
                                                                    467,969
                                                                   --------
     Electronic Components-Misc. -- 0.0%
       Celestica, Inc.
        Senior Sub. Notes
        7.63% due 07/01/13........................          50,000   49,625
       Solectron Global Finance, Ltd.
        Company Guar.
        8.00% due 03/15/16........................         175,000  173,250
                                                                   --------
                                                                    222,875
                                                                   --------
     Electronic Components-Semiconductors -- 0.2%
       Avago Technologies Finance PTE. Ltd./Avago
        Technologies US/Avago Technologies
        Wireless
        Senior Notes
        10.13% due 12/01/13*......................         500,000  530,000
       STATS ChipPAC, Ltd.
        Company Guar. Notes
        6.75% due 11/15/11........................         475,000  456,000
                                                                   --------
                                                                    986,000
                                                                   --------
     Finance-Consumer Loans -- 0.2%
       Aiful Corp.
        Notes
        4.45% due 02/16/10*.......................         140,000  134,166
       SLM Corp.
        Notes
        1.53% due 09/15/11........................ JPY 100,000,000  846,863
                                                                   --------
                                                                    981,029
                                                                   --------
     Finance-Mortgage Loan/Banker -- 0.0%
       Nationwide Building Society
        Senior Notes
        2.63% due 01/30/07*.......................         219,000  217,085
                                                                   --------
     Food-Meat Products -- 0.1%
       JBS SA
        Company Guar. Bonds
        10.50% due 08/04/16*......................         550,000  556,875
                                                                   --------



                                               Principal      Value
                Security Description           Amount**      (Note 2)
         ------------------------------------------------------------
         Hotel/Motel -- 0.0%
           Grupo Posadas SA de CV
            Senior Notes
            8.75% due 10/04/11*.............        100,000 $  104,500
                                                            ----------
         Housewares -- 0.1%
           Vitro Envases Norteamerica SA
            Sec. Notes
            10.75% due 07/23/11*............        350,000    372,750
                                                            ----------
         Independant Power Producer -- 0.0%
           AES Drax Energy, Ltd.
            Sec. Notes, Series B,
            11.50% due 08/30/10+(4)(6)......        725,000         73
                                                            ----------
         Insurance-Multi-line -- 0.4%
           Aegon NV
            Sub. Notes
            5.80% due 07/15/14(12)..........        201,000    166,931
           Fairfax Financial Holdings, Ltd.
            Notes
            7.75% due 04/26/12..............        169,000    157,170
           Fairfax Financial Holdings, Ltd.
            Notes
            8.25% due 10/01/15..............      1,350,000  1,250,437
           ING Groep NV
            Bonds
            5.78% due 12/08/15(12)..........        470,000    463,786
                                                            ----------
                                                             2,038,324
                                                            ----------
         Insurance-Reinsurance -- 0.0%
           Montpelier Re Holdings, Ltd.
            Senior Notes
            6.13% due 08/15/13..............        128,000    123,655
                                                            ----------
         Investment Companies -- 0.0%
           Canadian Oil Sands, Ltd.
            Notes
            5.80% due 08/15/13*.............        207,000    208,461
                                                            ----------
         Medical-Drugs -- 0.4%
           Abbott Japan Co., Ltd.
            Company Guar. Bonds
            1.05% due 11/06/08.............. JPY 76,000,000    644,578
           Elan Finance PLC
            Company Guar. Senior Notes
            7.75% due 11/15/11..............        800,000    779,000
           Elan Finance PLC
            Company Guar. Senior Notes
            9.41% due 11/15/11(10)..........        700,000    707,000
                                                            ----------
                                                             2,130,578
                                                            ----------
         Metal-Aluminum -- 0.1%
           Novelis, Inc.
            Senior Notes
            8.00% due 02/15/15*.............        350,000    332,500
                                                            ----------
         Metal-Diversified -- 0.1%
           Inco Ltd
            Bonds
            5.70% due 10/15/15..............        290,000    279,499
           Inco, Ltd.
            Bonds
            7.20% due 09/15/32..............        160,000    163,408

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (unaudited)
        (continued)




                                                     Principal     Value
                 Security Description                Amount**     (Note 2)
    ----------------------------------------------------------------------
    FOREIGN CORPORATE BONDS & NOTES (continued)
    Metal-Diversified (continued)
      Inco, Ltd.
       Notes
       7.75% due 05/15/12..........................      310,000 $  334,931
                                                                 ----------
                                                                    777,838
                                                                 ----------
    Music -- 0.1%
      Corporacion Interamericana de Entetenimiento
       SA de CV
       Senior Notes
       8.88% due 06/14/15*.........................      300,000    291,000
                                                                 ----------
    Oil Comp-Integrated -- 0.1%
      ENI Coordination Center
       Company Guar. Notes
       5.25% due 12/27/07.......................... GBP  205,000    383,329
      Petro-Canada
       Notes
       5.95% due 05/15/35..........................       71,000     67,754
      Shell International Finance BV
       Company Guar. Notes
       5.63% due 06/27/11..........................      280,000    286,688
                                                                 ----------
                                                                    737,771
                                                                 ----------
    Oil Companies-Exploration & Production -- 0.2%
      Compton Petroleum Finance Corp.
       Company Guar. Notes
       7.63% due 12/01/13..........................      250,000    241,250
      Nexen, Inc.
       Bonds
       5.88% due 03/10/35..........................      155,000    147,782
      Paramount Resources, Ltd.
       Senior Notes
       8.50% due 01/31/13..........................      650,000    651,625
                                                                 ----------
                                                                  1,040,657
                                                                 ----------
    Oil-Field Services -- 0.0%
      Weatherford International, Ltd.
       Senior Notes
       5.50% due 02/15/16..........................      214,000    210,759
                                                                 ----------
    Paper & Related Products -- 0.3%
      Abitibi-Consolidated, Inc.
       Notes
       8.55% due 08/01/10..........................    1,425,000  1,414,313
      Abitibi-Consolidated, Inc.
       Debentures
       8.85% due 08/01/30..........................      225,000    189,000
      Stora Enso Oyj
       Bonds
       7.25% due 04/15/36*.........................      200,000    207,067
                                                                 ----------
                                                                  1,810,380
                                                                 ----------
    Pipelines -- 0.0%
      Kinder Morgan Finance Co. ULC
       Company Guar. Notes
       5.70% due 01/05/16..........................      183,000    168,930
                                                                 ----------
    Property Trust -- 0.1%
      WEA Finance LLC/WCI Finance LLC
       Senior Notes
       5.70% due 10/01/16*.........................      320,000    319,575
                                                                 ----------



                                                     Principal   Value
                   Security Description              Amount**   (Note 2)
       -----------------------------------------------------------------
       Real Estate Operations & Development -- 0.0%
         Brookfield Asset Management, Inc.
          Notes
          8.13% due 12/15/08........................    76,000 $   80,015
                                                               ----------
       Retail-Drug Store -- 0.0%
         Jean Coutu Group (PJC), Inc.
          Senior Sub. Notes
          8.50% due 08/01/14........................   200,000    192,500
         Jean Coutu Group, Inc.
          Senior Notes
          7.63% due 08/01/12........................     2,000      2,102
                                                               ----------
                                                                  194,602
                                                               ----------
       Satellite Telecom -- 0.3%
         Intelsat Bermuda, Ltd.
          Company Guar. Notes
          9.25% due 06/15/16*.......................   750,000    788,437
         Intelsat Bermuda, Ltd.
          Senior Notes
          11.25% due 06/15/16*......................   400,000    425,000
         Intelsat Intermediate Holding Co., Ltd.
          Company Guar. Notes
          9.25% due 02/01/15(8).....................   775,000    561,875
                                                               ----------
                                                                1,775,312
                                                               ----------
       Savings & Loans/Thrifts -- 0.1%
         Washington Mutual Preferred Funding Cayman
          Bonds
          7.25% due 03/15/11(12)*...................   310,000    309,994
                                                               ----------
       Semiconductor Equipment -- 0.0%
         MagnaChip Semiconductor SA
          Sec. Notes
          6.88% due 12/15/11........................    75,000     60,000
         MagnaChip Semiconductor SA
          Senior Sub. Notes
          8.00% due 12/15/14........................    25,000     15,188
                                                               ----------
                                                                   75,188
                                                               ----------
       Special Purpose Entities -- 0.2%
         Bluewater Finance, Ltd.
          Company Guar. Notes
          10.25% due 02/15/12.......................   650,000    658,125
         Hybrid Capital Funding I LP
          Sub. Notes
          8.00% due 06/30/11(12)....................   338,000    349,320
         SovRisc BV
          Notes
          4.63% due 10/31/08*.......................   133,000    131,937
                                                               ----------
                                                                1,139,382
                                                               ----------
       Specified Purpose Acquisitions -- 0.2%
         Nell AF SARL
          Guar. Bonds
          8.38% due 08/15/15*....................... 1,225,000  1,215,812
                                                               ----------
       Steel-Specialty -- 0.1%
         CSN Islands IX Corp.
          Company Guar. Notes
          10.00% due 01/15/15*......................   250,000    290,000

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (unaudited)
        (continued)




                                                      Principal     Value
                Security Description                  Amount**     (Note 2)
  --------------------------------------------------------------------------
  FOREIGN CORPORATE BONDS & NOTES (continued)
  Steel-Specialty (continued)
    CSN Islands VIII Corp.
     Company Guar. Notes
     9.75% due 12/16/13*...........................       275,000 $   314,187
                                                                  -----------
                                                                      604,187
                                                                  -----------
  Telecom Services -- 0.4%
    Nordic Telephone Co. Holdings
     Senior Notes
     8.88% due 05/01/16*...........................       425,000     446,781
    Telenet Group Holdings NV
     Disc. Notes
     11.50% due 06/15/14*(8).......................     2,106,000   1,842,750
    TELUS Corp.
     Notes
     7.50% due 06/01/07............................       110,000     111,435
                                                                  -----------
                                                                    2,400,966
                                                                  -----------
  Telephone-Integrated -- 0.3%
    British Telecommunications PLC
     Bonds
     8.63% due 12/15/30............................       392,000     522,956
    Telecom Italia Capital
     Company Guar. Notes
     5.25% due 11/15/13............................        14,000      13,257
    Telecom Italia Capital SA
     Company Guar. Notes
     4.00% due 01/15/10............................       465,000     440,592
    Telecom Italia Capital SA
     Notes
     5.25% due 10/01/15............................       155,000     143,624
    Telecom Italia Capital SA
     Company Guar. Bonds
     6.38% due 11/15/33............................       367,000     343,224
                                                                  -----------
                                                                    1,463,653
                                                                  -----------
  Transport-Marine -- 0.1%
    Ultrapetrol Bahamas, Ltd.
     1st Mtg. Bonds
     9.00% due 11/24/14............................       425,000     391,000
                                                                  -----------
  Transport-Rail -- 0.1%
    Canadian National Railway Co.
     Notes
     6.38% due 10/15/11............................       315,000     330,072
                                                                  -----------
  Total Foreign Corporate Bonds & Notes
     (cost $29,805,262)............................                29,618,311
                                                                  -----------
  FOREIGN GOVERNMENT AGENCIES -- 31.8%
  Sovereign -- 31.8%
    Canadian Government
     Bonds
     4.00% due 09/01/10............................ CAD 2,684,000   2,410,809
    CS First Boston International for City of Kiev
     Ukraine
     Loan Participation Notes
     8.00% due 11/06/15............................     1,270,000   1,276,045
    Federal Republic of Brazil
     Bonds
     5.78% due 01/05/16............................ BRL 2,474,000   1,119,405



                                              Principal      Value
                Security Description          Amount**      (Note 2)
           ---------------------------------------------------------
           Sovereign (continued)
             Federal Republic of Brazil
              Notes
              7.88% due 03/07/15..........         960,000 $1,052,160
             Federal Republic of Brazil
              Notes
              8.00% due 01/15/18..........       8,330,000  9,150,505
             Federal Republic of Brazil
              Notes
              8.75% due 02/04/25..........       2,200,000  2,620,200
             Federal Republic of Brazil
              Bonds
              10.50% due 07/14/14.........         485,000    609,403
             Federal Republic of Germany
              Bonds
              3.50% due 10/09/09.......... EUR   1,888,000  2,388,142
             Federal Republic of Germany
              Bonds
              3.50% due 01/04/16.......... EUR     500,000    624,642
             Federal Republic of Germany
              Bonds
              3.75% due 07/04/13.......... EUR   2,915,000  3,717,289
             Federal Republic of Germany
              Bonds
              4.75% due 07/04/34.......... EUR   1,710,000  2,469,921
             Federal Republic of Germany
              Bonds
              5.50% due 01/04/31.......... EUR     500,000    787,707
             Government of Australia
              Bonds
              6.25% due 04/15/15.......... AUD   3,313,000  2,586,970
             Government of Australia
              Bonds
              7.50% due 09/15/09.......... AUD   5,765,000  4,496,112
             Government of Canada
              Bonds
              4.25% due 09/01/08.......... CAD   2,157,000  1,941,252
             Government of Japan
              Bonds
              0.70% due 05/15/08.......... JPY 258,500,000  2,193,467
             Government of Japan
              Bonds
              0.90% due 12/22/08.......... JPY 399,200,000  3,396,203
             Government of Japan
              Bonds
              1.00% due 12/20/12.......... JPY 354,800,000  2,953,618
             Government of Japan
              Bonds
              1.80% due 03/22/10.......... JPY 280,000,000  2,443,077
             Government of Poland
              Bonds
              4.25% due 05/24/11.......... PLN   5,000,000  1,522,656
             Government of Ukraine
              Notes
              7.65% due 06/11/13..........         820,000    865,838
             Government of United Kingdom
              Bonds
              5.00% due 03/07/08.......... GBP   1,115,000  2,090,594

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (unaudited)
        (continued)



                                           Principal     Value
                Security Description       Amount**     (Note 2)
              --------------------------------------------------
              FOREIGN GOVERNMENT AGENCIES (continued)
              Sovereign (continued)
                Kingdom of Norway
                 Bonds
                 5.50% due 05/15/09..... NOK 8,920,000 $1,418,688
                Kingdom of Norway
                 Bonds                   NOK
                 6.50% due 05/15/13.....    34,480,000  6,030,603
                Kingdom of Spain
                 Bonds
                 5.75% due 07/30/32..... EUR   925,000  1,508,445
                Kingdom of Spain
                 Bonds
                 6.15% due 01/31/13..... EUR 1,199,000  1,729,614
                Kingdom of Sweden
                 Bonds                   SEK
                 4.00% due 12/01/09.....    14,100,000  1,951,987
                Kingdom of Sweden
                 Bonds
                 Series 1049             SEK
                 4.50% due 08/12/15.....    26,210,000  3,808,741
                Kingdom of Sweden
                 Bonds                   SEK
                 5.00% due 01/28/09.....    26,640,000  3,759,624
                Kingdom of Sweden
                 Bonds                   SEK
                 5.50% due 10/08/12.....    32,870,000  4,939,819
                Kingdom of Netherlands
                 Bonds
                 5.25% due 07/15/08..... EUR 1,045,000  1,362,110
                Republic of Argentina
                 Bonds
                 5.59% due 08/03/12(10).     1,930,000  1,350,035
                Republic of Argentina
                 Notes
                 5.25% due 12/31/38(8)..     2,144,761    932,971
                Republic of Argentina
                 Bonds
                 7.00% due 03/28/11.....     3,255,000  3,124,800
                Republic of Argentina
                 Notes
                 8.28% due 12/31/33.....     2,789,886  2,685,265
                Republic of Brazil
                 Bonds
                 8.25% due 01/20/34.....     2,060,000  2,369,000
                Republic of Brazil
                 Bonds
                 8.88% due 10/14/19.....     2,560,000  3,036,160
                Republic of Brazil
                 Notes
                 8.88% due 04/15/24.....       145,000    174,363
                Republic of Brazil
                 Notes
                 10.25% due 06/17/13....       580,000    708,180
                Republic of Brazil
                 Notes
                 11.00% due 01/11/12....       240,000    293,880


                                            Principal       Value
               Security Description         Amount**       (Note 2)
            -------------------------------------------------------
            Sovereign (continued)
              Republic of Brazil
               Notes
               11.00% due 08/17/40.....         5,865,000 $7,639,162
              Republic of Colombia
               Notes
               7.38% due 01/27/17......         1,100,000  1,146,750
              Republic of Colombia
               Notes
               12.00% due 10/22/15(3).. COP 6,497,000,000  3,099,243
              Republic of Columbia
               Notes
               8.25% due 12/22/14......         1,190,000  1,313,760
              Republic of El Salvador
               Bonds
               7.65% due 06/15/35......           525,000    564,375
              Republic of El Salvador
               Bonds
               8.25% due 04/10/32*.....           360,000    412,560
              Republic of Greece
               Bonds
               5.25% due 05/18/12...... EUR     1,421,000  1,931,529
              Republic of Hungary
               Bonds
               6.25% due 04/24/09...... HUF   569,000,000  2,507,597
              Republic of Hungary
               Bonds
               6.50% due 08/12/08...... HUF   275,000,000  1,234,009
              Republic of Indonesia
               Bonds
               7.50% due 01/15/16......           550,000    585,770
              Republic of Peru
               Bonds
               5.00% due 03/07/17(11)..           152,000    149,910
              Republic of Peru
               Notes
               7.35% due 07/21/25......         1,910,000  2,036,060
              Republic of Peru
               Bonds
               8.75% due 11/21/33......           720,000    882,000
              Republic of Philippines
               Senior Notes
               6.25% due 03/15/16...... EUR       800,000  1,028,440
              Republic of Philippines
               Bonds
               7.75% due 01/14/31......           580,000    605,375
              Republic of Philippines
               Notes
               8.00% due 01/15/16......         1,180,000  1,295,050
              Republic of Philippines
               Notes
               8.25% due 01/15/14......         2,320,000  2,525,900
              Republic of Philippines
               Bonds
               9.88% due 01/15/19......         1,020,000  1,258,425
              Republic of Philippines
               Notes
               10.63% due 03/16/25.....           850,000  1,132,625
              Republic of South Africa
               Bonds
               8.75% due 12/21/14...... ZAR     6,830,000    887,315

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (unaudited)
        (continued)



                                           Principal       Value
               Security Description        Amount**       (Note 2)
            -------------------------------------------------------
            FOREIGN GOVERNMENT AGENCIES (continued)
            Sovereign (continued)
              Republic of South Africa
               Bonds,
               13.00% due 08/31/10.....    ZAR 7,520,000 $ 1,102,789
              Republic of South Africa
               Bonds
               13.50% due 09/15/15..... ZAR    5,575,000     934,202
              Republic of Turkey
               Notes
               6.88% due 03/17/36......        2,650,000   2,404,875
              Republic of Turkey
               Bonds
               7.00% due 09/26/16......        2,620,000   2,567,600
              Republic of Turkey
               Notes
               7.00% due 06/05/20......          700,000     677,250
              Republic of Turkey
               Notes
               7.25% due 03/15/15......        5,220,000   5,246,100
              Republic of Turkey
               Notes
               8.00% due 02/14/34......        1,870,000   1,930,775
              Republic of Turkey
               Notes
               9.50% due 01/15/14......        1,310,000   1,490,125
              Republic of Turkey
               Senior Notes
               11.88% due 01/15/30.....        1,285,000   1,893,769
              Republic of Uruguay
               Bonds
               7.50% due 03/15/15......          750,000     779,250
              Republic of Uruguay
               Bonds
               8.00% due 11/18/22......        4,155,000   4,383,525
              Republic of Uruguay
               Notes
               9.25% due 05/17/17......          400,000     465,000
              Republic of Venezuela
               Bonds
               6.00% due 12/09/20......        1,290,000   1,154,550
              Republic of Venezuela
               Notes
               8.50% due 10/08/14......        1,340,000   1,484,050
              Republic of Venezuela
               Bonds
               9.25% due 09/15/27......          945,000   1,157,153
              Republic of Venezuela
               Bonds
               9.38% due 01/13/34......        1,340,000   1,656,240
              Russian Federation
               Bonds
               7.50% due 03/31/30*(8)..          650,000     724,347
              Russian Federation
               Bonds
               7.50% due 03/31/30(8)...       13,460,000  15,022,706
              Russian Federation
               Notes
               12.75% due 06/24/28.....          500,000     897,250
              United Mexican States
               Notes
               6.63% due 03/03/15......        1,120,000   1,190,000


                                               Principal      Value
                Security Description           Amount**      (Note 2)
        ---------------------------------------------------------------
        Sovereign (continued)
          United Mexican States
           Notes
           Series A
           7.50% due 04/08/33...............     1,485,000 $  1,712,947
          United Mexican States
           Notes
           8.13% due 12/30/19...............     2,380,000    2,856,000
          United Mexican States
           Bonds
           8.30% due 08/15/31...............     1,530,000    1,907,910
                                                           ------------
                                                            179,774,568
                                                           ------------
        Total Foreign Government Agencies
           (cost $178,141,247)..............                179,774,568
                                                           ------------
        FOREIGN GOVERNMENT TREASURIES -- 1.0%
        Sovereign -- 1.0%
          United Kingdom Treasury
           Bonds
           4.00% due 03/07/09............... GBP   660,000    1,212,471
          United Kingdom Treasury
           Bonds
           4.25% due 03/07/11............... GBP 2,405,000    4,418,451
                                                           ------------
                                                              5,630,922
                                                           ------------
        Total Foreign Government Treasuries
           (cost $5,584,528)................                  5,630,922
                                                           ------------
        U.S. GOVERNMENT AGENCIES -- 10.1%
        Federal Home Loan Bank -- 0.3%
          Federal Home Loan Bank
           3.50% due 05/15/07...............       600,000      593,566
           3.88% due 12/20/06...............       600,000      598,094
           4.50% due 09/08/08...............       600,000      594,504
                                                           ------------
                                                              1,786,164
                                                           ------------
        Federal Home Loan Mtg. Corp. -- 5.0%
          Federal Home Loan Mtg. Corp.
           3.63% due 02/15/07...............       624,000      620,156
           4.13% due 07/12/10...............       300,000      291,921
           4.35% due 06/02/08...............       600,000      592,738
           4.45% due 03/06/08...............       600,000      594,931
           4.50% due 02/01/20...............       246,347      237,404
           4.50% due 08/01/20...............       437,341      421,465
           4.75% due 01/18/11...............       310,000      308,125
           5.00% due 09/01/18...............       566,063      557,679
           5.00% due 07/01/20...............       864,374      849,411
           5.00% due 02/01/34...............       498,603      481,153
           5.00% due 05/01/34...............       308,038      296,838
           5.00% due 02/01/35...............       721,083      694,867
           5.00% due 08/01/35...............     1,036,180      997,107
           5.00% due 08/01/35...............     1,799,324    1,731,473
           5.00% due 05/01/36...............       180,539      173,642
           5.50% due 07/01/35...............     2,738,977    2,702,474
           5.74% due 08/01/36(10)...........     2,816,000    2,824,785
           6.00% due 07/01/35...............       232,937      234,216
           6.00% due 06/01/36...............     8,900,477    8,947,090
           6.00% due 06/01/36...............       977,422      982,540
           6.00% due October TBA............       634,400      637,175
           6.50% due 05/01/29...............         9,103        9,329

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (unaudited)
        (continued)



                                                  Principal   Value
                   Security Description           Amount**   (Note 2)
         --------------------------------------------------------------
         U.S. GOVERNMENT AGENCIES (continued)
         Federal Home Loan Mtg. Corp. (continued)
            6.50% due 02/01/35................... 1,160,749 $ 1,183,574
            6.50% due 03/01/36...................   386,494     393,712
            6.88% due 09/15/10................... 1,156,000   1,237,008
            7.00% due 06/01/29...................    18,346      18,916
            8.50% due 05/01/08...................     9,526       9,673
            10.00% due 05/15/20(13)..............    18,893      18,851
            11.57% due 06/15/21
             Series 1103, Class N(13)(14)........    12,254         242
                                                            -----------
                                                             28,048,495
                                                            -----------
         Federal Home Loan Mtg. Corp. Reference
          REMIC -- 0.1%
            Series R004, Class AL
              5.13% due 12/15/13(13).............   330,196     327,436
            Series R005, Class AB
              5.50% due 12/15/18(13).............   419,541     418,630
                                                            -----------
                                                                746,066
                                                            -----------
         Federal National Mtg. Assoc. -- 4.6%
            3.00% due 03/02/07...................   600,000     594,340
            4.50% due 06/01/19...................   589,143     569,222
            4.75% due 12/15/10...................   375,000     372,831
            5.00% due 06/01/19...................   312,213     307,220
            5.00% due 04/01/21................... 3,858,115   3,791,263
            5.00% due 03/01/34...................   346,397     333,538
            5.00% due 11/01/34...................   611,540     588,840
            5.00% due 05/01/35................... 1,763,786   1,695,910
            5.00% due 05/01/36...................   983,929     945,611
            5.25% due 08/01/12...................   576,000     579,011
            5.50% due 06/01/19...................   406,031     406,363
            5.50% due 11/01/19................... 1,801,540   1,803,013
            5.50% due 08/01/20...................   422,554     422,514
            5.50% due 01/01/29...................    10,163      10,067
            5.50% due 06/01/29...................   170,465     168,834
            5.50% due 06/01/34...................   405,395     400,164
            5.50% due 02/01/35...................   627,108     618,133
            5.50% due 12/01/35...................   833,712     821,781
            5.50% due 05/01/36................... 4,933,664   4,860,430
            5.82% due 02/01/36(10)...............   408,597     408,553
            6.00% due 02/01/32...................   152,541     153,813
            6.00% due 05/01/34...................    24,039      24,187
            6.00% due 10/01/34...................   748,351     752,950
            6.00% due 10/01/34...................   694,049     698,314
            6.00% due 04/01/35...................   802,185     807,116
            6.00% due 06/01/35...................   631,784     634,858
            6.00% due 03/01/36................... 2,453,420   2,464,735
            6.50% due 04/01/34...................   370,689     377,881
            6.50% due 02/01/35...................   105,374     107,325
            7.50% due 01/01/30...................    19,897      20,650
            7.50% due 09/01/30...................     3,485       3,608
            8.00% due 11/01/28...................    29,342      31,052
            8.80% due 01/25/19(13)...............    46,695      49,995
            10.40% due 04/25/19(13)..............     7,671       8,254
            13.00% due 11/01/15..................     9,014       9,987
                                                            -----------
                                                             25,842,363
                                                            -----------


                                                    Principal
                                                     Amount/     Value
                  Security Description              Shares**    (Note 2)
     ---------------------------------------------------------------------
     Federal National Mtg. Assoc. Benchmark
      REMIC -- 0.1%
        Series 2006-B1, Class AB
          6.00% due 06/25/16(13)...................    329,762     331,822
                                                               -----------
     Government National Mtg. Assoc. -- 0.0%
        7.50% due 07/15/27.........................     16,730 $    17,453
        7.50% due 10/15/27.........................     67,436      70,350
                                                               -----------
                                                                    87,803
                                                               -----------
     Total U.S. Government Agencies
      (cost $56,801,837)...........................             56,842,713
                                                               -----------
     U.S. GOVERNMENT TREASURIES -- 6.9%
     United States Treasury Bonds -- 1.7%
        4.50% due 02/15/36.........................  4,277,000   4,098,234
        6.25% due 08/15/23.........................    166,000     192,729
        7.88% due 02/15/21.........................  4,000,000   5,256,564
                                                               -----------
                                                                 9,547,527
                                                               -----------
     United States Treasury Notes -- 5.2%
        3.63% due 01/15/10.........................    803,000     779,193
        3.88% due 05/15/10.........................    175,000     170,878
        3.88% due 09/15/10.........................      7,000       6,821
        4.00% due 02/15/15.........................  3,201,000   3,064,084
        4.25% due 01/15/11.........................  2,000,000   1,972,734
        4.25% due 08/15/15.........................  2,262,000   2,200,412
        4.38% due 12/31/07.........................  1,400,000   1,391,743
        4.38% due 12/15/10.........................    101,000     100,164
        4.50% due 02/15/09.........................    240,000     239,147
        4.50% due 11/15/10.........................     70,000      69,759
        4.50% due 11/15/15.........................    270,000     267,384
        4.63% due 02/29/08.........................     63,000      62,847
        4.88% due 05/31/08.........................  3,500,000   3,506,562
        4.88% due 05/31/11.........................  4,000,000   4,045,936
        4.88% due 02/15/12......................... 10,000,000  10,139,450
        5.13% due 05/15/16.........................  1,579,000   1,637,966
                                                               -----------
                                                                29,655,080
                                                               -----------
     Total U.S. Government Treasuries
        (cost $38,880,413).........................             39,202,607
                                                               -----------
     COMMON STOCK -- 1.1%
     Cable TV -- 0.0%
       Ono Finance PLC*(3)(4)......................        100           0
                                                               -----------
     Casino Services -- 0.0%
       Shreveport Gaming Holdings, Inc.+(3)(4)(5)..      2,441      56,199
                                                               -----------
     Cellular Telecom -- 0.6%
       iPCS, Inc.+(4)(5)...........................     60,413   3,235,116
                                                               -----------
     Independant Power Producer -- 0.1%
       Mirant Corp.+...............................     16,019     437,479
                                                               -----------
     Medical-Outpatient/Home Medical -- 0.0%
       Critical Care Systems International,
        Inc.(3)(4)(5)..............................      4,107      28,749
                                                               -----------
     Oil Companies-Exploration & Production -- 0.0%
       Transmeridian Exploration, Inc.+............      5,359      21,168
                                                               -----------
     Oil-Field Services -- 0.4%
       Trico Marine Services, Inc.+................     68,333   2,306,239
                                                               -----------
     Total Common Stock
        (cost $3,303,737)..........................              6,084,950
                                                               -----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (unaudited)
        (continued)



                                                     Principal
                                                      Amount/     Value
                 Security Description                Shares**    (Note 2)
    ----------------------------------------------------------------------
    PREFERRED STOCKS -- 0.3%
    Diversified Financial Services -- 0.1%
      General Electric Capital Corp. 8.00% (8)......    16,000 $    368,000
                                                               ------------
    Finance-Mortgage Loan/Banker -- 0.0%
      Federal National Mtg. Assoc., 7.01% (10)......     1,080       57,174
                                                               ------------
    Food-Dairy Products -- 0.0%
      TCR Holdings, Class B (3)(4)..................       570            6
      TCR Holdings, Class C (3)(4)..................       314            3
      TCR Holdings, Class D (3)(4)..................       827            8
      TCR Holdings, Class E (3)(4)..................     1,711           17
                                                               ------------
                                                                         34
                                                               ------------
    Rental Auto/Equipment -- 0.0%
      Rent-Way, Inc.
       8.00% (3)(4)(5)..............................         4       62,412
                                                               ------------
    Retail-Drug Store -- 0.0%
      GNC Corp.
       Series A,
       12.00% (4)(9)................................       100      110,000
                                                               ------------
    Television -- 0.2%
      Ion Media Networks, Inc. 14.25% (9)...........       106      879,800
                                                               ------------
    Total Preferred Stocks
       (cost $1,421,594)............................              1,477,420
                                                               ------------
    RIGHTS+ -- 0.0%
    Sovereign -- 0.0%
      United Mexican States,
       Series E
       Expires 06/30/07 VRR
       (cost $0).................................... 1,400,000       25,900
                                                               ------------
    WARRANTS+ -- 0.0%
    Oil Companies-Exploration & Production -- 0.0%
      Transmeridian Exploration, Inc.
       Expires 12/15/10 (Strike Price $4.31)........    13,811       27,622
                                                               ------------
    Telecom Services -- 0.0%
      Leap Wireless International, Inc.
       Expires 04/15/10 (Strike Price $96.80) (4)...       500            0
                                                               ------------
    Telephone-Integrated -- 0.0%
      GT Group Telecom, Inc.
       Expires 04/15/10 (Strike Price $0.00) (3)(4).       150            1
                                                               ------------
    Total Warrants
       (cost $46,436)...............................                 27,623
                                                               ------------
    Total Long-Term Investment Securities
       (cost $494,790,016)..........................            501,332,059
                                                               ------------


                                                    Principal     Value
                Security Description                Amount**     (Note 2)
    -----------------------------------------------------------------------
    SHORT-TERM INVESTMENT SECURITIES -- 5.0%
    Time Deposits -- 5.0%
      Time Deposit with State Street Bank & Trust
       2.80% due 10/02/06.........................  2,007,000  $  2,007,000
      Time Deposit with State Street Bank & Trust
       4.05% due 10/02/06......................... 26,207,000    26,207,000
                                                               ------------
    Total Short-term Investment Securities
     (cost $28,214,000)...........................               28,214,000
                                                               ------------
    REPURCHASE AGREEMENTS -- 2.2%
      UBS Securities, LLC Joint Repurchase
       Agreement Account (Note 2)
       (cost $12,365,000)......................... 12,365,000    12,365,000
                                                               ------------
    TOTAL INVESTMENTS
       (cost $535,369,016)@.......................       95.9%  541,911,059
    Other assets less liabilities.................        4.1    23,457,269
                                                   ----------  ------------
    NET ASSETS --                                       100.0% $565,368,328
                                                   ==========  ============
    BONDS & NOTES SOLD SHORT -- (0.1%)
    Government Agencies -- (0.1%)
      Federal Home Loan Mtg. Corp.
       6.50% due October TBA
       (Proceeds $(646,196))......................   (634,400)     (646,196)
                                                               ------------

--------
REMIC--RealEstate Mortgage Investment Conduits
VRR--ValueRecovery Right
TBA--Securitiespurchased on a forward commitment basis with an approximate principal amount due and no definative maturity date. The actual principal and maturity date will be determined upon settlement date.
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At September 30, 2006, the aggregate value of these securities was $46,407,798 representing 8.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**   Denominated in United States dollars unless otherwise indicated.
@    See Note 5 for cost of investments on a tax basis.
(1)  Commercial Mortgaged Back Security
(2) Variable Rate Security -- the rate reflected is as of September 30, 2006; maturity date reflects the stated maturity date.
(3)  Fair valued security; see Note 2
(4)  Illiquid security

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (unaudited)
        (continued)

(5) To the extent permitted by the Statement of Additional Information, the Strategic Bond Fund may invest in restricted securities. These restricted securities are valued pursuant to Note 2 . Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2006, the Strategic Bond Fund held the following restricted securities:

                                                                Market
                                                                Value    % of
                  Acquisition Principal/ Acquisition   Market    per     Net
 Name                Date       Shares      Cost       Value    Share   Assets
 ----             ----------- ---------- ----------- ---------- ------- ------
 Critical Care
  Systems
  International,
  Inc. Common
  Stock..........  7/20/2006      4,107   $ 37,181   $   28,749 $     7  0.01%
 ICO North
  America, Inc.
  7.50% due
  08/15/09.......  8/11/2005    200,000    200,000
                   4/19/2006     65,000     81,805
                              ----------------------
                                265,000    281,805      323,300       1  0.06
 iPCS, Inc.
  Common
  Stock..........  7/28/2005      1,283          0
                   7/20/2004     59,130    916,515
                              ----------------------
                                 60,413    916,515    3,235,116      54  0.60
 Rent-Way 8.00%
  Preferred
  Stock..........  5/29/2003          3     25,000
                   5/19/2004          1     10,000
                              ----------------------
                                      4     35,000       62,412  15,603  0.01
 Shreveport
  Gaming
  Holdings, Inc.
  Common
  Stock..........  7/29/2005      2,047     47,128
                   7/21/2005        394      9,073
                              ----------------------
                                  2,441     56,201       56,199      23  0.01
 Southern Energy,
  Inc. 7.90% due
  07/15/09.......  1/25/2006  1,125,000          0
                    6/6/2006    425,000          0
                              ----------------------
                              1,550,000          0            0       0  0.00
                                                     ----------          ----
                                                     $3,705,776          0.69%
                                                     ==========          ====

(6)  Bond in default
(7)  Company has filed Chapter 11 bankruptcy protection.
(8) "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(9) PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(10) Floating rate security where the rate fluctuates. The rate moves us or down at each reset date. The rate reflected is as of September 30, 2006.
(11) Variable Rate Security -- the rate reflected is as of September 30, 2006, maturity date reflects next reset date.
(12) Perpetual maturity -- maturity date reflects the next call date.
(13) Collateralized Mortgaged Obligation
(14) Interest Only
(15) Company filed for Chapter 11 bankruptcy protection subsequent to September 30, 2006.
(16) Bond is in default and did not pay principal at maturity. Security is subject to litigation, the outcome of which is still to be determined.
(17) Company has filed for Chapter 7 bankruptcy protection.

AUD -- AustralianDollar
BRL -- BrazilianReal
CAD -- CanadianDollar
COP -- ColombianPeso
EUR -- Euro
GBP -- PoundSterling
HUF -- HungarianForint
JPY -- JapaneseYen
MXN -- MexicanPeso
NOK -- NorwegianKrone
PLN -- PolishZloty
SEK -- SwedishKrone
ZAR -- SouthAfrican Rand

See Notes to Financial Statements

        SunAmerica High Yield Bond Fund
        PORTFOLIO PROFILE -- September 30, 2006 -- (unaudited)

Industry Allocation*

                  Repurchase Agreements................. 9.2%
                  Cellular Telecom...................... 8.1
                  Finance-Auto Loans.................... 6.0
                  Oil Companies-Exploration & Production 4.3
                  Pipelines............................. 4.1
                  Cable TV.............................. 4.0
                  Independant Power Producers........... 3.4
                  Telecom Services...................... 2.8
                  Special Purpose Entities.............. 2.7
                  Transport-Air Freight................. 2.6
                  Airlines.............................. 2.5
                  Television............................ 2.4
                  Casino Hotels......................... 2.1
                  Chemicals-Specialty................... 1.8
                  Oil-Field Services.................... 1.6
                  Paper & Related Products.............. 1.6
                  Auto-Cars/Light Trucks................ 1.4
                  Building & Construction Products-Misc. 1.4
                  Real Estate Investment Trusts......... 1.4
                  Rental Auto/Equipment................. 1.3
                  Electric-Integrated................... 1.2
                  Funeral Services & Related Items...... 1.2
                  Containers-Metal/Glass................ 1.1
                  Electronic Components-Semiconductors.. 1.0
                  Retail-Drug Store..................... 1.0
                  Satellite Telecom..................... 1.0
                  Telephone-Integrated.................. 1.0
                  Theaters.............................. 1.0
                  Beverages-Non-alcoholic............... 0.9
                  Electric-Generation................... 0.8
                  Medical Products...................... 0.8
                  Broadcast Services/Program............ 0.7
                  Advertising Services.................. 0.6
                  Auto/Truck Parts & Equipment-Original. 0.6
                  Building & Construction-Misc.......... 0.6
                  Chemicals-Plastics.................... 0.6
                  Consumer Products-Misc................ 0.6
                  Electronics-Military.................. 0.6
                  Non-hazardous Waste Disposal.......... 0.6
                  Applications Software................. 0.5
                  Containers-Paper/Plastic.............. 0.5
                  Diagnostic Kits....................... 0.5
                  Food-Meat Products.................... 0.5
                  Retail-Restaurants.................... 0.5
                  Aerospace/Defense-Equipment........... 0.4
                  Commercial Services................... 0.4
                  Direct Marketing...................... 0.4
                  Diversified Manufactured Operations... 0.4
                  Gambling (Non-Hotel).................. 0.4
                  Housewares............................ 0.4
                  Insurance-Multi-line.................. 0.4
                  Medical-Drugs......................... 0.4
                  Office Automation & Equipment......... 0.4
                  Travel Services....................... 0.4
                  Coal.................................. 0.3
                  Computer Services..................... 0.3
                  Golf.................................. 0.3
                  Hotels/Motels......................... 0.3
                  Insurance-Property/Casualty........... 0.3
                  Medical Information Systems........... 0.3

                    Medical-Generic Drugs............  0.3%
                    Medical-Hospitals................  0.3
                    Music............................  0.3
                    Protection/Safety................  0.3
                    Seismic Data Collection..........  0.3
                    Steel-Producers..................  0.3
                    Steel-Specialty..................  0.3
                    Transport-Marine.................  0.3
                    Transport-Services...............  0.3
                    Energy-Alternate Sources.........  0.2
                    Food-Misc........................  0.2
                    Gas-Distribution.................  0.2
                    Machinery-Farming................  0.2
                    Medical-HMO......................  0.2
                    Medical-Nursing Homes............  0.2
                    Medical-Outpatient/Home Medical..  0.2
                    Metal Processors & Fabrication...  0.2
                    Metal-Aluminum...................  0.2
                    Multimedia.......................  0.2
                    Oil Field Machinery & Equipment..  0.2
                    Private Corrections..............  0.2
                    Publishing-Newspapers............  0.2
                    Retail-Regional Deptment Stores..  0.2
                    Specified Purpose Acquisitions...  0.2
                    Storage/Warehousing..............  0.2
                    Casino Services..................  0.1
                    Chemicals-Diversified............  0.1
                    Computers-Memory Devices.........  0.1
                    Consulting Services..............  0.1
                    Electronic Components-Misc.......  0.1
                    Industrial Audio & Video Products  0.1
                    Insurance-Life/Health............  0.1
                    Machinery-General Industrial.....  0.1
                    Office Supplies & Forms..........  0.1
                    Oil & Gas Drilling...............  0.1
                    Retail-Major Department Stores...  0.1
                    Rubber-Tires.....................  0.1
                    Semiconductor Equipment..........  0.1
                    Textile-Products.................  0.1
                    Transport-Rail...................  0.1
                                                      ----
                                                      96.3%
                                                      ====

Credit Quality+#

                               BBB........   0.6%
                               BB.........  25.2%
                               B..........  43.6%
                               CCC........  22.0%
                               Below C....   2.9%
                               Not Rated @   5.7%
                                           -----
                                           100.0%
                                           =====

--------
* Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating or the rating is unavailable from the data source.
+ Source Standard and Poors.
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (unaudited)



                                                 Principal    Value
                  Security Description            Amount     (Note 2)
           ---------------------------------------------------------
           CORPORATE BONDS & NOTES -- 68.4%
           Advertising Services -- 0.6%
             Vertis, Inc.
              Sec. Notes
              9.75% due 04/01/09..............   $  200,000 $  201,750
             Vertis, Inc.
              Company Guar. Notes
              10.88% due 06/15/09.............    1,575,000  1,582,875
                                                            ----------
                                                             1,784,625
                                                            ----------
           Aerospace/Defense-Equipment -- 0.4%
             DeCrane Aircraft Holdings, Inc.
              Company Guar. Series B
              12.00% due 09/30/08.............    1,700,000  1,270,750
                                                            ----------
           Airlines -- 2.5%
             American Airlines, Inc.
              Pass Through Certs.,
              Series 2001-1, Class A-2,
              6.82% due 05/23/11..............    4,125,000  4,057,969
             Continental Airlines, Inc.
              Pass Through Certs.,
              Series 1991-1, Class C,
              6.95% due 08/02/09..............      538,536    487,375
             Continental Airlines, Inc.
              Pass Through Certs.,
              Series 1999, Class 2,
              7.73% due 03/15/11..............      735,162    645,104
             Delta Air Lines, Inc.
              Pass Through Certs.
              7.57% due 11/18/10(1)...........      150,000    150,188
             Delta Air Lines, Inc.
              Sec. Notes
              9.50% due 11/18/08*(1)(2).......      500,000    552,500
             Northwest Airlines, Inc.
              Pass Through Certs.
              7.04% due 04/01/22(1)...........    1,309,566  1,301,381
             United AirLines, Inc.
              Pass Through Certs.
              6.20% due 09/01/08..............      428,477    428,477
                                                            ----------
                                                             7,622,994
                                                            ----------
           Applications Software -- 0.5%
             SS&C Technologies, Inc.
              Company Guar. Notes
              11.75% due 12/01/13.............    1,400,000  1,473,500
                                                            ----------
           Auto-Cars/Light Trucks -- 1.4%
             General Motors Corp.
              Senior Notes
              7.13% due 07/15/13..............    3,200,000  2,812,000
             General Motors Corp.
              Debentures
              8.25% due 07/15/23..............    1,750,000  1,515,937
                                                            ----------
                                                             4,327,937
                                                            ----------
           Auto/Truck Parts & Equipment-Replacement -- 0.0%
             Exide Corp.
              Notes
              10.00% due 03/15/25+(3)(4)........  1,650,000          0
                                                            ----------


                                                       Principal    Value
                  Security Description                  Amount     (Note 2)
    -----------------------------------------------------------------------
    Beverages-Non-alcoholic -- 0.5%
      Cott Beverages, Inc.
       Company Guar. Notes
       8.00% due 12/15/11............................. $  600,000 $  612,000
      Le-Natures, Inc.
       Sub. Notes
       10.00% due 06/15/13*(5)........................    850,000    875,500
                                                                  ----------
                                                                   1,487,500
                                                                  ----------
    Broadcast Services/Program -- 0.7%
      Fisher Communications, Inc.
       Senior Notes
       8.63% due 09/15/14.............................  1,100,000  1,141,250
      Nexstar Finance Holdings LLC/Nexstar Finance
       Holdings, Inc.
       Senior Disc. Notes
       11.38% due 04/01/13(6).........................    750,000    626,250
      Nexstar Finance, Inc.
       Senior Sub. Notes
       7.00% due 01/15/14.............................    500,000    455,000
                                                                  ----------
                                                                   2,222,500
                                                                  ----------
    Building & Construction Products-Misc. -- 1.4%
      Associated Materials, Inc.
       Senior Sub. Notes
       9.75% due 04/15/12.............................    875,000    872,812
      Associated Materials, Inc.
       Senior Disc. Notes
       11.25% due 03/01/14(6).........................  1,000,000    550,000
      Dayton Superior Corp.
       Senior Sec. Notes
       10.75% due 09/15/08............................  1,074,000  1,106,220
      Dayton Superior Corp.
       Company Guar. Notes
       13.00% due 06/15/09............................  1,150,000  1,081,000
      Interline Brands, Inc.
       Senior Sub. Notes
       8.13% due 06/15/14.............................    525,000    531,563
                                                                  ----------
                                                                   4,141,595
                                                                  ----------
    Cable TV -- 4.0%
      Cablevision Systems Corp.
       Senior Notes
       8.00% due 04/15/12.............................    250,000    253,125
      CCH I Holdings LLC/CCH I Holdings Capital Corp.
       Bonds
       11.00% due 10/01/15*...........................  4,573,529  4,127,610
      CCH II LLC/CCH II Capital Corp.
       Senior Notes
       10.25% due 09/15/10............................  1,125,000  1,141,875
      CCH II LLC/CCH II Capital Corp.
       Company Guar. Notes
       10.25% due 10/01/13*...........................  4,077,765  4,149,126
      CSC Holdings, Inc.
       Senior Notes
       7.63% due 04/01/11.............................    360,000    369,450
      CSC Holdings, Inc.
       Debentures
       8.13% due 08/15/09.............................    825,000    854,906

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (unaudited)
        (continued)



                                                    Principal    Value
                 Security Description                Amount     (Note 2)
     --------------------------------------------------------------------
     CORPORATE BONDS & NOTES (continued)
     Cable TV (continued)
       Insight Communications Co., Inc.
        Senior Disc. Notes
        12.25% due 02/15/11(6)..................... $1,165,000 $ 1,234,900
                                                               -----------
                                                                12,130,992
                                                               -----------
     Casino Hotels -- 2.1%
       Eldorado Casino Corp. (Shreveport)
        Sec. Bonds
        10.00% due 08/01/12(4)(7)..................  1,721,177   1,626,512
       Eldorado Resorts LLC
        Senior Notes
        9.00% due 04/15/14(3)(4)...................  2,675,000   2,675,000
       MGM Mirage, Inc.
        Senior Notes
        5.88% due 02/27/14.........................  1,200,000   1,111,500
       Riviera Holdings Corp.
        Company Guar. Notes
        11.00% due 06/15/10........................    800,000     844,000
       Turning Stone Resort Casino Enterprise
        Senior Notes
        9.13% due 09/15/14*........................    175,000     176,750
                                                               -----------
                                                                 6,433,762
                                                               -----------
     Cellular Telecom -- 2.0%
       American Cellular Corp.
        Senior Notes/Series B
        10.00% due 08/01/11........................  1,700,000   1,780,750
       Centennial Cellular Operating Co/Centennial
        Communications Corp.
        Company Guar. Notes
        10.13% due 06/15/13........................    725,000     770,312
       Centennial Communications Corp.
        Senior Notes
        10.00% due 01/01/13........................    209,000     211,613
       Centennial Communications Corp.
        Senior Notes
        11.12% due 01/01/13(8).....................    925,000     955,062
       Rural Cellular Corp.
        Sec. Notes
        8.25% due 03/15/12.........................  1,050,000   1,081,500
       Rural Cellular Corp.
        Senior Sub. Notes
        9.75% due 01/15/10.........................  1,375,000   1,383,594
                                                               -----------
                                                                 6,182,831
                                                               -----------
     Chemicals-Diversified -- 0.1%
       Lyondell Chemical Co.
        Company Guar.
        8.00% due 09/15/14.........................    400,000     405,000
                                                               -----------
     Chemicals-Specialty -- 0.9%
       Nalco Co.
        Senior Notes
        7.75% due 11/15/11.........................    350,000     357,000
       Nalco Co.
        Senior Sub. Notes
        8.88% due 11/15/13.........................    515,000     536,887


                                                    Principal    Value
                  Security Description               Amount     (Note 2)
       -----------------------------------------------------------------
       Chemicals-Specialty (continued)
         Rockwood Specialties Group, Inc.
          Senior Sub. Notes
          7.50% due 11/15/14....................... $  925,000 $  911,125
         Rockwood Specialties Group, Inc.
          Senior Sub. Notes
          10.63% due 05/15/11......................    292,000    312,440
         Tronox Worldwide LLC/Tronox Finance Corp.
          Company Guar. Notes
          9.50% due 12/01/12.......................    600,000    615,750
                                                               ----------
                                                                2,733,202
                                                               ----------
       Commercial Services -- 0.4%
         DI Finance/DynCorp International
          Senior Sub. Notes
          9.50% due 02/15/13.......................  1,273,000  1,317,555
                                                               ----------
       Computer Services -- 0.3%
         Sungard Data Systems, Inc.
          Company Guar. Notes
          9.13% due 08/15/13.......................    825,000    853,875
                                                               ----------
       Consulting Services -- 0.1%
         FTI Consulting, Inc.
          Company Guar. Notes
          7.63% due 06/15/13.......................    425,000    429,250
                                                               ----------
       Consumer Products-Misc. -- 0.6%
         American Achievement Corp.
          Senior Sub. Notes
          8.25% due 04/01/12.......................     67,000     67,670
         Jostens Holding Corp.
          Senior Disc. Notes
          10.25% due 12/01/13(6)...................  1,000,000    825,000
         Visant Holding Corp.
          Senior Notes
          8.75% due 12/01/13*......................    775,000    779,844
                                                               ----------
                                                                1,672,514
                                                               ----------
       Containers-Metal/Glass -- 1.1%
         Crown Cork & Seal Co., Inc.
          Debentures
          7.38% due 12/15/26.......................     75,000     68,250
         Crown Cork & Seal Co., Inc.
          Debentures
          8.00% due 04/15/23.......................  1,750,000  1,671,250
         Owens Brockway Glass Container, Inc.
          Company Guar. Notes
          8.88% due 02/15/09.......................    835,000    857,962
         Owens-Brockway Glass Container, Inc.
          Guar. Notes
          8.25% due 05/15/13.......................    600,000    615,000
                                                               ----------
                                                                3,212,462
                                                               ----------
       Containers-Paper/Plastic -- 0.5%
         Pliant Corp.
          Sec. Notes
          11.13% due 09/01/09......................  1,540,000  1,505,350
                                                               ----------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (unaudited)
        (continued)



                                                    Principal    Value
                   Security Description              Amount     (Note 2)
       ------------------------------------------------------------------
       CORPORATE BONDS & NOTES (continued)
       Diagnostic Kits -- 0.5%
         Inverness Medical Innovations, Inc.
          Senior Sub. Notes
          8.75% due 02/15/12....................... $1,400,000 $1,379,000
                                                               ----------
       Direct Marketing -- 0.4%
         Affinity Group, Inc.
          Senior Sub. Notes
          9.00% due 02/15/12.......................  1,325,000  1,325,000
                                                               ----------
       Diversified Manufactured Operations -- 0.4%
         Covalence Specialty Materials Corp.
          Senior Sub. Notes
          10.25% due 03/01/16*.....................    450,000    436,500
         Indalex Holding Corp.
          Sec. Notes
          11.50% due 02/01/14*.....................    700,000    742,000
                                                               ----------
                                                                1,178,500
                                                               ----------
       Electric-Generation -- 0.8%
         Edison Mission Energy
          Senior Notes
          7.50% due 06/15/13*......................    900,000    909,000
         Edison Mission Energy
          Senior Notes
          7.75% due 06/15/16*......................    375,000    379,688
         The AES Corp.
          Sec. Notes
          8.75% due 05/15/13*......................  1,150,000  1,233,375
                                                               ----------
                                                                2,522,063
                                                               ----------
       Electric-Integrated -- 1.2%
         Mirant Americas Generation LLC
          Senior Notes
          8.30% due 05/01/11.......................  1,325,000  1,326,656
         Mission Energy Holding Co.
          Sec. Notes
          13.50% due 07/15/08......................  2,125,000  2,372,031
         Southern Energy, Inc.
          Notes
          7.90% due 07/15/09+(3)(4)(9).............  3,525,000          0
                                                               ----------
                                                                3,698,687
                                                               ----------
       Electronic Components-Misc. -- 0.1%
         Sanmina-SCI Corp.
          Company Guar. Notes
          6.75% due 03/01/13.......................    350,000    329,875
                                                               ----------
       Electronic Components-Semiconductors -- 0.6%
         Advanced Micro Devices, Inc.
          Senior Notes
          7.75% due 11/01/12.......................  1,024,000  1,039,360
         Amkor Technology, Inc.
          Senior Notes
          9.25% due 06/01/16.......................    975,000    914,063
                                                               ----------
                                                                1,953,423
                                                               ----------
       Electronics-Military -- 0.6%
         L-3 Communications Corp.
          Company Guar. Notes
          6.13% due 07/15/13.......................  1,925,000  1,872,063
                                                               ----------


                                                 Principal    Value
                  Security Description            Amount     (Note 2)
        ---------------------------------------------------------------
        Energy-Alternate Sources -- 0.2%
          VeraSun Energy Corp.
           Sec. Notes
           9.88% due 12/15/12................... $  625,000 $   653,125
                                                            -----------
        Finance-Auto Loans -- 6.0%
          Ford Motor Credit Co.
           Notes
           7.38% due 10/28/09...................  4,350,000   4,227,347
          Ford Motor Credit Co.
           Notes
           9.82% due 04/15/12(8)................  1,375,000   1,438,803
          General Motors Acceptance Corp.
           Notes
           6.75% due 12/01/14...................  3,235,000   3,158,185
          General Motors Acceptance Corp.
           Notes
           6.88% due 09/15/11...................  5,950,000   5,918,477
          General Motors Acceptance Corp.
           Notes
           6.88% due 08/28/12...................    269,000     266,257
          General Motors Acceptance Corp.
           Notes
           7.60% due 12/01/14(8)................  3,375,000   3,383,454
                                                            -----------
                                                             18,392,523
                                                            -----------
        Food-Meat Products -- 0.3%
          Smithfield Foods, Inc.
           Senior Notes
           7.75% due 05/15/13...................    825,000     849,750
                                                            -----------
        Food-Misc. -- 0.2%
          Wornick Co.
           Sec. Notes
           10.88% due 07/15/11..................    700,000     696,500
                                                            -----------
        Funeral Services & Related Items -- 1.2%
          Carriage Services, Inc.
           Senior Notes
           7.88% due 01/15/15...................  1,134,000   1,102,815
          Service Corp. International
           Senior Notes
           7.38% due 10/01/14*..................    155,000     155,968
          Service Corp. International
           Senior Notes
           7.63% due 10/01/18*..................    155,000     155,969
          Service Corp. International
           Senior Notes
           8.00% due 06/15/17*..................  2,300,000   2,202,250
                                                            -----------
                                                              3,617,002
                                                            -----------
        Gambling (Non-Hotel) -- 0.4%
          Waterford Gaming LLC
           Senior Notes
           8.63% due 09/15/12*..................  1,011,000   1,069,133
                                                            -----------
        Gas-Distribution -- 0.2%
          Colorado Interstate Gas Co.
           Senior Debentures
           6.85% due 06/15/37...................    500,000     502,719
                                                            -----------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (unaudited)
        (continued)



                                                  Principal    Value
                  Security Description             Amount     (Note 2)
        ---------------------------------------------------------------
        CORPORATE BONDS & NOTES (continued)
        Golf -- 0.3%
          True Temper Sports, Inc.
           Company Guar. Notes
           8.38% due 09/15/11.................... $1,100,000 $  984,500
                                                             ----------
        Hotel/Motel -- 0.3%
          Gaylord Entertainment Co.
           Company Guar. Senior Notes
           6.75% due 11/15/14....................    875,000    836,719
                                                             ----------
        Independent Power Producers -- 3.2%
          Calpine Corp
           Sec. Notes
           8.75% due 07/15/13*+(1)(2)............  6,985,000  7,037,387
          NRG Energy, Inc. Company
           Company Guar. Notes
           7.38% due 02/01/16....................  2,025,000  2,012,344
          Reliant Energy, Inc.
           Sec. Notes
           9.50% due 07/15/13....................    652,000    676,450
                                                             ----------
                                                              9,726,181
                                                             ----------
        Industrial Audio & Video Products -- 0.1%
          Telex Communications, Inc.
           Sec. Notes
           11.50% due 10/15/08...................    300,000    318,000
                                                             ----------
        Insurance-Life/Health -- 0.1%
          Presidential Life Corp.
           Senior Notes
           7.88% due 02/15/09....................    275,000    264,000
                                                             ----------
        Insurance-Property/Casualty -- 0.3%
          Crum & Forster Holdings Corp.
           Senior Notes
           10.38% due 06/15/13...................    775,000    794,375
                                                             ----------
        Machinery-Farming -- 0.2%
          Case New Holland, Inc.
           Senior Notes
           6.00% due 06/01/09....................    500,000    493,125
                                                             ----------
        Machinery-General Industrial -- 0.1%
          Stewart & Stevenson LLC/Stewart &
           Stevenson Corp.
           Senior Notes
           10.00% due 07/15/14*..................    250,000    253,125
                                                             ----------
        Medical Information Systems -- 0.3%
          Spheris, Inc.
           Senior Sub. Notes
           11.00% due 12/15/12...................    975,000    914,063
                                                             ----------
        Medical Products -- 0.8%
          CDRV Investors, Inc.
           Senior Disc. Notes
           9.63% due 01/01/15(6).................    875,000    647,500
          Encore Medical IHC, Inc.
           Company Guar. Notes
           9.75% due 10/01/12....................    625,000    687,500
          Universal Hospital Services, Inc.
           Senior Notes
           10.13% due 11/01/11...................  1,150,000  1,207,500
                                                             ----------
                                                              2,542,500
                                                             ----------


                                                 Principal    Value
                   Security Description           Amount     (Note 2)
          ------------------------------------------------------------
          Medical-Generic Drugs -- 0.3%
            Mylan Laboratories, Inc.
             Company Guar. Notes
             5.75% due 08/15/10................. $  200,000 $  197,750
            Mylan Laboratories, Inc.
             Company Guar. Notes
             6.38% due 08/15/15.................    875,000    847,656
                                                            ----------
                                                             1,045,406
                                                            ----------
          Medical-HMO -- 0.2%
            Multiplan, Inc.
             Senior Sub. Notes
             10.38% due 04/15/16*...............    600,000    603,000
                                                            ----------
          Medical-Hospitals -- 0.3%
            Community Health Systems, Inc.
             Senior Sec. Notes
             6.50% due 12/15/12.................    988,000    944,775
                                                            ----------
          Medical-Nursing Homes -- 0.2%
            Genesis HealthCare Corp.
             Senior Notes
             8.00% due 10/15/13.................    475,000    492,813
                                                            ----------
          Metal Processors & Fabrication -- 0.2%
            Metals USA, Inc.
             Secured Notes
             11.13% due 12/01/15................    500,000    547,500
                                                            ----------
          Multimedia -- 0.2%
            Haights Cross Operating Co.
             Guar. Senior Notes
             11.75% due 08/15/11................    475,000    486,875
                                                            ----------
          Non-Ferrous Metals -- 0.0%
            Renco Metals, Inc.
             Local Government Guar. Notes
             11.50% due 07/01/03+ (1)(2)(3)(4)..  2,150,000          0
                                                            ----------
          Non-hazardous Waste Disposal -- 0.6%
            Allied Waste North America, Inc.
             Senior Notes Series B
             8.50% due 12/01/08.................  1,700,000  1,780,750
                                                            ----------
          Office Automation & Equipment -- 0.4%
            Xerox Corp.
             Senior Notes
             6.75% due 02/01/17.................    975,000    989,625
            Xerox Corp.
             Senior Notes
             7.63% due 06/15/13.................    275,000    288,750
                                                            ----------
                                                             1,278,375
                                                            ----------
          Office Supplies & Forms -- 0.1%
            Acco Brands Corp.
             Company Guar. Notes
             7.63% due 08/15/15.................    225,000    217,688
                                                            ----------
          Oil & Gas Drilling -- 0.1%
            Pride International, Inc.
             Senior Notes
             7.38% due 07/15/14.................    350,000    360,500
                                                            ----------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (unaudited)
        (continued)



                                                    Principal    Value
                  Security Description               Amount     (Note 2)
     ---------------------------------------------------------------------
     CORPORATE BONDS & NOTES (continued)
     Oil Companies-Exploration & Production -- 3.6%
       Belden & Blake Corp.
        Company Guar. Sec. Notes
        8.75% due 07/15/12......................... $  450,000 $   462,375
       Brigham Exploration Co.
        Senior Notes
        9.63% due 05/01/14*........................    775,000     755,625
       Chaparral Energy, Inc.
        Company Guar. Notes
        8.50% due 12/01/15.........................    950,000     942,875
       Chesapeake Energy Corp.
        Senior Notes
        6.63% due 01/15/16.........................  3,075,000   2,967,375
       El Paso Production Holding Co.
        Company Guar. Notes
        7.75% due 06/01/13.........................  1,525,000   1,559,312
       Encore Acquisition Co.
        Senior Sub. Notes
        6.00% due 07/15/15.........................    550,000     503,250
       Encore Acquisition Co.
        Senior Sub. Notes
        6.25% due 04/15/14.........................    300,000     280,500
       Hilcorp Energy LP
        Senior Notes
        7.75% due 11/01/15*........................    800,000     774,000
       Hilcorp Energy I LP
        Senior Notes
        10.50% due 09/01/10*.......................    791,000     851,314
       Newfield Exploration Co.
        Senior Sub. Notes
        6.63% due 09/01/14.........................    675,000     660,656
       Quicksilver Resources, Inc.
        Company Guar. Bonds
        7.13% due 04/01/16.........................    600,000     568,500
       Transmeridian Exploration, Inc.
        Company Guar. Notes
        12.00% due 12/15/10........................    650,000     650,000
                                                               -----------
                                                                10,975,782
                                                               -----------
     Oil Field Machinery & Equipment -- 0.2%
       Dresser-Rand Group, Inc.
        Company Guar. Notes
        7.38% due 11/01/14.........................    683,000     671,048
                                                               -----------
     Oil-Field Services -- 0.6%
       Allis-Chalmers Energy, Inc.
        Senior Notes
        9.00% due 01/15/14*........................    975,000     977,437
       Hanover Compressor Co.
        Company Guar. Senior Sub. Notes
        8.63% due 12/15/10.........................    275,000     286,000
       Oslo Seismic Services, Inc.
        1st Mtg. Bonds
        8.28% due 06/01/11.........................    595,075     609,991
                                                               -----------
                                                                 1,873,428
                                                               -----------


                                                    Principal    Value
                 Security Description                Amount     (Note 2)
     --------------------------------------------------------------------
     Paper & Related Products -- 0.9%
       Bowater, Inc.
        Notes
        6.50% due 06/15/13......................... $1,750,000 $ 1,553,125
       Caraustar Industries, Inc.
        Notes
        7.38% due 06/01/09.........................  1,250,000   1,175,000
                                                               -----------
                                                                 2,728,125
                                                               -----------
     Pipelines -- 4.1%
       Atlas Pipeline Partners LP
        Company Guar. Notes
        8.13% due 12/15/15.........................    950,000     966,625
       Copano Energy LLC
        Senior Notes
        8.13% due 03/01/16.........................    875,000     885,938
       Dynegy-Roseton Danskammer
        Company Guar. Bonds Series B
        7.67% due 11/08/16.........................  1,075,000   1,096,500
       El Paso Natural Gas Co.
        Senior Notes, Series A
        7.63% due 08/01/10.........................    300,000     309,000
       El Paso Natural Gas Co.
        Debentures
        8.63% due 01/15/22.........................  1,225,000   1,401,514
       MarkWest Energy Partners LP / MarkWest
        Energy Finance Corp.
        Senior Notes
        6.88% due 11/01/14.........................    750,000     705,000
       NGC Corp Capital Trust
        Company Guar. Bonds Series B
        8.32% due 06/01/27.........................  2,900,000   2,639,000
       Pacific Energy Partners LP
        Senior Notes
        7.13% due 06/15/14.........................  1,151,000   1,174,020
       Pacific Energy Partners LP / Pacific Energy
        Finance Corp.
        Company Guar. Notes
        6.25% due 09/15/15.........................    624,000     614,640
       Tennessee Gas Pipeline Co.
        Debentures
        7.00% due 10/15/28.........................  1,300,000   1,294,753
       Williams Cos., Inc.
        Notes
        7.88% due 09/01/21.........................  1,275,000   1,332,375
                                                               -----------
                                                                12,419,365
                                                               -----------
     Private Corrections -- 0.2%
       Corrections Corp. of America
        Company Guar. Notes
        6.25% due 03/15/13.........................    725,000     710,500
                                                               -----------
     Protection/Safety -- 0.3%
       Monitronics International, Inc.
        Senior Sub. Notes
        11.75% due 09/01/10........................  1,000,000     967,500
                                                               -----------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (unaudited)
        (continued)



                                                 Principal    Value
                   Security Description           Amount     (Note 2)
          ------------------------------------------------------------
          CORPORATE BONDS & NOTES (continued)
          Publishing-Newspapers -- 0.2%
            Medianews Group, Inc.
             Senior Sub. Notes
             6.38% due 04/01/14................. $   60,000 $   52,950
            Medianews Group, Inc.
             Senior Sub. Notes
             6.88% due 10/01/13.................    710,000    656,750
                                                            ----------
                                                               709,700
                                                            ----------
          Real Estate Investment Trusts -- 1.4%
            National Health Investors, Inc.
             Notes
             7.30% due 07/16/07.................  1,120,000  1,122,607
            Omega Healthcare Investors, Inc.
             Senior Notes
             7.00% due 04/01/14.................    700,000    693,000
            Senior Housing Properties Trust
             Senior Notes
             8.63% due 01/15/12.................  1,600,000  1,718,000
            Trustreet Properties, Inc.
             Senior Notes
             7.50% due 04/01/15.................    725,000    719,563
                                                            ----------
                                                             4,253,170
                                                            ----------
          Rental Auto/Equipment -- 1.2%
            Avis Budget Car Rental LLC/Avis
             Budget Finance, Inc.
             Senior Notes
             7.63% due 05/15/14*................    325,000    315,250
            Avis Budget Car Rental LLC/Avis
             Budget Finance, Inc.
             Senior Notes
             7.91% due 05/15/14*(8).............    450,000    441,000
            H&E Equipment Services, Inc.
             Senior Notes
             8.38% due 07/15/16*................    850,000    871,250
            Rent-Way, Inc.
             Sec. Notes
             11.88% due 06/15/10................  1,000,000  1,160,000
            United Rentals North America, Inc.
             Senior Sub. Notes
             7.75% due 11/15/13.................  1,000,000    985,000
                                                            ----------
                                                             3,772,500
                                                            ----------
          Retail-Drug Store -- 0.7%
            General Nutrition Centers, Inc.
             Senior Sub. Notes
             8.50% due 12/01/10.................  1,250,000  1,212,500
            Rite Aid Corp.
             Sec. Notes
             8.13% due 05/01/10.................    750,000    751,875
                                                            ----------
                                                             1,964,375
                                                            ----------
          Retail-Major Department Stores -- 0.1%
            Saks, Inc.
             Company Guar. Notes
             9.88% due 10/01/11.................    225,000    245,531
                                                            ----------


                                                    Principal    Value
                  Security Description               Amount     (Note 2)
      ------------------------------------------------------------------
      Retail-Regional Department Stores -- 0.2%
        Neiman-Marcus Group, Inc.
         Company Guar. Notes
         9.00% due 10/15/15........................ $  700,000 $  743,750
                                                               ----------
      Retail-Restaurants -- 0.5%
        Dave & Buster's, Inc.
         Senior Notes
         11.25% due 03/15/14.......................    850,000    807,500
        NPC International, Inc.
         Senior Sub. Notes
         9.50% due 05/01/14*.......................    825,000    812,625
                                                               ----------
                                                                1,620,125
                                                               ----------
      Rubber-Tires -- 0.1%
        Cooper-Standard Automotive, Inc.
         Company Guar. Notes
         8.38% due 12/15/14........................    354,000    260,190
                                                               ----------
      Rubber/Plastic Products -- 0.0%
        Venture Holdings Co. LLC
         Company Guar. Notes
         11.00% due 06/01/07+(2)(4)(10)............    550,000      2,200
                                                               ----------
      Seismic Data Collection -- 0.3%
        Seitel, Inc.
         Senior Notes
         11.75% due 07/15/11.......................    850,000  1,009,375
                                                               ----------
      Special Purpose Entities -- 2.3%
        AAC Group Holding Corp.
         Senior Disc. Notes
         10.25% due 10/01/12(6)....................  1,350,000  1,120,500
        AMR HoldCo, Inc./EmCare HoldCo, Inc.
         Senior Sub. Notes
         10.00% due 02/15/15.......................    450,000    479,250
        Chukchansi Economic Development Authority
         Senior Notes
         8.78% due 11/15/12*(8)....................    500,000    515,000
        Consolidated Communications Illinois/Texas
         Holdings, Inc.
         Senior Notes
         9.75% due 04/01/12........................    910,000    960,050
        Hexion US Finance Corp/Hexion Nova Scotia
         Finance ULC
         Sec. Notes
         9.00% due 07/15/14........................    960,000    979,200
        MedCath Holdings Corp.
         Senior Notes
         9.88% due 07/15/12........................    875,000    931,875
        MXEnergy Holdings, Inc.
         Senior Notes
         13.02% due 08/01/11*(8)...................  1,050,000  1,023,750
        PCA LLC/PCA Finance Corp.
         Senior Notes
         11.88% due 08/01/09(2)(4).................  2,000,000    480,000
        Southern Star Central Corp.
         Senior Notes
         6.75% due 03/01/16........................    500,000    491,250
                                                               ----------
                                                                6,980,875
                                                               ----------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (unaudited)
        (continued)



                                                 Principal    Value
                   Security Description           Amount     (Note 2)
          ------------------------------------------------------------
          CORPORATE BONDS & NOTES (continued)
          Specified Purpose Acquisitions -- 0.2%
            ESI Tractebel Acquisition Corp.
             Company Guar. Notes Series B
             7.99% due 12/30/11................. $  718,000 $  740,566
                                                            ----------
          Steel-Producer -- 0.3%
            Chaparral Steel Co.
             Company Guar. Notes
             10.00% due 07/15/13................    875,000    975,625
                                                            ----------
          Storage/Warehousing -- 0.2%
            Mobile Mini, Inc.
             Senior Notes
             9.50% due 07/01/13.................    274,000    293,180
            Mobile Services Group, Inc.
             Senior Notes
             9.75% due 08/01/14*................    400,000    410,000
                                                            ----------
                                                               703,180
                                                            ----------
          Telecom Services -- 1.4%
            Cincinnati Bell Telephone Co.
             Company Guar. Notes
             7.18% due 12/15/23.................    375,000    376,875
            Cincinnati Bell Telephone Co.
             Company Guar. Notes
             7.20% due 11/29/23.................  1,525,000  1,479,250
            Qwest Corp.
             Senior Notes
             7.50% due 10/01/14*................  2,275,000  2,348,937
                                                            ----------
                                                             4,205,062
                                                            ----------
          Telephone-Integrated -- 1.0%
            Cincinnati Bell, Inc.
             Senior Notes
             7.25% due 06/15/23.................    225,000    216,000
            LCI International, Inc.
             Senior Notes
             7.25% due 06/15/07.................    425,000    426,062
            Windstream Corp.
             Senior Notes
             8.63% due 08/01/16*................  2,325,000  2,487,750
                                                            ----------
                                                             3,129,812
                                                            ----------
          Television -- 2.0%
            Allbritton Communications Co
             Senior Sub. Notes
             7.75% due 12/15/12.................  1,700,000  1,712,750
            LIN Television Corp.
             Senior Sub. Notes
             6.50% due 05/15/13.................  1,700,000  1,585,250
            Paxson Communications, Inc.
             Sec. Notes
             11.76% due 01/15/13*(8)............  1,450,000  1,460,875
            Young Broadcasting, Inc.
             Senior Sub. Notes
             8.75% due 01/15/14.................    800,000    680,000
            Young Broadcasting, Inc.
             Company Guar. Bonds
             10.00% due 03/01/11................    600,000    560,250
                                                            ----------
                                                             5,999,125
                                                            ----------


                                                 Principal     Value
                 Security Description             Amount      (Note 2)
        ---------------------------------------------------------------
        Textile-Products -- 0.1%
          Collins & Aikman Floorcoverings, Inc.
           Company Guar. Notes Series B
           9.75% due 02/15/10................... $  305,000 $    303,475
                                                            ------------
        Theaters -- 1.0%
          AMC Entertainment, Inc.
           Senior Sub. Notes
           8.00% due 03/01/14...................    775,000      728,500
          AMC Entertainment, Inc.
           Senior Sub. Notes
           9.88% due 02/01/12...................    700,000      719,250
          Cinemark, Inc.
           Senior Disc. Notes
           9.75% due 03/15/14(6)................  2,150,000    1,714,625
                                                            ------------
                                                               3,162,375
                                                            ------------
        Transport-Air Freight -- 2.6%
          Atlas Air, Inc.
           Pass Through Certs.
           Series 1991, Class B
           7.63% due 01/02/15...................  5,437,354    5,654,848
          Atlas Air, Inc.
           Pass Through Certs.
           Series 2000-1, Class A
           8.71% due 01/02/19...................    274,484      284,091
          Atlas Air, Inc.
           Pass Through Certs.
           Series 1991, Class C
           8.77% due 01/02/11...................    574,341      496,805
          Atlas Air, Inc.
           Pass Through Certs.
           Series 2000-1, Class B
           9.06% due 07/02/17...................  1,301,358    1,444,507
                                                            ------------
                                                               7,880,251
                                                            ------------
        Transport-Services -- 0.3%
          PHI, Inc.
           Senior Notes
           7.13% due 04/15/13*..................    925,000      876,438
                                                            ------------
        Travel Services -- 0.4%
          Travelport, Inc.
           Senior Notes
           9.88% due 09/01/14*..................    200,000      193,000
          Travelport, Inc.
           Senior Notes
           10.02% due 09/01/14*(8)..............    200,000      192,000
          Travelport, Inc.
           Senior Sub. Notes
           11.88% due 09/01/16*.................    825,000      792,000
                                                            ------------
                                                               1,177,000
                                                            ------------
        Total Corporate Bonds & Notes
           (cost $203,003,711)..................             207,192,275
                                                            ------------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (unaudited)
        (continued)



                                                 Principal    Value
                  Security Description            Amount     (Note 2)
         ------------------------------------------------------------
         FOREIGN CORPORATE BONDS & NOTES -- 9.5%
         Chemicals -- 1.4%
           Montell Finance Co BV
            Company Guar. Bonds
            8.10% due 03/15/27.................. $1,875,000 $1,734,375
           Rhodia SA
            Senior Notes
            8.88% due 06/01/11..................  2,548,000  2,630,810
                                                            ----------
                                                             4,365,185
                                                            ----------
         Coal -- 0.3%
           Adaro Finance B.V.
            Company Guar. Notes
            8.50% due 12/08/10..................    775,000    787,594
                                                            ----------
         Computers -- 0.1%
           Seagate Technology HDD Holdings
            Company Guar. Bonds
            6.80% due 10/01/16..................    350,000    348,250
                                                            ----------
         Diversified Financial Services -- 0.4%
           Bluewater Finance, Ltd.
            Company Guar. Notes
            10.25% due 02/15/12.................  1,125,000  1,139,062
                                                            ----------
         Electric -- 0.0%
           AES Drax Energy, Ltd.
            Sec. Notes, Series B,
            11.50% due 08/30/10+(2)(4)..........  4,460,000        446
                                                            ----------
         Engineering & Construction -- 0.6%
           North American Energy Partners, Inc.
            Sec. Notes
            9.00% due 06/01/10..................    700,000    756,000
           North American Energy Partners, Inc.
            Senior Notes
            8.75% due 12/01/11..................  1,010,000  1,007,475
                                                            ----------
                                                             1,763,475
                                                            ----------
         Entertainment -- 0.3%
           Corporacion Interamericana de
            Entetenimiento SA de CV
            Senior Notes
            8.88% due 06/14/15..................    795,000    771,150
                                                            ----------
         Food -- 0.2%
           JBS SA
            Company Guar. Notes
            10.50% due 08/04/16*................    625,000    632,813
                                                            ----------
         Forest Products & Paper -- 0.7%
           Abitibi-Consolidated, Inc.
            Notes
            8.55% due 08/01/10..................  1,525,000  1,513,562
           Abitibi-Consolidated, Inc.
            Debs.
            8.85% due 08/01/30..................    650,000    546,000
                                                            ----------
                                                             2,059,562
                                                            ----------


                                                  Principal    Value
                  Security Description             Amount     (Note 2)
        --------------------------------------------------------------
        Housewares -- 0.1%
          Vitro Envases Norteamerica SA
           Sec. Notes
           10.75% due 07/23/11................... $  225,000 $  239,625
                                                             ----------
                                                              1,213,542
                                                             ----------
        Insurance -- 0.4%
          Fairfax Financial Holdings, Ltd.
           Notes
           8.25% due 10/01/15....................  1,150,000  1,065,187
          Fairfax Financial Holdings, Ltd.
           Notes
           7.75% due 04/26/12....................    243,000    225,990
                                                             ----------
                                                              1,291,177
                                                             ----------
        Iron/Steel -- 0.3%
          CSN Islands IX Corp.
           Company Guar. Notes
           10.00% due 01/15/15...................    900,000  1,044,000
                                                             ----------
        Lodging -- 0.0%
          Grupo Posadas SA DE CV
           Senior Notes
           8.75% due 10/04/11....................    100,000    104,500
                                                             ----------
        Metal Fabrication/Hardware -- 0.0%
          International Utility Structures, Inc.
           Senior Sub. Notes
           10.75% due 02/01/08+(3)(4)............  2,150,000     43,000
                                                             ----------
        Mining -- 0.2%
          Novelis, Inc.
           Senior Notes
           8.00% due 02/15/15....................    575,000    546,250
                                                             ----------
        Oil & Gas -- 0.6%
          Paramount Resources, Ltd.
           Senior Notes
           8.50% due 01/31/13....................  1,150,000  1,152,875
          Compton Petroleum Finance Corp.
           Company Guar. Notes
           7.63% due 12/01/13....................    800,000    772,000
                                                             ----------
                                                              1,924,875
                                                             ----------
        Pharmaceuticals -- 0.4%
          Elan Finance PLC
           Company Guar. Senior Notes
           7.75% due 11/15/11....................  1,300,000  1,265,875
                                                             ----------
        Retail -- 0.1%
          Jean Coutu Group (PJC), Inc.
           Senior Sub. Notes
           8.50% due 08/01/14....................    350,000    336,875
          Jean Coutu Group, Inc.
           Senior Notes
           7.63% due 08/01/12....................     23,000     24,179
                                                             ----------
                                                                361,054
                                                             ----------
        Semiconductors -- 0.5%
          MagnaChip Semiconductor SA
           Senior Sub. Notes
           8.00% due 12/15/14....................     50,000     30,375

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (unaudited)
        (continued)



                                                  Principal    Value
                 Security Description              Amount     (Note 2)
       ----------------------------------------------------------------
       FOREIGN CORPORATE BONDS & NOTES (continued)
       Semiconductors (continued)
         MagnaChip Semiconductor SA
          Sec. Notes
          6.88% due 12/15/11..................... $  475,000 $   380,000
         STATS ChipPAC, Ltd.
          Company Guar. Notes
          6.75% due 11/15/11.....................    325,000     312,000
         Avago Technologies Finance Pte/Avago
          Technologies US/Avago Technologies
          Wireless
          Senior Notes
          10.13% due 12/01/13*...................    675,000     715,500
                                                             -----------
                                                               1,437,875
                                                             -----------
       Telecommunications -- 2.4%
         Telenet Group Holdings NV
          Disc. Notes
          11.50% due 06/15/14(6)*................  3,389,000   2,965,375
         Intelsat Intermediate Holding Co., Ltd.
          Company Guar. Notes
          9.25% due 02/01/15(6)..................  1,350,000     978,750
         Intelsat Bermuda, Ltd.
          Company Guar. Notes
          9.25% due 06/15/16*....................  1,275,000   1,340,344
         Nordic Telephone Co. Holdings
          Senior Notes
          8.88% due 05/01/16*....................  1,250,000   1,314,062
         Intelsat Bermuda, Ltd.
          Senior Notes
          11.25% due 06/15/16*...................    725,000     770,313
                                                             -----------
                                                               7,368,844
                                                             -----------
       Transportation -- 0.5%
         Ultrapetrol Bahamas, Ltd.
          1st Mtg. Bonds
          9.00% due 11/24/14.....................  1,100,000   1,012,000
         Grupo Transportacion Ferroviaria
          Mexicana SA de CV
          Senior Notes
          9.38% due 05/01/12.....................    325,000     344,500
                                                             -----------
                                                               1,356,500
                                                             -----------
       Total Foreign Corporate Bonds & Notes
          (cost $32,512,123).....................             28,851,112
                                                             -----------
       LOAN AGREEMENTS -- 1.3%
       Auto Parts & Equipment -- 0.6%
         Delphi Corp.
          Notes
          13.75% due 06/14/11(4).................  1,745,625   1,808,249
       Beverages -- 0.4%
         Le-Natures, Inc.
          Notes
          9.36% due 03/01/11(5)..................  1,200,000   1,218,750
                                                             -----------
       Housewares -- 0.3%
         Vitro Envases Norteamerica SA
          Term Loan
          11.64% due 02/26/10(4)(9)..............    966,667     973,917
                                                             -----------
       Total Loan Agreements
          (cost $3,952,555)......................              4,000,916
                                                             -----------

                                                     Shares/
                                                    Principal   Value
                  Security Description               Amount    (Note 2)
      ------------------------------------------------------------------
      CONVERTIBLE BONDS & NOTES -- 0.0%
      Telecommunications -- 0.0%
        ICO North America, Inc.
         Senior Notes
         7.50% due 08/15/09(3)(4)(9)
         (cost $75,000)............................ $ 75,000  $    91,500
                                                              -----------
      COMMON STOCK -- 7.6%
      Cable TV -- 0.0%
        Ono Finance PLC*(3)(4).....................      500            0
                                                              -----------
      Casino Services -- 0.1%
        Capital Gaming International, Inc.+(3)(4)..       77            0
        Shreveport Gaming Holdings, Inc.+(3)(4)(9).   14,150      325,775
                                                              -----------
                                                                  325,775
                                                              -----------
      Cellular Telecom -- 6.1%
        iPCS, Inc.+(4)(9)..........................  344,285   18,436,462
                                                              -----------
      Independent Power Producer -- 0.2%
        Mirant Corp.+..............................   26,255      717,024
                                                              -----------
      Medical-Outpatient/Home Medical -- 0.2%
        Critical Care Systems International,
         Inc.(3)(4)(9).............................   69,700      487,900
                                                              -----------
      Oil-Field Services -- 1.0%
        Trico Marine Services, Inc.+...............   93,285    3,148,369
                                                              -----------
      Total Common Stock
         (cost $8,088,161).........................            23,115,530
                                                              -----------
      PREFERRED STOCKS -- 0.8%
      Rental Auto/Equipment -- 0.1%
        Rent-Way, Inc.
         8.00%(3)(4)(9)............................       13      231,817
                                                              -----------
      Retail-Drug Store -- 0.2%
        GNC Corp., Series A,
         12.00%(4).................................      725      797,500
                                                              -----------
      Television -- 0.5%
        ION Media Networks, Inc.
         14.25%(7).................................      176    1,460,800
                                                              -----------
      Total Preferred Stocks
         (cost $2,350,958).........................             2,490,117
                                                              -----------
      WARRANTS+ -- 0.0%
      Oil Companies-Exploration & Production -- 0.0%
        Transmeridian Exploration, Inc.
         Expires 12/15/10
         (Strike Price $4.31)(3)...................   44,885       89,770
                                                              -----------
      Telecom Services -- 0.0%
        KMC Telecom Holdings, Inc.
         Expires 01/31/08
         (Strike Price $0.01)(3)(4)................    3,650            0
        Leap Wireless International, Inc.
         Expires 04/15/10
         (Strike Price $96.80)*(3)(4)..............    2,250            0
                                                              -----------
                                                                        0
                                                              -----------
      Telephone-Integrated -- 0.0%
        GT Group Telecom, Inc.
         Expires 02/01/10
         (Strike Price $0.00)*(3)..................    2,650           27
                                                              -----------
      Transport-Equipment & Leasing -- 0.0%
        Maxim Crane Works Holdings, Inc.
         Expires 01/20/10
         (Strike Price $30.05)(3)(4)(9)............    1,587            0

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (unaudited)
        (continued)


                                                  Shares/
                                                 Principal      Value
                Security Description              Amount       (Note 2)
      -------------------------------------------------------------------
      WARRANTS (continued)
      Transport-Equipment & Leasing (continued)
        Maxim Crane Works Holdings, Inc.
         Expires 01/20/10
         (Strike Price $33.04)(3)(4)(9)........       1,619  $          0
        Maxim Crane Works Holdings, Inc.
         Expires 01/20/10
         (Strike Price $31.58)(3)(4)(9)........       1,182             0
                                                             ------------
                                                                        0
                                                             ------------
      Total Warrants
         (cost $1,436,220).....................                    89,797
                                                             ------------
      Total Long-Term Investment Securities
         (cost $251,418,728)...................               265,831,247
                                                             ------------
      REPURCHASE AGREEMENTS -- 9.2%
        UBS Securities, LLC Joint Repurchase
         Agreement Account (Note 2)
         (cost $28,102,000).................... $28,102,000    28,102,000
                                                             ------------
      TOTAL INVESTMENTS --
         (cost $279,520,728)@..................        96.3%  293,933,247
      Other assets less liabilities............         3.7    11,168,451
                                                -----------  ------------
      NET ASSETS --                                   100.0% $305,101,698
                                                ===========  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At September 30, 2006, the aggregate value of these securities was $54,903,922 representing 18.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
+  Non-income producing security
@  See Note 5 for cost of investments on a tax basis.
(1)Company has filed Chapter 11 bankruptcy protection.
(2)Bond in default
(3)Fair valued security; see Note 2
(4)Illiquid security
(5)Company has filed Chapter 11 bankruptcy protection subsequent to September 30, 2006.
(6)"Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(7)PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(8)Floating rate security where the rate fluctuates. The rate moves us or down at each reset date. The rate reflected is as of September 30, 2006.
(9)To the extent permitted by the Statement of Additional Information, the High Yield Bond Fund may invest in restricted securities. These restricted securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2006, the High Yield Bond Fund held the following restricted securities:


                                                                Market
                                                                Value    % of
                 Acquisition Principal/ Acquisition   Market     per     Net
 Name               Date       Shares      Cost       Value     Share   Assets
 ----            ----------- ---------- ----------- ----------- ------- ------
 Critical Care
  System
  International,
  Inc.
  Common
  Stock.........  7/20/2006      11,842 $   92,960
                  7/20/2006      28,420    247,254
                  7/20/2006       7,105     64,300
                  7/20/2006      18,951    171,507
                  7/20/2006       3,382     30,607
                             ---------- ----------
                                 69,700    606,628  $   487,900 $     7  0.16%
 ICO North
  America,
  Inc.
  7.50% due
  08/15/09......  8/11/2005  $   75,000     75,000       91,500       1  0.03
 iPCS, Inc.
  Common
  Stock.........  7/28/2005       7,313          0
                  7/20/2004     336,972  5,223,066
                             ---------- ----------
                                344,285  5,223,066   18,436,462      54  6.10
 Rent-Way
  8.00%
  Preferred
  Stock.........  5/29/2003          10 $  100,000
                  5/19/2004           3     30,000
                             ---------- ----------
                                     13    130,000      231,817  17,832  0.08
 Maxim Crane
  Works
  Holdings,
  Inc.
  Warrants......  1/28/2005       1,587    432,280            0       0  0.00
 Maxim Crane
  Works
  Holdings,
  Inc.
  Warrants......  1/28/2005       1,619    441,126            0       0  0.00
 Maxim Crane
  Works
  Holdings,
  Inc.
  Warrants......  1/28/2005       1,182    322,058            0       0  0.00
 Shreveport
  Gaming
  Holdings,
  Inc.
  Common
  Stock.........  7/29/2005      11,829    272,336
                  7/21/2005       2,321     53,448
                             ---------- ----------
                                 14,150    325,784      325,775      23  0.11
 Southern
  Energy,
  Inc.
  7.90% due
  07/15/09......  1/25/2006   3,525,000          0            0       0  0.00
 Vitro Envases
  Norteamerica
  SA
  11.64% due
  02/26/10......  3/31/2005     650,356    650,356
                  2/24/2005     316,311    314,493
                             ---------- ----------
                                966,667    964,849      973,917     101  0.32
                                                    -----------          ----
                                                    $20,547,370          6.80%
                                                    ===========          ====

(10)Company has filed for Chapter 7 bankruptcy protection.

See Notes to Financial Statements

        SunAmerica Tax Exempt Insured Fund
        PORTFOLIO PROFILE -- September 30, 2006 -- (unaudited)

Industry Allocation*

                     Ohio...........................  21.0%
                     New York.......................  16.1
                     Massachusetts..................  11.9
                     California.....................   7.6
                     Indiana........................   6.0
                     South Carolina.................   5.7
                     Alabama........................   5.2
                     New Jersey.....................   4.6
                     Connecticut....................   4.3
                     New Mexico.....................   4.3
                     South Dakota...................   3.7
                     Florida........................   3.2
                     Arizona........................   3.2
                     Kentucky.......................   2.4
                     Illinois.......................   1.3
                     Tennessee......................   0.9
                     Georgia........................   0.3
                     Missouri.......................   0.3
                     Kansas.........................   0.2
                     Registered Investment Companies   0.1
                                                     -----
                                                     102.3%
                                                     =====

Credit Quality+#

                                   AAA  85.0%
                                   AA.   5.9%
                                   A..   9.1%
                                       -----
                                       100.0%
                                       =====

--------
* Calculated as a percentage of net assets.
+ Source Standard and Poors.
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica Tax Exempt Insured Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (unaudited)



                                                       Principal    Value
                  Security Description                  Amount     (Note 2)
    -----------------------------------------------------------------------
    MUNICIPAL BONDS & NOTES -- 86.6%
    Alabama -- 5.2%
      Jefferson County, Alabama Sewer Revenue,
       Series D,
       5.25% due 02/01/26(1).......................... $3,000,000 $3,259,500
                                                                  ----------
    California -- 7.6%
      Los Angeles County Metropolitan Transportation
       Authority,
       Series C, Class 2A,
       4.50% due 07/01/29(1)..........................  2,000,000  2,009,280
      State of California,
       Unrefunded,
       5.50% due 04/01/28.............................  2,230,000  2,450,748
      State of California,
       Prefunded,
       5.50% due 04/01/28.............................    270,000    303,234
                                                                  ----------
                                                                   4,763,262
                                                                  ----------
    Connecticut -- 4.3%
      State of Connecticut,
       Refunded,
       Series B,
       5.00% due 06/01/14(1)..........................  2,500,000  2,725,350
                                                                  ----------
    Florida -- 3.2%
      Tampa Bay Water Regional Water Supply
       Authority,
       4.75% due 10/01/33(1)..........................  2,000,000  2,046,340
                                                                  ----------
    Georgia -- 0.3%
      Georgia Municipal Electric Authority,
       Power Revenue,
       Series Y,
       6.40% due 01/01/09(1)..........................     60,000     63,689
      Georgia Municipal Electric Authority,
       Power Revenue,
       Series Y,
       6.40% due 01/01/13(1)..........................     85,000     95,073
                                                                  ----------
                                                                     158,762
                                                                  ----------
    Indiana -- 6.0%
      Indiana Transportation Finance Authority
       Highway Revenue,
       Series A,
       5.25% due 06/01/26(1)..........................  3,500,000  3,771,600
                                                                  ----------
    Massachusetts -- 11.9%
      Massachusetts State Water Resources Authority,
       Revenue Bonds,
       Series A,
       5.00% due 08/01/24(1)..........................  3,910,000  4,151,364
      University Massachusetts Building Authority,
       Project Revenue,
       Series 04-1,
       5.25% due 11/01/27(1)..........................  3,000,000  3,330,780
                                                                  ----------
                                                                   7,482,144
                                                                  ----------
    New Jersey -- 4.6%
      Garden State New Jersey Preservation Trust Open
       Space and Farmland Preservation, Series A,
       5.80% due 11/01/17(1)..........................  2,500,000  2,884,825
                                                                  ----------

                                                      Principal    Value
                 Security Description                  Amount     (Note 2)
   ------------------------------------------------------------------------
   New Mexico -- 4.3%
     New Mexico Finance Authority Transportation,
      Series A,
      5.25% due 06/15/21(1).......................... $2,500,000 $ 2,708,575
                                                                 -----------
   New York -- 11.3%
     New York State Environmental Facilities Corp.,
      Series A,
      4.75% due 06/15/31.............................  2,000,000   2,070,640
     New York State Thruway Authority,
      Series G,
      5.25% due 01/01/27(1)..........................  1,500,000   1,637,085
     Niagara Falls, New York, Public Improvement,
      7.50% due 03/01/13(1)..........................    445,000     539,540
     Niagara Falls, New York, Public Improvement,
      7.50% due 03/01/14(1)..........................    555,000     687,295
     Sales Tax Asset Receivables Corp.,
      Series A,
      5.25% due 10/15/27(1)..........................  2,000,000   2,170,240
                                                                 -----------
                                                                   7,104,800
                                                                 -----------
   Ohio -- 21.0%
     Cincinnati, Ohio City School District Classroom
      Facilities,
      General Obligation,
      5.00% due 12/01/24(1)..........................  3,000,000   3,169,680
     Cuyahoga County,
      Ohio Revenue,
      Series A,
      5.75% due 01/01/24.............................  2,000,000   2,185,140
     Franklin County, Ohio Hospital,
      Revenue,
      Series C,
      5.25% due 05/15/23.............................  3,000,000   3,206,910
     Olentangy Local School District Ohio,
      Series A,
      5.25% due 12/01/27(1)..........................  3,250,000   3,515,525
     Woodridge, Ohio, Local School District
      6.80% due 12/01/14(1)..........................  1,000,000   1,141,690
                                                                 -----------
                                                                  13,218,945
                                                                 -----------
   South Carolina -- 3.2%
     Horry County School District,
      Series A,
      4.50% due 03/01/28(1)..........................  2,000,000   2,030,320
                                                                 -----------
   South Dakota -- 3.7%
     South Dakota State Health & Educational
      Facilities Revenue,
      Refunding,
      6.25% due 07/01/10(1)..........................  2,120,000   2,304,822
                                                                 -----------
   Total Long-Term Investment Securities
      (cost $51,526,329).............................             54,459,245
                                                                 -----------
   SHORT-TERM INVESTMENT SECURITIES -- 15.7%
   Arizona -- 3.2%
     Mesa Arizona Industrial Development
      Auth. Revenue,
      Series B,
      3.71% due 10/03/06(2)..........................  2,000,000   2,000,000
                                                                 -----------

        SunAmerica Tax Exempt Insured Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (unaudited)
        (continued)

                                                      Principal    Value
                  Security Description                 Amount     (Note 2)
    ----------------------------------------------------------------------
    SHORT-TERM INVESTMENT SECURITIES (continued)
    Illinois -- 1.3%
      Chicago O'Hare International Airport,
       2nd Lien,
       Series B,
       3.69% due 10/03/06(2)......................... $  800,000 $  800,000
                                                                 ----------
    Kansas -- 0.2%
      Shawnee Industrial Revenue, Shawnee, Kansas,
       Series B,
       3.75% due 10/03/06(2).........................    105,000    105,000
                                                                 ----------
    Kentucky -- 2.4%
      Breckinridge County, Kentucky,
       Breckinridge Lease,
       3.75% due 10/03/06(2).........................  1,500,000  1,500,000
                                                                 ----------
    Missouri -- 0.3%
      Missouri State Health & Educational Facilities
       Authority,
       Refunding,
       3.78% due 10/03/06(2).........................    200,000    200,000
                                                                 ----------
    New York -- 4.8%
      Long Island Power Authority,
       Sub. Series 7-A,
       3.62% due 10/03/06(1)(2)......................    900,000    900,000
      Metropolitan Transportation Authority,
       Series G2,
       3.66% due 10/03/06(1)(2)......................  2,100,000  2,100,000
                                                                 ----------
                                                                  3,000,000
                                                                 ----------
    South Carolina -- 2.5%
      Piedmont Municipal Power Agency, South
       Carolina, Electric Revenue,
       3.73% due 10/02/06(1)(2)......................    950,000    950,000
      Piedmont Municipal Power Agency, South
       Carolina, Electric Revenue, Sub. Series B-1
       3.73% due 10/03/06(1)(2)......................    650,000    650,000
                                                                 ----------
                                                                  1,600,000
                                                                 ----------

                                                     Principal    Value
                 Security Description                 Amount     (Note 2)
    ----------------------------------------------------------------------
    Tennessee -- 0.9%
      Jackson Energy Authority, Jackson, Tennessee,
       Adjustable,
       3.75% due 10/03/06(1)(2)..................... $600,000  $   600,000
                                                               -----------
    Registered Investment Companies -- 0.1%
      SSGA Tax Free Money Market Fund...............   95,215       95,215
                                                               -----------
    Total Short-Term Investment Securities
       (cost $9,900,215)............................             9,900,215
                                                               -----------
    TOTAL INVESTMENTS
       (cost $61,426,544)@..........................    102.3%  64,359,460
      Liabilities in Excess of Other Assets.........     (2.3)  (1,449,323)
                                                     --------  -----------
    NET ASSETS --                                       100.0% $62,910,137
                                                     ========  ===========

--------
@    See note 5 for cost of investments on a tax basis.
(1) All or part of this security is insured by the Financial Security Assurance ("FSA"), Financial Guaranteed Insurance Corp. ("FGIC"), Municipal Bond Insurance Association ("MBIA"), or American Municipal Bond Assurance Corp. ("AMBAC"). The aggregate value is $51,642,573 or 82.1% of Net Assets.
(2) Variable rate security -- the rate reflected is as of September 30, 2006; maturity date reflects next reset date.

See Notes to Financial Statements

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2006 -- (unaudited)

Note 1. Organization

   SunAmerica Income Funds is an open-end diversified management investment company organized as a Massachusetts business trust (the "Trust"). It currently consists of five different series (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with distinct investment objectives and/or strategies. Each Fund is managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or "AIG SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An investor may invest in one or more of the following Funds:
   SunAmerica U.S. Government Securities Fund, SunAmerica GNMA Fund, SunAmerica Strategic Bond Fund, SunAmerica High Yield Bond Fund and SunAmerica Tax Exempt Insured Fund. The Funds are considered to be separate entities for financial and tax reporting purposes. On May 31, 2006, the SunAmerica Core Bond Fund of the SunAmerica Income Funds was liquidated. The investment objectives and principal investment techniques for each of the Funds are as follows:

   U.S. Government Securities Fund seeks high current income consistent with relative safety of capital by the active trading of securities of high credit quality, issued or guaranteed by the U.S. government, or any agency or instrumentality thereof without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's assets plus borrowing for investment purposes will be invested in such securities.

   GNMA Fund seeks current income, with capital appreciation as a secondary objective by the active trading of mortgage-backed securities of high credit quality issued or guaranteed by the Government National Mortgage Association
   (GNMA) without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's assets plus borrowing for investment purposes will be invested in such securities.

   Strategic Bond Fund seeks a high level of total return by the active trading of a broad range of bonds, including both investment grade and non-investment grade bonds (which may include "junk bonds"), U.S. Government and agency obligations, and mortgage-backed securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's assets plus borrowing for investment purposes will be invested in bonds.

   High Yield Bond Fund seeks a high level of total return by the active trading of below-investment grade U.S. and foreign junk bonds (rated below Baa by Moody's and below BBB by S&P) without regard to the maturities of such securities and bank debt. For purposes of this policy, bonds include fixed-income securities other than short-term commercial paper and preferred stock. Under normal market conditions, at least 80% of the Funds assets plus borrowing for investment purposes will be invested in such securities.

   Tax Exempt Insured Fund seeks as high a level of current income exempt from federal income taxes as is consistent with preservation of capital by investing in tax-exempt municipal bonds that, in addition to having income exempt from federal income taxes, also are insured as to the scheduled payment of principal and interest for as long as such bonds are held by the Fund, without regard to the maturities of such securities. Under normal market conditions, at least 80% of Fund's assets plus any borrowing for investment purposes will be invested in such securities.

   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class B shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares of each Fund convert automatically to Class A shares on the first business day of the month following the eighth anniversary of the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class C shares are offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Certain Class C shares of particular Funds issued in connection

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2006 -- (unaudited) (continued)

   with particular reorganizations or mergers will convert automatically to Class A shares approximately ten years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Effective July 11, 2005, Class X shares of the GNMA Fund are no longer being offered for sale. Effective December 29, 2005, Class Z shares of the High Yield Fund are no longer being offered for sale.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions except as may otherwise be provided in the Trust's registration statement. Class A, Class B and Class C shares each makes distribution and account maintenance and service fee payments under a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") except that Class B and Class C shares are subject to higher distribution fee rates. There are no distribution or service fee payments applicable to Class Z.

   Indemnifications: Under the Funds' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that may contain the obligation to indemnify others. The Funds' maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of material loss from such claims to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

   Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

   Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees.

   Senior Secured Floating Rate Loans ("Loans") for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2006 -- (unaudited) (continued)


   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

   Securities for which market quotations are not readily available or where a development/significant event occurs that may significantly impact the value of the security, are fair valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

   On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements, if any, has not yet been determined.

   In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2006, the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

   Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of September 30, 2006, the following Funds held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

                           Percentage  Principal
Fund                        Interest    Amount
----                       ---------- -----------
U.S. Government Securities    6.76%   $13,510,000
Strategic Bond............    6.18     12,365,000
High Yield Bond...........   14.05     28,102,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   UBS Securities LLC, dated September 30, 2006, bearing interest at a rate of 5.00% per annum, with a principal amount of $200,000,000 a repurchase price of $200,083,333, and a maturity date of October 2, 2006. The repurchase agreement is collateralized by the following:

                                    Interest Maturity  Principal      Market
Type of Collateral                    Rate     Date     Amount        Value
------------------                  -------- -------- ------------ ------------
U.S. Treasury Inflation Index Bonds   2.38%  01/15/25 $161,580,000 $164,812,500
U.S. Treasury Inflation Index Bonds   3.38   04/15/32   38,420,000   39,188,673

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2006 -- (unaudited) (continued)


   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income, is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based on relative net assets or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Dividends from net investment income are accrued daily and paid monthly. Capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The Funds reserve the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss and net assets are not affected by these reclassifications.

   Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of their net income (taxable and tax exempt) to their shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes.

   Investment Securities Loaned: During the period ended September 30, 2006, none of the Funds participated in securities lending with qualified brokers. In lending portfolio securities to brokers the Funds receive cash as collateral against the loaned securities, which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan. The Funds may use the cash collateral received to invest in short-term investments which earn interest income or to cover bank overdrafts. Any interest earned from the investment of the collateral is recorded by the Funds net of the portion of interest that is rebated to the borrowing broker. If the amounts are used to cover bank overdrafts, the broker rebates incurred are reflected as interest expense on the Statement of Operations. During the period ended September 30, 2006, no broker rebates were reclassified to interest expense for any of the Funds. As with other extensions of credit, should the borrower of the securities fail financially, the Funds may bear the risk of delay in recovery or may be subject to replacing the loaned securities by purchasing them with the cash collateral held, which may be less than 100% of the market value of such securities at the time of replacement.

   Forward Foreign Currency Contracts: Certain Funds may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On the settlement date, the Portfolio records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2006 -- (unaudited) (continued)


   Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

   Short Sales: Each Fund may engage in "short sales against the box." A short sale is against the box to the extent that the Fund contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, the High Yield Bond Fund ("Fund") may sell a security it does not own in anticipation of a decline in the market value of that security "short sales." To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Fund will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

   Mortgage-Backed Dollar Rolls: Certain Funds may enter into dollar roll transactions using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Funds' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. During the period ended September 30, 2006, none of the Funds entered in dollar roll transactions.

   Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement.
   In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

Note 3. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with AIG SunAmerica. Under the Agreement, AIG SunAmerica provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, AIG SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds, who are employees of AIG SunAmerica and its affiliates.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2006 -- (unaudited) (continued)


   The Funds pay AIG SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                                            Management
                                          Assets               Fees
                                --------------------------- ----------
U.S. Government Securities Fund            $0 -$200 million   0.650%
                                (greater than) $200 million   0.620
                                (greater than) $400 million   0.550
GNMA Fund......................            $0 - $25 million   0.550
                                 (greater than) $25 million   0.500
                                 (greater than) $50 million   0.450
Strategic Bond Fund............            $0 -$350 million   0.650
                                (greater than) $350 million   0.600
High Yield Bond Fund...........            $0 -$200 million   0.750
                                (greater than) $200 million   0.720
                                (greater than) $400 million   0.550
Tax Exempt Insured Fund........            $0 -$350 million   0.500
                                (greater than) $350 million   0.450

   The Strategic Bond Fund, High Yield Bond Fund and Tax Exempt Insured Fund are subadvised by AIG Global Investment Corp. ("AIGGIC") pursuant to a subadvisory agreement with AIG SunAmerica. AIGGIC is an indirect wholly-owned subsidiary of AIG and an affiliate of AIG SunAmerica. AIGGIC receives the following fees from AIG SunAmerica, based upon each Fund's average daily net assets:

                                        Sub-advisory Fees
                              -------------------------------------
                              Strategic Bond High Yield  Tax Exempt
Assets                             Fund      Bond Fund  Insured Fund
------                        -------------- ---------- ------------
$0 - $200 million............      0.35%        0.45%       0.25%
  (greater than) $200 million      0.25         0.35        0.22
  (greater than) $500 million      0.20         0.30        0.15

   AIG SunAmerica has contractually agreed to waive fees and/or reimburse expenses, if necessary, so that the total net expense ratios for the following classes do not exceed the amounts set forth below. The expense reimbursements and fee waivers will continue indefinitely, subject to termination by the Directors, including a majority of the Independent Directors.

Fund                    Percentage
----                    ----------
Strategic Bond Class A.    1.40%
Strategic Bond Class B.    2.05
Strategic Bond Class C.    2.05
High Yield Bond Class A    1.36
High Yield Bond Class B    2.01
High Yield Bond Class C    2.01

   AIG SunAmerica is voluntarily waiving fees and/or reimbursing expenses, if necessary, so that the total net expense ratios for the following classes do not exceed the amounts set forth below.

               Fund                                    Percentage
               ----                                    ----------
               U.S. Government Securities Fund Class A    0.99%
               U.S. Government Securities Fund Class B    1.64
               U.S. Government Securities Fund Class C    1.64
               GNMA Fund Class A......................    0.99
               GNMA Fund Class B......................    1.64
               GNMA Fund Class C......................    1.64
               Tax Exempt Insured Fund Class C........    1.95

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2006 -- (unaudited) (continued)


   For the six months ended September 30, 2006, AIG SunAmerica has agreed to reimburse expenses as follows:

                  Fund                                Amount
                  ----                               --------
                  U.S. Government Securities Class A $266,853
                  U.S. Government Securities Class B   35,123
                  U.S. Government Securities Class C   15,477
                  GNMA Class A......................  227,183
                  GNMA Class B......................   67,577
                  GNMA Class C......................   36,111
                  High Yield Bond Class A...........  110,038
                  High Yield Bond Class B...........   35,506
                  High Yield Bond Class C...........   48,310
                  Tax Exempt Insured Class C........    1,023

   The Trust, on behalf of each Fund, has entered into a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("SACS" or "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of each Class (each a "Plan" and collectively the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan," the "Class B Plan" and the "Class C Plan." In adopting the Class A Plan, the Class B Plan and the Class C Plan, the Trustees determined that there was a reasonable likelihood that each Plan would benefit the Trust and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan, Class B Plan and Class C Plan, the Distributor receives payments from the Funds at an annual rate of up to 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Fund's Class A, Class B and Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for, include fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class A Plan, Class B Plan or Class C Plan may exceed the Distributor's distribution costs as described above. The Plans provide that each class of shares of each Fund will also pay the Distributor an account maintenance and service fee at the annual rate of up to 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the six months ended September 30, 2006, SACS received fees (see the Statement of Operations) based upon the aforementioned rates.

   SACS receives sales charges on each Fund's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of Class A, Class B and Class C shares. SACS has advised the Funds that for the six months ended September 30, 2006, the proceeds received from Class A sales (and paid out to affiliated and non-affiliated broker-dealers) and Class A, Class B and Class C redemptions were as follows:

                                                  Class A                           Class B
                           ----------------------------------------------------- --------------
                                                                    Contingent     Contingent
                            Sales     Affiliated   Non-affiliated Deferred Sales Deferred Sales
Fund                       Charges  Broker-dealers Broker-dealers    Charges        Charges
----                       -------- -------------- -------------- -------------- --------------
U.S. Government Securities $ 47,093    $ 6,465        $ 32,188        $1,260        $ 38,594
GNMA......................   63,898     17,284          35,606         4,627         137,924
Strategic Bond............  485,375     54,050         348,580         2,886          64,447
High Yield Bond...........  520,537     51,659         384,506         5,591          67,638
Tax Exempt Insured........   15,359      7,115           5,533            --          10,252

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2006 -- (unaudited) (continued)


                              Class C
                           --------------
                             Contingent
                           Deferred Sales
Fund                          Charges
----                       --------------
U.S. Government Securities    $   296
GNMA......................      1,522
Strategic Bond............     23,737
High Yield Bond...........     12,488
Tax Exempt Insured........         99

   The Trust has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. The Service Agreement permits the Funds to compensate SAFS for services rendered, based upon an annual rate of 0.22% of average daily net assets, which is approved annually by the Trustees. For the six months ended September 30, 2006, the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement:

                                              Payable at
Fund                             Expenses September 30, 2006
----                             -------- ------------------
US Government Securities Class A $160,408      $26,293
US Government Securities Class B   19,411        3,068
US Government Securities Class C    8,811        1,521
GNMA Fund Class A...............  330,987       54,864
GNMA Fund Class B...............   77,190       12,050
GNMA Fund Class C...............   41,113        6,469
Strategic Bond Class A..........  349,207       65,690
Strategic Bond Class B..........   52,481        8,938
Strategic Bond Class C..........  124,750       23,487
High Yield Bond Fund Class A....  188,419       28,439
High Yield Bond Fund Class B....   56,658        9,371
High Yield Bond Fund Class C....   82,100       15,144
Tax Exempt Insured Class A......   59,885        9,587
Tax Exempt Insured Class B......    6,851        1,070
Tax Exempt Insured Class C......    4,856          791

   At September 30, 2006, affiliate funds of the SunAmerica Focused Series, Inc. owned 11%, 51% and 42% of the outstanding Class A Shares of U.S. Government Securities Fund, GNMA Fund, and Strategic Bond Fund, respectively. At September 30, 2006, AIG SunAmerica, an indirect wholly-owned subsidiary of AIG, owned 6% of the outstanding Class C shares of the Tax Exempt Insured Fund.

Note 4. Purchases and Sales of Investment Securities

   The aggregate cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended September 30, 2006 were as follows:

                                        U.S. Government                               High     Tax Exempt
                                          Securities        GNMA      Strategic    Yield Bond   Insured
                                             Fund           Fund      Bond Fund       Fund        Fund
                                        --------------- ------------ ------------ ------------ -----------
Purchases (excluding U.S. government
 securities)...........................  $         --   $         -- $395,185,353 $ 85,318,935 $22,728,923
Sales (excluding U.S. government
 securities)...........................            --             --  229,096,792  145,004,914  27,320,457
Purchases of U.S. government securities   234,108,440    376,460,698  125,111,596           --          --
Sales of U.S. government securities....   236,798,858    239,624,262   63,975,359           --          --

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2006 -- (unaudited) (continued)


Note 5. Federal Income Taxes

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, Fund mergers, treatment of defaulted securities, deferred directors compensation, amortization of premium/discount and derivative transactions.

                                   Distributable Earnings                  Tax Distributions
                             For the year ended March 31, 2006     For the year ended March 31, 2006
                           -------------------------------------  ------------------------------------
                                       Long-term
                                     Gains/Capital   Unrealized
                           Ordinary      Loss       Appreciation   Ordinary     Long-term
Fund                        Income   CarryForward  (Depreciation)   Income    Capital Gains Tax Exempt
----                       --------  ------------- -------------- ----------- ------------- ----------
U.S. Government Securities $314,426  $ (8,532,661)  $(4,556,713)  $ 7,599,387   $     --    $       --
GNMA......................  407,397    (1,498,599)   (6,985,389)   17,568,716    175,792            --
Strategic Bond............  668,211   (27,636,027)    1,173,974    10,239,110         --            --
High Yield Bond...........   24,077   (90,167,900)   10,778,425    21,693,351         --            --
Tax Exempt Insured........   50,185*      418,577     2,160,766            --    716,341     2,165,823

--------
 * Tax exempt distributable earnings

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                  U.S.
                                               Government                                             Tax Exempt
                                               Securities       GNMA        Strategic    High Yield    Insured
                                                  Fund          Fund        Bond Fund    Bond Fund       Fund
                                              ------------  ------------  ------------  ------------  -----------
Cost......................................... $175,089,345  $412,624,024  $535,333,522  $279,075,455  $61,425,785
                                              ============  ============  ============  ============  ===========
Appreciation.................................    1,311,841     2,719,950    12,814,403    25,410,410    2,933,675
Depreciation.................................   (3,255,741)   (5,498,355)   (6,883,062)  (10,522,619)          --
                                              ------------  ------------  ------------  ------------  -----------
Unrealized appreciation (depreciation) -- net $ (1,943,900) $ (2,778,405) $  5,931,341  $ 14,857,791  $ 2,933,675
                                              ============  ============  ============  ============  ===========

   As of March 31, 2006, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

                                                    Capital Loss Carryforward
                           ---------------------------------------------------------------------------
Fund                         2007      2008       2009       2010        2011     2012 2013    2014
----                       -------- ---------- ---------- ----------- ----------- ---- ---- ----------
U.S. Government Securities $997,836 $7,263,249 $       -- $        -- $        -- $--  $--  $  271,576
GNMA......................       --         --         --          --          --  --   --   1,498,599
Strategic Bond............  721,003  4,808,434  5,601,470   6,464,175  10,040,945  --   --          --
High Yield Bond...........       --         --  8,923,368  32,249,552  48,994,980  --   --          --

   Included in the capital loss carryforward amounts at March 31, 2006 are the amounts of losses acquired from the following acquired Funds as a result of the reorganizations of the North American Funds ("NA Funds") on November 7, 2001.

North American U.S. Government Securities Fund $  997,836
North American Strategic Income Fund..........  2,727,955

   As a result of reorganizations into some of these portfolios during the period ended March 31, 2002, certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2006 -- (unaudited) (continued)


   The Fund's indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the year ended March 31, 2006:

                     Capital Loss
                     Carryforward
Fund                   Utilized
----                 ------------
Strategic Bond Fund. $ 4,022,796
High Yield Bond Fund  18,815,390

   Under the current law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring the first day of the following year. For the fiscal year ended March 31, 2006, the Funds elected to defer capital losses as follows:

                             Deferred     Deferred
                           Post-October Post-October
Fund                       Capital Loss Currency Loss
----                       ------------ -------------
U.S. Government Securities  $2,498,303       $--
GNMA......................   1,422,349        --
Strategic Bond............      34,802        --
High Yield Bond...........   2,172,571        --
Tax Exempt Insured........          --        --

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2006 -- (continued)


Note 6. Capital Share Transactions

   Transactions in capital shares of each class of each series were as follows:

                                                          U.S. Government Securities Fund
                        ---------------------------------------------------------------------------------------------------
                                              Class A                                           Class B
                        --------------------------------------------------  -----------------------------------------------
                                 For the                                           For the
                            six months ended               For the             six months ended             For the
                           September 30, 2006            year ended           September 30, 2006          year ended
                               (unaudited)             March 31, 2006            (unaudited)            March 31, 2006
                        ------------------------  ------------------------  ---------------------  ------------------------
                          Shares       Amount       Shares       Amount      Shares      Amount      Shares       Amount
                        ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
Shares sold(1)(2)(3)(4)  1,324,670  $ 12,109,597   3,833,993  $ 35,900,779   154,527  $ 1,407,590     308,662  $  2,907,116
Reinvested shares......    265,075     2,412,482     525,900     4,936,255    26,571      241,940      63,611       597,394
Shares redeemed(1)(3).. (2,001,677)  (18,170,731) (6,513,774)  (61,084,959) (439,887)  (3,990,215) (1,150,867)  (10,789,192)
                        ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
Net increase (decrease)   (411,932) $ (3,648,652) (2,153,881) $(20,247,925) (258,789) $(2,340,685)   (778,594) $ (7,284,682)
                        ==========  ============  ==========  ============  ========  ===========  ==========  ============

                                  U.S. Government Securities Fund
                        --------------------------------------------------
                                              Class C
                        --------------------------------------------------
                                 For the
                            six months ended               For the
                           September 30, 2006            year ended
                               (unaudited)             March 31, 2006
                        ------------------------  ------------------------
                          Shares       Amount       Shares       Amount
                        ----------  ------------  ----------  ------------
Shares sold............    204,415  $  1,863,215     290,146  $  2,736,476
Reinvested shares......     13,384       121,710      26,443       247,808
Shares redeemed(2)(4)..   (188,744)   (1,708,072)   (474,314)   (4,455,172)
                        ----------  ------------  ----------  ------------
Net increase (decrease)     29,055  $    276,853    (157,725) $ (1,470,888)
                        ==========  ============  ==========  ============

(1)For the year ended March 31, 2006, includes automatic conversion of 255,677 shares of Class B shares in the amount of $2,072,021 to 255,775 shares of Class A shares in the amount of $2,072,021.
(2)For the year ended March 31, 2006, includes automatic conversion of 11,098 shares of Class C shares in the amount of $103,548 to 11,086 shares of Class A shares in the amount of $103,548.
(3)For the six months ended September 30, 2006, includes automatic conversion of 81,119 shares of Class B shares in the amount of $663,527 to 81,166 shares of Class A shares in the amount of $663,527.
(4)For the six months ended September 30, 2006, includes automatic conversion of 13,953 shares of Class C shares in the amount of $127,108 to 13,938 shares of Class A shares in the amount of $127,108.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2006 -- (continued)

                                                                       GNMA Fund
                        -------------------------------------------------------------------------------------------------------
                                              Class A                                              Class B
                        ---------------------------------------------------  --------------------------------------------------
                                 For the                                              For the
                             six months ended               For the              six months ended               For the
                            September 30, 2006            year ended            September 30, 2006            year ended
                               (unaudited)              March 31, 2006              (unaudited)             March 31, 2006
                        -------------------------  ------------------------  ------------------------  ------------------------
                           Shares       Amount       Shares       Amount       Shares       Amount       Shares       Amount
                        -----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares sold(1)(3)(5)(7)   2,597,103  $ 28,492,182   3,679,546  $ 41,272,893     116,078  $  1,270,925     404,406  $  4,553,528
Reinvested
 shares................     490,316     5,355,296   1,003,485    11,219,648      86,065       942,287     198,444     2,224,433
Shares
 redeemed(1)(5)........  (2,758,351)  (30,168,453) (7,280,453)  (81,346,189) (1,171,274)  (12,813,803) (2,809,670)  (31,520,044)
                        -----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase
 (decrease)............     329,068  $  3,679,025  (2,597,422) $(28,853,648)   (969,131) $(10,600,591) (2,206,820) $(24,742,083)
                        ===========  ============  ==========  ============  ==========  ============  ==========  ============

                                                                       GNMA Fund
                        -------------------------------------------------------------------------------------------------------
                                              Class C                                              Class X
                        ---------------------------------------------------  --------------------------------------------------
                                 For the                                              For the
                             six months ended               For the              six months ended               For the
                            September 30, 2006            year ended            September 30, 2006            year ended
                               (unaudited)              March 31, 2006              (unaudited)             March 31, 2006
                        -------------------------  ------------------------  ------------------------  ------------------------
                           Shares       Amount       Shares       Amount       Shares       Amount       Shares       Amount
                        -----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares sold............     225,101  $  2,470,509     602,279  $  6,796,898          --  $         --       2,510  $     28,279
Reinvested
 shares................      45,956       503,716     104,533     1,173,387          --            --         821         9,297
Shares
 redeemed(3)(7)........    (701,770)   (7,674,085) (1,952,806)  (21,948,681)         --            --     (93,618)   (1,057,899)
                        -----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase
 (decrease)............    (430,713) $ (4,699,860) (1,245,994) $(13,978,396)         --  $         --     (90,287) $ (1,020,323)
                        ===========  ============  ==========  ============  ==========  ============  ==========  ============

                                                                  Strategic Bond Fund
                        -------------------------------------------------------------------------------------------------------
                                              Class A                                              Class B
                        ---------------------------------------------------  --------------------------------------------------
                                 For the                                              For the
                             six months ended               For the              six months ended               For the
                            September 30, 2006            year ended            September 30, 2006            year ended
                               (unaudited)              March 31, 2006              (unaudited)             March 31, 2006
                        -------------------------  ------------------------  ------------------------  ------------------------
                           Shares       Amount       Shares       Amount       Shares       Amount       Shares       Amount
                        -----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares sold(2)(4)(6)(8)  68,927,367  $243,053,521  37,513,168  $132,293,432   2,974,229  $ 10,471,678   5,688,635  $ 20,006,461
Reinvested
 shares................   1,919,073     6,751,721   1,059,222     3,741,901     196,841       692,740     326,591     1,152,376
Shares
 redeemed(2)(6)........ (12,080,642)  (42,422,206) (8,234,142)  (29,041,992) (2,135,040)   (7,496,450) (3,586,213)  (12,634,437)
                        -----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase
 (decrease)............  58,765,798  $207,383,036  30,338,248  $106,993,341   1,036,030  $  3,667,968   2,429,013  $  8,524,400
                        ===========  ============  ==========  ============  ==========  ============  ==========  ============

                                        Strategic Bond Fund
                        ---------------------------------------------------
                                              Class C
                        ---------------------------------------------------
                                 For the
                             six months ended               For the
                            September 30, 2006            year ended
                               (unaudited)              March 31, 2006
                        -------------------------  ------------------------
                           Shares       Amount       Shares       Amount
                        -----------  ------------  ----------  ------------
Shares sold............  14,169,526  $ 50,085,599  20,236,121  $ 71,570,743
Reinvested
 shares................     357,562     1,263,155     417,085     1,477,074
Shares
 redeemed(4)(8)........  (3,630,122)  (12,791,329) (3,618,681)  (12,799,109)
                        -----------  ------------  ----------  ------------
Net increase
 (decrease)............  10,896,966  $ 38,557,425  17,034,525  $ 60,248,708
                        ===========  ============  ==========  ============

(1)For the year ended March 31, 2006, includes automatic conversion of 312,753 shares of Class B shares in the amount of $3,254,695 to 313,548 shares of Class A shares in the amount of $3,254,695.
(2)For the year ended March 31, 2006, includes automatic conversion of 853,201 shares of Class B shares in the amount of $2,990,264 to 853,082 shares of Class A shares in the amount of $2,990,264.
(3)For the year ended March 31, 2006, includes automatic conversion of 115 shares of Class C shares in the amount of $1,284 to 115 shares of Class A shares in the amount of $1,284.
(4)For the year ended March 31, 2006, includes automatic conversion of 1,485 shares of Class C shares in the amount of $5,269 to 1,489 shares of Class A shares in the amount of $5,269.
(5)For the six months ended September 30, 2006, includes automatic conversion of 117,524 shares of Class B shares in the amount of $1,267,703 to 117,832 shares of Class A shares in the amount of $1,267,703.
(6)For the six months ended September 30, 2006, includes automatic conversion of 562,555 shares of Class B shares in the amount of $1,885,764 to 562,555 shares of Class A shares in the amount of $1,885,764.
(7)For the six months ended September 30, 2006, includes automatic conversion of 6,016 shares of Class C shares in the amount of $65,467 to 6,037 shares of Class A shares in the amount of $65,467.
(8)Includes automatic conversion of 838 shares of Class C shares in the amount of $2,936 to 841 shares of Class A shares in the amount of $2,936.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2006 -- (continued)


                                                             High Yield Bond Fund
                  ----------------------------------------------------------------------------------------------------------
                                          Class A                                               Class B
                  ------------------------------------------------------  --------------------------------------------------
                            For the                                               For the
                       six months ended                 For the               six months ended              For the
                      September 30, 2006              year ended             September 30, 2006            year ended
                          (unaudited)               March 31, 2006              (unaudited)              March 31, 2006
                  --------------------------  --------------------------  -----------------------  -------------------------
                     Shares        Amount        Shares        Amount       Shares       Amount       Shares       Amount
                  -----------  -------------  -----------  -------------  ----------  -----------  -----------  ------------
Shares
 sold(1)(4)......  12,742,073  $  58,963,016   60,157,451  $ 269,492,069   1,663,617  $ 7,694,726    2,657,600  $ 12,034,094
Reinvested
 shares..........     634,304      2,939,278    1,245,496      5,639,708     153,975      713,992      363,347     1,644,185
Shares
 redeemed(1)(4).. (24,541,010)  (112,836,389) (37,827,675)  (171,886,729) (2,004,798)  (9,271,309)  (5,617,900)  (25,321,387)
                  -----------  -------------  -----------  -------------  ----------  -----------  -----------  ------------
Net increase
 (decrease)...... (11,164,633) $ (50,934,095)  23,575,272  $ 103,245,048    (187,206) $  (862,591)  (2,596,953) $(11,643,108)
                  ===========  =============  ===========  =============  ==========  ===========  ===========  ============

                                                             High Yield Bond Fund
                  ----------------------------------------------------------------------------------------------------------
                                          Class C                                               Class Z
                  ------------------------------------------------------  --------------------------------------------------
                            For the                                               For the
                       six months ended                 For the               six months ended              For the
                      September 30, 2006              year ended             September 30, 2006            year ended
                          (unaudited)               March 31, 2006              (unaudited)              March 31, 2006
                  --------------------------  --------------------------  -----------------------  -------------------------
                     Shares        Amount        Shares        Amount       Shares       Amount       Shares       Amount
                  -----------  -------------  -----------  -------------  ----------  -----------  -----------  ------------
Shares sold......   5,193,785  $  24,126,598    9,135,786  $  41,520,484          --  $        --           --  $     (1,745)
Reinvested
 shares..........     231,464      1,078,548      456,958      2,077,622          --           --      380,489     1,688,457
Shares
 redeemed........  (2,326,085)   (10,817,229)  (9,102,263)   (41,384,506)         --           --  (20,406,473)  (90,194,761)
                  -----------  -------------  -----------  -------------  ----------  -----------  -----------  ------------
Net increase
 (decrease)......   3,099,164  $  14,387,917      490,481  $   2,213,600          --  $        --  (20,025,984) $(88,508,049)
                  ===========  =============  ===========  =============  ==========  ===========  ===========  ============

                                                            Tax Exempt Insured Fund
                  ----------------------------------------------------------------------------------------------------------
                                          Class A                                               Class B
                  ------------------------------------------------------  --------------------------------------------------
                            For the                                               For the
                       six months ended                 For the               six months ended              For the
                      September 30, 2006              year ended             September 30, 2006            year ended
                          (unaudited)               March 31, 2006              (unaudited)              March 31, 2006
                  --------------------------  --------------------------  -----------------------  -------------------------
                     Shares        Amount        Shares        Amount       Shares       Amount       Shares       Amount
                  -----------  -------------  -----------  -------------  ----------  -----------  -----------  ------------
Shares
 sold(2)(3)(5)(6)      75,844  $     957,886      238,472  $   3,042,167      10,130  $   128,377       27,050  $    345,577
Reinvested
 shares..........      42,083        529,647      120,617      1,542,466       3,562       44,846       12,879       164,760
Shares
 redeemed(2)(5)..    (494,153)    (6,217,121)    (686,079)    (8,829,065)    (88,573)  (1,114,296)    (210,933)   (2,709,988)
                  -----------  -------------  -----------  -------------  ----------  -----------  -----------  ------------
Net increase
 (decrease)......    (376,226) $  (4,729,588)    (326,990) $  (4,244,432)    (74,881) $  (941,073)    (171,004) $ (2,199,651)
                  ===========  =============  ===========  =============  ==========  ===========  ===========  ============

                                  Tax Exempt Insured Fund
                  ------------------------------------------------------
                                          Class C
                  ------------------------------------------------------
                            For the
                       six months ended                 For the
                      September 30, 2006              year ended
                          (unaudited)               March 31, 2006
                  --------------------------  --------------------------
                     Shares        Amount        Shares        Amount
                  -----------  -------------  -----------  -------------
Shares sold......      15,247  $     190,579       63,887  $     822,552
Reinvested
 shares..........       2,558         32,222        8,147        104,235
Shares
 redeemed(3)(6)..     (37,373)      (471,335)    (159,889)    (2,047,423)
                  -----------  -------------  -----------  -------------
Net increase
 (decrease)......     (19,568) $    (248,534)     (87,855) $  (1,120,636)
                  ===========  =============  ===========  =============

(1)For the year ended March 31, 2006, includes automatic conversion of 1,641,545 shares of Class B shares in the amount of $6,887,072 to 1,643,704 shares of Class A shares in the amount of $6,887,072.
(2)For the year ended March 31, 2006, includes automatic conversion of 58,150 shares of Class B shares in the amount of $713,143 to 58,187 shares of Class A shares in the amount of $713,143.
(3)For the year ended March 31, 2006, includes automatic conversion of 40,574 shares of Class C shares in the amount of $514,904 to 40,574 shares of Class A shares in the amount of $514,904.
(4)For the six months ended September 30, 2006, includes automatic conversion of 586,565 shares of Class B shares in the amount of $2,604,749 to 587,484 shares of Class A shares in the amount of $2,604,749.
(5)For the six months ended September 30, 2006, includes automatic conversion of 20,573 shares of Class B shares in the amount of $57,078 to 20,589 shares of Class A shares in the amount of $57,078.
(6)For the six months ended September 30, 2006, includes automatic conversion of 751 shares of Class C shares in the amount of $9,445 to 751 shares of Class A shares in the amount of $9,445.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2006 -- (unaudited) (continued)


Note 7. Lines of Credit

   The AIG SunAmerica Family of Mutual Funds has established $75 million committed and $50 million uncommitted lines of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the $75 million committed line of credit, which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the Fund's cash shortfall exceeds $100,000. For the six months ended September 30, 2006, the following Funds had borrowings:

                                                              Weighted
                              Days     Interest    Average    Average
Fund                       Outstanding Charges  Debt Utilized Interest
----                       ----------- -------- ------------- --------
U.S. Government Securities     17      $ 4,332   $1,592,172     5.74%
GNMA......................     18        2,202      760,700     5.78
Strategic Bond............      1           32      199,009     5.75
High Yield Bond...........     53       68,909    8,237,529     5.59

   At September 30, 2006, the GNMA Fund had a balance open under the line of credit agreement of $1,312,708.

Note 8. Interfund Lending Agreement

   Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by AIG SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended September 30, 2006 none of the Funds participated in this program.

Note 9. Trustees Retirement Plan

   The Trustees of the SunAmerica Income Funds have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any of the AIG SunAmerica mutual funds (an "Eligible Trustee") retires after reaching age 60 but before age 70, or who has at least 5 years of consecutive service after reaching age 65 but before age 70, or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each AIG SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each AIG SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years is added to each Eligible Trustee's Account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   The following amounts of the Retirement Plan liability are included in the Trustees fees and expenses line on the Statement of Assets and Liabilities and the amount for the Retirement Plan expenses are included in the Trustees' fees and expenses line on the Statement of Operations.

                           Retirement Retirement Retirement
                              Plan       Plan       Plan
                           Liability   Expense    Payments
                           ---------- ---------- ----------
Fund                           As of September 30, 2006
----                       --------------------------------
U.S. Government Securities  $93,286     $1,053     $4,762
GNMA......................   49,737      2,507      1,293
Strategic Bond............   24,955      1,371      1,115
High Yield Bond...........   46,459      1,775      1,762
Tax Exempt Insured........   28,892        384      1,343

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2006 -- (unaudited) (continued)


Note 10. Other Information

   On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of the Adviser, the Distributor and AIGGIC (the "Subadviser"), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Trust.

   AIG, without admitting or denying the allegations in the complaint except as to jurisdiction, consented to the entry of an injunction against further violations of the statues referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to
   Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including the Adviser, the Distributor and the Subadviser received a temporary order from the SEC pursuant to
   Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including the Adviser, the Subadviser and the Distributor, to continue to serve as investment adviser, sub-adviser, and principal underwriter of the Funds. The Adviser, the Distributor and the Subadvisor expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

   Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

   As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

   Subject to receipt of permanent relief, the Adviser, the Subadviser and the Distributor believe that the settlements are not likely to have a material adverse effect on their ability to perform investment advisory and underwriting services, respectively, relating to the Funds.

        SunAmerica Income Funds
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT -- September 30, 2006 -- (unaudited)

The Board of Trustees (the "Board"), including the Trustees that are not interested persons of SunAmerica Income Funds (the "Trust"), AIG SunAmerica Asset Management Corp. ("AIG SunAmerica" or the "Adviser") or AIG Global Investment Corp. ("AIGGIC" or the "Subadviser"), within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act") (the "Disinterested Trustees"), approved the continuation of the Investment Advisory and Management Agreement between the Trust on behalf of each of its series (each a "Fund" and collectively, the "Funds"), and AIG SunAmerica (the "Advisory Agreement") for a one-year period ending August 31, 2007, at a meeting held on August 29, 2006. At this same meeting, the Board also approved the continuation of the Subadvisory Agreements between AIG SunAmerica and AIGGIC with respect to the SunAmerica Strategic Bond Fund ("Strategic Bond Fund"), SunAmerica High Yield Bond Fund ("High Yield Bond Fund") and SunAmerica Tax Exempt Insured Fund ("Tax Exempt Insured Fund") for a one-year period ending August 31, 2007.

In accordance with Section 15(c) of the 1940 Act, the Board requested and the Adviser provided materials relating to the Board's consideration of whether to approve the continuation of the Advisory Agreement and Subadvisory Agreements. In determining whether to approve the continuation of the Advisory Agreement and Subadvisory Agreements, the Board, including the Disinterested Trustees, considered the following information:

Nature, Extent and Quality of Services Provided by the Adviser and Subadviser

The Board, including the Disinterested Trustees, considered the nature, quality and extent of services to be provided by AIG SunAmerica and AIGGIC. The Board noted that the services include acting as investment manager and adviser to the Funds, managing the daily business affairs of the Funds, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that AIG SunAmerica provides office space, accounting, legal, compliance, clerical and administrative services (exclusive of, and in addition to, overseeing any such service provided by any others retained by the Funds, including the Subadviser), and has authorized any of its officers and employees, if elected, to serve as officers or trustees of the Funds without compensation. Finally, the Board noted that AIG SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including the Subadviser.

In connection with the services provided by AIG SunAmerica, the Board analyzed the structure and duties of AIG SunAmerica's fund administration, accounting, legal and compliance departments and concluded that they were adequate to meet the needs of the Funds. The Board further noted that AIG SunAmerica provides and compensates a Chief Compliance Officer for the Funds and reviewed information concerning AIG SunAmerica's compliance staff. The Board also reviewed the personnel responsible for providing advisory services to the Funds, and the level and process of monitoring the portfolio managers, and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality portfolio managers and other personnel;
(ii) the Adviser exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Advisory Agreement; (iii) the Adviser was responsive to requests of the Board; and (iv) the Adviser had kept the Board apprised of developments relating to the Funds and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

The Board also considered AIG SunAmerica's reputation and long-standing relationship with the Funds and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual fund and shareholder services. The Board considered AIG SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients, including approximately 130 registered mutual funds and the fact that as of June 30, 2006 AIG SunAmerica managed, advised an/or administered approximately $44.7 billion of assets.

With respect to the Strategic Bond Fund, High Yield Bond Fund and Tax Exempt Insured Fund, for which AIG SunAmerica has delegated daily investment management responsibilities to AIGGIC, the Board also considered the nature, quality and extent of services provided by AIGGIC. The Board observed that AIGGIC is responsible for providing investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Funds for which it serves as Subadviser. The Board reviewed AIGGIC's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel responsible for providing subadvisory

        SunAmerica Income Funds
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT -- September 30, 2006 -- (unaudited) (continued)

services to the Strategic Bond Fund, High Yield Bond Fund and Tax Exempt Insured Fund and concluded, based on their experience with AIGGIC, that (i) AIGGIC was able to retain high quality portfolio managers and other investment personnel; (ii) AIGGIC exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Subadvisory Agreement; and (iii) AIGGIC was responsive to requests of the Board and of AIG SunAmerica. With respect to the administrative services provided by AIGGIC, the Board considered that AIGGIC provides general marketing assistance and has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Strategic Bond Fund, High Yield Bond Fund and Tax Exempt Insured Fund as set forth in each Fund's prospectus. The Board concluded that the nature and extent of services provided by AIGGIC under the Subadvisory Agreements were reasonable and appropriate in relation to the subadvisory fee and that the quality of services continues to be high.

The Board also considered AIG SunAmerica's and AIGGIC's compliance and regulatory history, and noted that neither AIG SunAmerica nor AIGGIC had been the target of any regulatory actions or investigations that could potentially affect its ability to provide investment management and advisory services to the Funds.

Investment Performance of the Funds and the Adviser and Subadviser

The Board also reviewed and considered the performance of the Funds. In preparation for the August 29, 2006 meeting, the Board was provided with reports independently prepared by Lipper, Inc. ("Lipper"). In connection with its review, the Board received and reviewed information regarding the investment performance of the Funds as compared to each Fund's peer group ("Peer Group") and peer universe ("Peer Universe"), as determined by Lipper, and to an appropriate index or combination of indices. The Board also noted that it regularly reviews the performance of the Funds periodically throughout the year.

Based on the Lipper reports, the Board reviewed each Fund's annualized total return, as applicable, for the prior one-, two-, three-, four-, five- and ten-year periods ended June 30, 2006. The Board also received a report prepared by AIG SunAmerica that detailed the Funds performance for the one-, three-, six-, and nine-month periods ended July 31, 2006. Specifically, the Board noted that while the SunAmerica GNMA Fund ("GNMA Fund") and the SunAmerica U.S. Government Securities Fund ("U.S. Government Fund") ranked in the fourth quintile of each Fund's respective Performance Universe during the past one-year period, that each Fund had strong performance over longer periods and that more recently, for the one- and three- month periods ended July 31, 2006, each Fund ranked in the top quintile of its respective performance universe.

In considering the performance of AIGGIC, the Board noted that the Strategic Bond Fund ranked in the first quintile of its Peer Group in each of the one-, three-, five-, and ten-year periods and the Fund also ranked in the first quintile for the one- and three-month period ended July 31, 2006. With respect to the High Yield Bond Fund, the Board considered that the Fund's performance had also ranked in the first quintile of its Peer Group in each of the one-, three-, five-, and ten-year periods and that the Fund also had first quintile performance for the one- and three-month period ended July 31, 2006. The Board also considered that the Tax Exempt Insured Fund's performance ranked in the fifth quintile of its Peer Group in each of the last one-, three-, five, and ten-year periods and while performance had improved during the one- and three-month periods ending July 31, 2006, the Board noted its concern with the Tax Exempt Insured Fund's continued underperformance.

In considering AIG SunAmerica's performance as investment adviser, the Board was provided with a presentation that compared the present and historical staffing levels and annual budget of the Investments Department. Based on this presentation, the Board noted that AIG SunAmerica had made significant enhancements to the Investments Department in an effort to improve Fund performance; with respect to the performance of the Tax Exempt Insured Fund, the Board asked AIG SunAmerica to meet with AIGGIC to discuss and consider other strategic plans to improve Fund performance and to report back to the Board at a later date. In considering the performance of AIG SunAmerica and AIGGIC, the Board did not rely upon comparisons of AIG SunAmerica's performance with respect to its other advisory clients.

Consideration of the Management Fee and Subadvisory Fee and the Cost of the Services and Profits Realized by the Investment Adviser, Subadviser and their Affiliates from the Relationship with the Funds

The Board, including the Disinterested Trustees, received and reviewed information regarding the fees paid by the Funds to AIG SunAmerica for investment advisory and management services and the fees paid by AIG SunAmerica to AIGGIC pursuant to the

        SunAmerica Income Funds
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT -- September 30, 2006 -- (unaudited) (continued)

Subadvisory Agreements. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services provided and any potential additional benefits received by AIG SunAmerica, the Subadviser or their affiliates in connection with providing such services to the Funds.

To assist in analyzing the reasonableness of the fees, the Board received reports prepared independently by Lipper. The reports showed comparative fee information of the Funds' Peer Groups, including rankings within the Peer Groups, as well as reports prepared by AIG SunAmerica. In considering the reasonableness of the management fee, the Board reviewed a number of expense comparisons, including: (i) contractual advisory and subadvisory fees; and (ii) actual total operating expenses. The Board also received information on fees charged by the Subadviser for management of funds similar to the Strategic Bond Fund, High Yield Bond Fund and Tax Exempt Insured Fund. This information assisted the Board in considering what other clients pay AIGGIC for similar services. The Board did not rely upon comparisons of the fees earned by AIG SunAmerica with respect to other investment advisory contracts. In considering the Funds' total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by AIG SunAmerica with respect to the Strategic Bond Fund and High Yield Bond Fund. The Board compared the Funds' net expense ratios to those of other funds within the Funds' respective Peer Groups as a guide to help assess the reasonableness of the Fund's management fee. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups since the exact nature of services provided under the Peer Groups' fund agreements is often not apparent. The Board noted that the Peer Group fee information as a whole was useful in assessing whether the Adviser was providing services at a cost that was competitive with other, similar funds. The Board also took into account that the management fee arrangements included breakpoints that will adjust the fee downward as the size of Funds increase, thereby allowing the shareholders to participate in economies of scale.

In considering the subadvisory fees, the Board, including the Disinterested Trustees, considered that the Strategic Bond Fund, High Yield Bond Fund and Tax Exempt Insured Fund each pay a fee to AIG SunAmerica pursuant to the Advisory Agreement, and that, in turn, AIG SunAmerica and not the Funds, pay a fee to AIGGIC. Therefore, the Board considered the amount of the advisory fee retained by AIG SunAmerica and the fee paid to AIGGIC in connection with the services provided. The Board also considered that the Subadvisory Agreement contained breakpoints in the fee schedule that would adjust the subadvisory fee downward if each of the funds for which AIGGIC serves as subadviser increased its assets to certain levels. The Board noted that such breakpoints would not directly benefit the shareholders, but would result in AIG SunAmerica retaining a larger portion of the advisory fee.

The Board also considered AIG SunAmerica's profitability and the benefits AIG SunAmerica and its affiliates received from its relationship with the Funds. The Board reviewed financial statements relating to AIG SunAmerica's profitability and financial condition with respect to the services it provided the Funds and considered how profit margins could affect AIG SunAmerica's ability to attract and retain high quality investment professionals. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred on a fund by fund basis by AIG SunAmerica and its affiliates in providing services to the Funds. Based on this information, the Board considered the revenues received by AIG SunAmerica under the Advisory Agreement, and where applicable, the Administrative Agreement. The Board also considered revenues received by AIG SunAmerica's affiliates under the Rule 12b-1 Plans, Service Agreements, and Administrative and Shareholder Service Agreements. Additionally, the Board reviewed AIGGIC's financial statements and considered whether AIGGIC had the financial resources necessary to attract and retain high quality investment management personnel, continue to perform its obligations under the Subadvisory Agreement and to continue to provide the high quality of services that it had provided to Strategic Bond Fund, High Yield Bond Fund and Tax Exempt Insured Fund to date.

With respect to indirect costs and benefits, the Board considered that (1) any indirect costs incurred by AIG SunAmerica in connection with rendering investment advisory services to the Funds are inconsequential based on management's judgment on the analysis of the adequacy of the advisory fees, and
(2) any collateral benefits derived as a result of providing advisory services to the Funds are de minimis according to management and do not impact upon the reasonableness of the advisory fee. The Board did, however, consider the reputational value to AIG SunAmerica from serving as investment adviser.

The Board concluded that AIG SunAmerica had the financial resources necessary to perform its obligations under the Advisory Agreement and to continue to provide the high quality of services that it had provided to the Funds to date and that the profitability of the Adviser and its affiliates as a result of their relationships with the Funds was reasonable. The Board also concluded that the level of the management fee was reasonable in light of the factors discussed above.

        SunAmerica Income Funds
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT -- September 30, 2006 -- (unaudited) (continued)


Economies of Scale

The Board, including the Disinterested Trustees, considered whether the Funds have benefited from economies of scale and whether there is potential for future realization of economies with respect to the Funds. Based on the current management fee levels, the Board concluded that any potential economies of scale will be shared between shareholders and AIG SunAmerica in an appropriate manner. The Board considered that the funds in the AIG SunAmerica complex share common resources and as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of AIG SunAmerica as it adds labor and capital to expand the scale of operations.

The Board concluded that the management fee structure was reasonable and that no changes were currently necessary to further reflect economies of scale. The Board noted that it will continue to review fees, including breakpoints and expense caps in connection with contract renewals.

Other Factors

The Board also reviewed the reports from the past year on soft dollar commissions. These reports included information on brokers and total commissions paid for each Fund. The reports also detailed the types of research and services AIG SunAmerica obtained in connection with soft dollar commissions. The Board also considered the potential benefits the Adviser derived from the Fund's soft dollar arrangements whereby brokers provide research to the Adviser in return for allocating fund brokerage.

Conclusion

After a full and complete discussion, the Board approved the continuation of the Advisory Agreement for each of the Funds, and the Subadvisory Agreement with respect to the Strategic Bond Fund, High Yield Bond Fund and Tax Exempt Insured Fund, for a one-year period ending August 31, 2007. Based upon their evaluation of all these factors in their totality, the Board, including the Disinterested Trustees, was satisfied that the terms of the Advisory Agreement and Subadvisory Agreement were fair and reasonable and in the best interests of the Funds and the Funds' shareholders. In arriving at a decision to approve the continuation of the Advisory Agreement and Subadvisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Disinterested Trustees were also assisted by the advice of independent counsel in making this determination.

        SunAmerica Income Funds
        TRUSTEE AND OFFICER INFORMATION -- September 30, 2006 -- (unaudited)

The following table contains basic information regarding the Trustees and Officers that oversee operations of the Funds and other investment companies within the Fund complex.

                                                                  Number of
                        Position     Term of       Principal       Funds in
        Name,          Held With    Office and    Occupations    Fund Complex Other Directorships
     Address and       SunAmerica   Length of    During Past 5   Overseen by        Held by
    Date of Birth*      Complex   Time Served(4)     Years        Trustee(1)      Trustee(2)
---------------------- ---------- -------------- --------------  ------------ -------------------
Disinterested Trustees

Jeffrey S. Burum        Trustee    2004-present  Founder and          42      None
DOB: February 27, 1963                           CEO of
                                                 National
                                                 Housing
                                                 Development
                                                 Corp; Founder,
                                                 Owner and
                                                 Partner of
                                                 Colonies
                                                 Crossroads,
                                                 Inc. (January
                                                 2000 to
                                                 present);
                                                 Owner and
                                                 Managing
                                                 Member of
                                                 Diversified
                                                 Pacific
                                                 Development
                                                 Group, LLC
                                                 (June 1990 to
                                                 present).

Dr. Judith L. Craven    Trustee    2001-present  Retired.             90      Director,
DOB: October 6, 1945                                                          A.G. Belo
                                                                              Corporation
                                                                              (1992 to
                                                                              present);
                                                                              Director,
                                                                              Sysco
                                                                              Corporation
                                                                              (1996 to
                                                                              present);
                                                                              Director,
                                                                              Luby's
                                                                              Inc.
                                                                              (1998 to
                                                                              present);
                                                                              Director,
                                                                              University
                                                                              of Texas
                                                                              Board of
                                                                              Regents
                                                                              (2001-Present).

William F. Devin        Trustee    2001-present  Retired.             90      Member of
DOB: December 30, 1938                                                        the Board
                                                                              of
                                                                              Governors,
                                                                              Boston
                                                                              Stock
                                                                              Exchange
                                                                              (1985-Present).

Samuel M. Eisenstat     Chairman   1986-present  Attorney, solo       52      Director,
DOB: March 7, 1940      of the                   practitioner.                North
                        Board                                                 European
                                                                              Oil
                                                                              Royalty
                                                                              Trust.

Stephen J. Gutman       Trustee    1986-present  Senior               52      None
DOB: May 10, 1943                                Associate,
                                                 Corcoran Group
                                                 (Real Estate)
                                                 (October
                                                 2003-present);
                                                 Partner and
                                                 Member of
                                                 Managing
                                                 Directors,
                                                 Beau
                                                 Brummell-Soho,
                                                 LLC (licensing
                                                 of menswear
                                                 specialty
                                                 retailing and
                                                 other
                                                 activities)
                                                 (June 1988 to
                                                 present).

William J. Shea         Trustee    2004-present  President and        52      Chairman
DOB: February 9, 1948                            CEO, Conseco,                of the
                                                 Inc. (2001 to                Board,
                                                 2004);                       Royal and
                                                 Chairman of                  SunAlliance,
                                                 the Board of                 U.S.A.,
                                                 Centennial                   Inc.
                                                 Technologies,                (March
                                                 Inc. (1998 to                2005 to
                                                 2001); Vice                  present);
                                                 Chairman, Bank               Director,
                                                 Boston                       Boston
                                                 Corporation                  Private
                                                 (1993 to 1998)               Holdings
                                                                              (October
                                                                              2004 to
                                                                              present).
Interested Trustee

Peter A. Harbeck(3)     Trustee    1995-present  President, CEO       99      None
DOB: January 23, 1954                            and Director,
                                                 AIG SunAmerica
                                                 Asset
                                                 Management
                                                 Corp. ("AIG
                                                 SunAmerica")
                                                 (August 1995
                                                 to present);
                                                 Director, AIG
                                                 SunAmerica
                                                 Capital
                                                 Services, Inc.
                                                 ("SACS")
                                                 (August 1993
                                                 to present);
                                                 President and
                                                 CEO, AIG
                                                 Advisor Group,
                                                 Inc. (June
                                                 2004 to
                                                 present)

        SunAmerica Income Funds
        TRUSTEE AND OFFICER INFORMATION -- September 30, 2006 -- (unaudited) (continued)

                                                                                 Number of
                        Position     Term of                                      Funds in
        Name,          Held With    Office and                                  Fund Complex
     Address and       SunAmerica   Length of        Principal Occupations      Overseen by  Other Directorships
    Date of Birth*      Complex   Time Served(4)      During Past 5 Years        Trustee(1)  Held by Trustee(2)
---------------------- ---------- -------------- ------------------------------ ------------ -------------------
OFFICERS
Vincent M. Marra       President   2004-present  Senior Vice President, AIG         N/A      N/A
DOB: May 28, 1950      and CEO                   SunAmerica (February 2003-
                                                 present); Chief Administrative
                                                 Officer, Chief Operating
                                                 Officer and Chief Financial
                                                 Officer, Carret & Co., LLC
                                                 (June 2002 to February 2003);
                                                 President and Chief Operating
                                                 Officer, Bowne Digital
                                                 Solutions (1999 to May 2002)
Donna M. Handel        Treasurer   2002-present  Senior Vice President, AIG         N/A      N/A
DOB: June 25, 1966                               SunAmerica (December 2004
                                                 to present); Vice President,
                                                 AIG SunAmerica (1997 to
                                                 December 2004); Assistant
                                                 Treasurer (1993 to 2002).
Gregory N. Bressler    Secretary   September     Senior Vice President and          N/A      N/A
DOB: November 17, 1966 and Chief   2005-present  General Counsel, AIG
                       Legal                     SunAmerica (June 2005 to
                       Officer                   Present); Vice President and
                                                 Director of U.S. Asset
                                                 Management Compliance,
                                                 Goldman Sachs Asset
                                                 Management, L.P. (June 2004
                                                 to June 2005); Deputy General
                                                 Counsel, Credit Suisse Asset
                                                 Management, LLC. (June
                                                 2002-June 2004); Counsel,
                                                 Credit Suisse Asset
                                                 Management, LLC (January
                                                 2000-June 2002).

--------
* The business address for each Trustee is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" consists of all registered investment company portfolios for which AIG SunAmerica serves as investment adviser or administrator. The "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (10 funds), The Trust (5 funds), SunAmerica Focused Series, Inc. (17 portfolios), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (32 portfolios), VALIC Company I (32 portfolios), VALIC Company II (15 funds), Seasons Series Trust (24 portfolios), AIG Series Trust (6 funds), SunAmerica Focused Alpha Growth Fund, Inc. (1 fund) and SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 fund).
(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.
(3) Interested trustee, as defined within the Investment Company Act of 1940 because he is an officer and director of the advisor and a director of the principal underwriter of the Trust.
(4) Trustees serve until their successors are duly elected and qualified, subject to the Trustee's retirement plan discussed in Note 10 of the financial statements. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees is contained in the Statement of Additional Information which is available; without charge, by calling (800) 858-8850.

[LOGO] AIG SunAmerica
       Mutual Funds

            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992

Directors/Trustees         Investment Adviser                       DISCLOSURE OF QUARTERLY
 Samuel M. Eisenstat                                                PORTFOLIO HOLDINGS
 Peter A. Harbeck             AIG SunAmerica Asset Management Corp. The Trust is required to
 Dr. Judith L. Craven       Harborside Financial                    file its com-plete
 William F. Devin             Center                                schedule of portfolio
 Stephen J. Gutman          3200 Plaza 5                            holdings with the U.S.
 Jeffrey S. Burum           Jersey City, NJ                         Securities and Exchange
 William J. Shea              07311-4992                            Commission for its first
                                                                    and third fiscal quarters
Officers                   Distributor                              on Form N-Q. The Trust's
 Vincent M. Marra,          AIG SunAmerica Capital                  Forms N-Q are available
   President and              Services, Inc.                        on the U.S. Securities
   Chief Executive Officer  Harborside Financial                    and Exchange Commis-sion
 Donna M. Handel,             Center                                website at www.sec.gov.
   Treasurer                3200 Plaza 5                            You can also review and
 Michael Cheah, Vice        Jersey City, NJ                         obtain copies of the
   President                  07311-4992                            Forms N-Q at the U.S.
 Timothy P. Pettee, Vice                                            Securities and Exchange
   President               Shareholder Servicing                    Commission Public
 Cynthia Gibbons, Vice     Agent                                    Refer-ence Room in
   President and Chief      AIG SunAmerica Fund                     Washington DC
   Compliance Officer         Services, Inc.                        (information on the
 James Nichols, Vice        Harborside Financial                    operation of the Public
   President                  Center                                Reference Room may be
 Gregory N. Bressler,       3200 Plaza 5                            ob-tained by calling
   Chief Legal Officer      Jersey City, NJ                         1-800-SEC-0330).
   and Secretary              07311-4992
 Nori L. Gabert, Vice                                               PROXY VOTING RECORD ON
   President and           Custodian and Transfer                   SUNAMERICA INCOME FUNDS
   Assistant Secretary     Agent                                    Information regarding how
 Corey A. Issing,           State Street Bank and                   the SunAmerica Income
   Assistant Secretary        Trust Company                         Funds voted proxies
 Gregory R. Kingston,       P.O. Box 419572                         related to securities
   Vice President and       Kansas City, MO                         held in the SunAmerica
   Assistant Treasurer        64141-6572                            Income Funds during the
 Kathleen Fuentes,                                                  most recent twelve month
   Assistant Secretary     VOTING PROXIES ON TRUST                  period ended June 30 is
                           PORTFOLIO SECURITIES                     available, once filed
                           A description of the                     with the U.S. Securities
                           policies and proce-dures                 and Exchange Commission,
                           that the Trust uses to                   without charge, upon
                           determine how to vote                    request, by calling
                           proxies relating to                      (800) 858-8850 or on the
                           secu-rities held in a                    U.S. Securities and
                           Fund's portfolio which is                Exchange Commission's
                           available in the Trust's                 website at
                           Statement of Additional                  http://www.sec.gov.
                           Information, may be
                           ob-tained without charge                 This report is submitted
                           upon request, by calling                 solely for the general
                           (800) 858-8850. The                      information of
                           in-formation is also                     shareholders of the
                           available from the EDGAR                 Funds. Distribution of
                           database on the U.S.                     this report to persons
                           Secu-rities and Exchange                 other than shareholders
                           Commission's website at                  of the Funds is
                           http://www.sec.gov.                      authorized only in
                                                                    con-nection with a
                                                                    currently effective
                                                                    pro-spectus, setting
                                                                    forth details of the
                                                                    Funds, which must precede
                                                                    or accom-pany this report.

                                                                    The accompanying report
                                                                    has not been audited by
                                                                    independent accountants
                                                                    and accordingly no
                                                                    opinion has been
                                                                    expressed thereon.

[LOGO] AIG SunAmerica
           Mutual Funds




Distributed by:
AIG SunAmerica Capital Services, Inc.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Investors should carefully consider the investment objectives, risks, charges and expenses of any mutual fund before investing. This and other important information is contained in the prospectus, which can be obtained from your financial adviser or from the AIG SunAmerica Sales Desk at 800-858-8850, ext. 6003. Read the prospectus carefully before you invest. Funds distributed by AIG SunAmerica Capital Services, Inc.

www.sunamericafunds.com

INSAN-9/06

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Schedule of Investments.

         Included in Item 1 to the Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of trustees that were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as defined under Rule 30a- 3(c) under the Investment Company Act of 1940 (17 CFR 270. 30a- 3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a)  (1) Not applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certifications pursuant to Rule 30a- 2(b) under the Investment Company Act of 1940 (17 CFR 270. 30a- 2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By: /s/ Vincent M. Marra
    -------------------
    Vincent M. Marra
    President

Date: December 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Vincent M. Marra
    -------------------
    Vincent M. Marra
    President

Date: December 8, 2006

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: December 8, 2006